UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-4085

Fidelity Income Fund

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2018

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity Flex℠ Funds

Fidelity Flex℠ Core Bond Fund

May 31, 2018

ZCD-QTLY-0718
1.9881604.101

Schedule of Investments May 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 24.4%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 1.8%
Automobiles - 0.6%
General Motors Financial Co., Inc. 4.375% 9/25/21	$200,000	$204,793
Media - 1.2%
21st Century Fox America, Inc. 7.75% 12/1/45	20,000	29,210
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.908% 7/23/25	45,000	45,759
5.375% 5/1/47	55,000	51,086
Comcast Corp. 6.45% 3/15/37	15,000	18,318
Time Warner Cable, Inc.:
4% 9/1/21	80,000	80,406
7.3% 7/1/38	120,000	141,463
Time Warner, Inc. 6.2% 3/15/40	40,000	45,292
		411,534

TOTAL CONSUMER DISCRETIONARY		616,327

CONSUMER STAPLES - 0.9%
Beverages - 0.6%
Anheuser-Busch InBev Finance, Inc.:
2.65% 2/1/21	45,000	44,572
4.7% 2/1/36	125,000	128,247
Anheuser-Busch InBev Worldwide, Inc. 4.75% 4/15/58	27,000	26,786
		199,605
Tobacco - 0.3%
Reynolds American, Inc. 7.25% 6/15/37	75,000	95,572

TOTAL CONSUMER STAPLES		295,177

ENERGY - 5.6%
Oil, Gas & Consumable Fuels - 5.6%
Alberta Energy Co. Ltd.:
7.375% 11/1/31	28,000	34,745
8.125% 9/15/30	26,000	33,887
Anadarko Finance Co. 7.5% 5/1/31	40,000	50,187
Anadarko Petroleum Corp.:
5.55% 3/15/26	40,000	43,271
6.6% 3/15/46	30,000	37,210
Canadian Natural Resources Ltd.:
3.9% 2/1/25	25,000	24,855
5.85% 2/1/35	25,000	28,439
Cenovus Energy, Inc. 4.25% 4/15/27	24,000	23,054
Columbia Pipeline Group, Inc.:
4.5% 6/1/25	25,000	25,213
5.8% 6/1/45	10,000	11,403
DCP Midstream LLC 5.85% 5/21/43 (a)(b)	20,000	18,494
DCP Midstream Operating LP 3.875% 3/15/23	20,000	19,250
Enbridge, Inc.:
4.25% 12/1/26	25,000	25,052
5.5% 12/1/46	25,000	27,235
Encana Corp. 6.625% 8/15/37	15,000	18,327
Enterprise Products Operating LP 3.75% 2/15/25	20,000	19,981
Kinder Morgan Energy Partners LP 6.55% 9/15/40	65,000	71,361
Marathon Petroleum Corp. 5.125% 3/1/21	35,000	36,614
MPLX LP 4.875% 12/1/24	14,000	14,587
Petrobras Global Finance BV:
5.625% 5/20/43	50,000	41,750
6.125% 1/17/22	145,000	151,815
7.25% 3/17/44	110,000	103,400
7.375% 1/17/27	90,000	91,337
Petroleos Mexicanos:
4.625% 9/21/23	330,000	323,189
5.625% 1/23/46	40,000	33,840
6.35% 2/12/48 (a)	55,000	50,050
6.5% 3/13/27	20,000	20,365
6.75% 9/21/47	210,000	198,429
Sunoco Logistics Partner Operations LP 5.4% 10/1/47	44,000	41,138
The Williams Companies, Inc.:
4.55% 6/24/24	70,000	70,263
5.75% 6/24/44	35,000	36,663
Western Gas Partners LP:
4.65% 7/1/26	35,000	35,238
5.375% 6/1/21	48,000	49,931
Williams Partners LP 4.3% 3/4/24	100,000	100,813
		1,911,386
FINANCIALS - 10.0%
Banks - 4.4%
Bank of America Corp.:
3.004% 12/20/23 (b)	66,000	64,062
3.5% 4/19/26	160,000	154,997
3.705% 4/24/28 (b)	29,000	27,965
Barclays PLC 4.375% 1/12/26	200,000	194,519
CIT Group, Inc. 6.125% 3/9/28	30,000	30,675
Citigroup, Inc.:
2.4% 2/18/20	62,000	61,371
2.876% 7/24/23 (b)	43,000	41,571
3.142% 1/24/23 (b)	23,000	22,631
4.4% 6/10/25	70,000	70,094
Credit Suisse Group Funding Guernsey Ltd. 3.8% 6/9/23	250,000	247,976
JPMorgan Chase & Co.:
2.35% 1/28/19	35,000	34,954
2.95% 10/1/26	135,000	125,653
4.35% 8/15/21	125,000	128,994
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	165,000	167,457
6% 12/19/23	65,000	68,980
6.125% 12/15/22	80,000	84,633
		1,526,532
Capital Markets - 3.7%
Affiliated Managers Group, Inc. 4.25% 2/15/24	22,000	22,426
Deutsche Bank AG New York Branch:
3.15% 1/22/21	100,000	97,773
4.1% 1/13/26	100,000	92,848
Goldman Sachs Group, Inc.:
2.876% 10/31/22 (b)	170,000	165,806
3.2% 2/23/23	35,000	34,261
3.691% 6/5/28 (b)	170,000	161,547
3.75% 5/22/25	50,000	48,892
3.814% 4/23/29 (b)	75,000	71,632
Moody's Corp.:
3.25% 1/15/28	10,000	9,476
4.875% 2/15/24	9,000	9,488
Morgan Stanley:
3.125% 7/27/26	171,000	160,124
3.737% 4/24/24 (b)	115,000	114,647
5% 11/24/25	35,000	36,520
5.625% 9/23/19	100,000	103,524
5.75% 1/25/21	150,000	159,267
		1,288,231
Consumer Finance - 0.9%
Capital One Financial Corp.:
2.5% 5/12/20	125,000	123,387
3.8% 1/31/28	22,000	20,933
Discover Financial Services:
3.95% 11/6/24	80,000	78,498
4.1% 2/9/27	76,000	73,541
Synchrony Financial 3.95% 12/1/27	17,000	15,792
		312,151
Diversified Financial Services - 0.3%
AXA Equitable Holdings, Inc. 3.9% 4/20/23 (a)	6,000	5,977
Brixmor Operating Partnership LP:
3.25% 9/15/23	35,000	33,576
3.85% 2/1/25	40,000	38,805
Voya Financial, Inc. 3.125% 7/15/24	12,000	11,393
		89,751
Insurance - 0.7%
Pacific LifeCorp 5.125% 1/30/43 (a)	50,000	53,315
Pricoa Global Funding I 5.375% 5/15/45 (b)	45,000	45,225
TIAA Asset Management Finance LLC 4.125% 11/1/24 (a)	80,000	80,396
Unum Group 3.875% 11/5/25	50,000	49,046
		227,982

TOTAL FINANCIALS		3,444,647

HEALTH CARE - 1.6%
Biotechnology - 0.1%
AbbVie, Inc. 4.5% 5/14/35	25,000	24,767
Health Care Providers & Services - 0.7%
CVS Health Corp.:
4.1% 3/25/25	55,000	55,025
4.3% 3/25/28	64,000	63,516
4.78% 3/25/38	29,000	28,766
5.05% 3/25/48	42,000	42,850
HCA Holdings, Inc. 6.5% 2/15/20	50,000	52,250
		242,407
Pharmaceuticals - 0.8%
Actavis Funding SCS 3.45% 3/15/22	40,000	39,472
Mylan N.V. 4.55% 4/15/28 (a)	20,000	19,488
Mylan NV:
3.15% 6/15/21	50,000	49,433
3.95% 6/15/26	20,000	19,068
Shire Acquisitions Investments Ireland DAC 2.4% 9/23/21	55,000	52,926
Teva Pharmaceutical Finance Netherlands III BV:
2.8% 7/21/23	55,000	47,061
3.15% 10/1/26	65,000	52,493
Zoetis, Inc. 3.45% 11/13/20	15,000	15,095
		295,036

TOTAL HEALTH CARE		562,210

INDUSTRIALS - 0.4%
Aerospace & Defense - 0.1%
BAE Systems Holdings, Inc. 3.8% 10/7/24 (a)	40,000	39,950
Trading Companies & Distributors - 0.3%
International Lease Finance Corp. 5.875% 8/15/22	100,000	107,033

TOTAL INDUSTRIALS		146,983

REAL ESTATE - 2.6%
Equity Real Estate Investment Trusts (REITs) - 1.6%
Corporate Office Properties LP 5.25% 2/15/24	157,000	163,879
DDR Corp. 4.625% 7/15/22	65,000	67,060
Duke Realty LP 3.625% 4/15/23	50,000	49,818
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	165,000	164,074
4.5% 1/15/25	6,000	5,859
4.75% 1/15/28	59,000	56,868
WP Carey, Inc. 4% 2/1/25	28,000	27,229
		534,787
Real Estate Management & Development - 1.0%
Brandywine Operating Partnership LP:
3.95% 2/15/23	103,000	103,373
3.95% 11/15/27	24,000	23,061
Digital Realty Trust LP:
4.75% 10/1/25	45,000	46,603
5.25% 3/15/21	30,000	31,395
Liberty Property LP 4.4% 2/15/24	40,000	40,958
Mack-Cali Realty LP 3.15% 5/15/23	50,000	44,407
Ventas Realty LP:
3.5% 2/1/25	65,000	62,525
4% 3/1/28	11,000	10,653
		362,975

TOTAL REAL ESTATE		897,762

TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.8%
AT&T, Inc.:
3.6% 2/17/23	95,000	94,304
4.45% 4/1/24	3,000	3,069
6.3% 1/15/38	50,000	56,514
Verizon Communications, Inc.:
5.012% 4/15/49	30,000	29,397
5.012% 8/21/54	85,000	81,018
5.5% 3/16/47	11,000	11,581
		275,883
UTILITIES - 0.7%
Electric Utilities - 0.5%
FirstEnergy Corp.:
4.25% 3/15/23	45,000	45,868
7.375% 11/15/31	85,000	111,766
IPALCO Enterprises, Inc. 3.7% 9/1/24	10,000	9,702
		167,336
Independent Power and Renewable Electricity Producers - 0.2%
Dolphin Subsidiary II, Inc. 7.25% 10/15/21	50,000	54,500

TOTAL UTILITIES		221,836

TOTAL NONCONVERTIBLE BONDS
(Cost $8,550,716)		8,372,211

U.S. Government and Government Agency Obligations - 36.6%
U.S. Treasury Inflation-Protected Obligations - 7.1%
U.S. Treasury Inflation-Indexed Bonds 0.875% 2/15/47	692,653	681,819
U.S. Treasury Inflation-Indexed Notes:
0.375% 1/15/27	$1,368,858	$1,326,331
0.375% 7/15/27	428,476	415,514

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		2,423,664

U.S. Treasury Obligations - 29.5%
U.S. Treasury Bonds:
2.75% 11/15/47	394,000	373,192
3% 2/15/47	947,000	943,930
3% 5/15/47	124,000	123,482
U.S. Treasury Notes:
1.75% 6/30/22	655,000	632,408
1.875% 3/31/22	6,254,000	6,081,281
2.125% 11/30/24	336,000	322,888
2.25% 12/31/24	595,000	575,965
2.25% 2/15/27	68,000	64,820
2.5% 3/31/23	350,000	347,088
2.75% 2/28/25	500,000	498,848
2.75% 2/15/28	180,000	178,305

TOTAL U.S. TREASURY OBLIGATIONS		10,142,207

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $12,821,259)		12,565,871

U.S. Government Agency - Mortgage Securities - 1.2%
Fannie Mae - 1.2%
3% 6/1/48 (c)	50,000	48,465
3% 6/1/48 (c)	50,000	48,465
3.5% 6/1/48 (c)	325,000	323,906
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $418,192)		420,836

Asset-Backed Securities - 1.8%
CAM Mortgage Trust Series 2016-2 Class A2, 5% 6/15/57 (a)	$100,000	$99,201
DB Master Finance LLC Series 2017-1A:
Class A2I, 3.629% 11/20/47 (a)	49,750	48,714
Class A2II, 4.03% 11/20/47 (a)	49,750	49,052
Ford Credit Floorplan Master Owner Trust:
Series 2017-1 Class A1, 2.07% 5/15/22	50,000	49,213
Series 2018-1 Class A1, 2.95% 5/15/21	40,000	39,926
Hyundai Auto Receivables Trust Series 2018-A Class A3, 2.79% 7/15/22	38,000	37,957
Kubota Credit Owner Trust Series 2018-1A Class A3, 3.15% 8/15/22 (a)	100,000	100,275
Nationstar HECM Loan Trust Series 2018-1A Class A, 2.76% 2/25/28 (a)	79,344	79,344
Securitized Term Auto Receivables Trust Series 2018-1A Class A3, 3.13% 1/25/22 (a)	100,000	100,215
TOTAL ASSET-BACKED SECURITIES
(Cost $606,124)		603,897

Collateralized Mortgage Obligations - 0.3%
Private Sponsor - 0.3%
Citigroup Mortgage Loan Trust, Inc. sequential payer Series 2009-5 Class 5A1, 3.7924% 1/25/37 (a)(b)	29,546	30,053
CSMC Trust Series 2009-5R Class 2A2, 3.4593% 6/25/36 (a)(b)	6,368	6,361
FirstKey Mortgage Trust sequential payer Series 2015-1 Class A9, 3% 3/25/45 (a)(b)	27,449	27,211
Winwater Mortgage Loan Trust sequential payer Series 2015-1 Class A9, 2.5% 1/20/45 (a)	21,746	21,531
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $85,715)		85,156

Commercial Mortgage Securities - 1.1%
COMM Mortgage Trust:
Series 2014-CR17 Class XA, 1.2738% 5/10/47 (b)(d)	96,969	4,114
Series 2015-DC1 Class XA, 1.2839% 2/10/48 (b)(d)	871,827	43,177
CSMC Trust Series 2017-PFHP Class D, 1 month U.S. LIBOR + 2.250% 4.1469% 12/15/30 (a)(b)(e)	76,000	76,190
GAHR Commercial Mortgage Trust Series 2015-NRF Class DFX, 3.4949% 12/15/34 (a)(b)	125,000	124,390
GP Portfolio Trust Series 2014-GPP Class A, 1 month U.S. LIBOR + 1.200% 3.0969% 2/15/27 (a)(b)(e)	16,348	16,350
MSCG Trust Series 2016-SNR Class C, 5.205% 11/15/34 (a)	25,000	24,875
RETL floater Series 2018-RVP Class A, 1 month U.S. LIBOR + 1.100% 2.9969% 3/15/33 (a)(b)(e)	47,085	47,314
WF-RBS Commercial Mortgage Trust Series 2014-C21 Class XA, 1.2571% 8/15/47 (b)(d)	936,299	43,867
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $392,253)		380,277

Municipal Securities - 0.9%
California Gen. Oblig. Series 2009, 7.35% 11/1/39	90,000	129,309
Illinois Gen. Oblig.:
Series 2003, 5.1% 6/1/33	$125,000	$120,315
Series 2010-3, 5.547% 4/1/19	70,000	71,254
TOTAL MUNICIPAL SECURITIES
(Cost $311,618)		320,878

Foreign Government and Government Agency Obligations - 0.5%
Argentine Republic 5.875% 1/11/28	$100,000	$87,250
Dominican Republic 5.95% 1/25/27 (a)	100,000	100,500
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $205,097)		187,750
	Shares	Value

Fixed-Income Funds - 31.4%
Fidelity Floating Rate Central Fund (f)	18,003	1,855,779
Fidelity Mortgage Backed Securities Central Fund (f)	57,677	6,081,498
Fidelity Specialized High Income Central Fund (f)	28,873	2,858,716
TOTAL FIXED-INCOME FUNDS
(Cost $11,017,309)		10,795,993

Money Market Funds - 2.4%
Fidelity Cash Central Fund, 1.76% (g)
(Cost $812,362)	812,199	812,362
TOTAL INVESTMENT IN SECURITIES - 100.6%
(Cost $35,220,645)		34,545,231
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(197,849)
NET ASSETS - 100%		$34,347,382

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,219,246 or 3.5% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (e) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$10,530
Fidelity Floating Rate Central Fund	64,132
Fidelity Mortgage Backed Securities Central Fund	107,520
Fidelity Specialized High Income Central Fund	140,510
Total	$322,692

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$1,244,345	$614,132	$--	$--	$(2,698)	$1,855,779	0.1%
Fidelity Mortgage Backed Securities Central Fund	4,765,339	1,929,618	452,238	(3,182)	(158,039)	6,081,498	0.1%
Fidelity Specialized High Income Central Fund	2,034,874	965,509	--	--	(141,667)	2,858,716	0.4%
Total	$8,044,558	$3,509,259	$452,238	$(3,182)	$(302,404)	$10,795,993

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$8,372,211	$--	$8,372,211	$--
U.S. Government and Government Agency Obligations	12,565,871	--	12,565,871	--
U.S. Government Agency - Mortgage Securities	420,836	--	420,836	--
Asset-Backed Securities	603,897	--	603,897	--
Collateralized Mortgage Obligations	85,156	--	85,156	--
Commercial Mortgage Securities	380,277	--	380,277	--
Municipal Securities	320,878	--	320,878	--
Foreign Government and Government Agency Obligations	187,750	--	187,750	--
Fixed-Income Funds	10,795,993	10,795,993	--	--
Money Market Funds	812,362	812,362	--	--
Total Investments in Securities:	$34,545,231	$11,608,355	$22,936,876	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Government Income Fund

May 31, 2018

GOV-QTLY-0718
1.800338.114

Schedule of Investments May 31, 2018 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 41.8%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 0.2%
Fannie Mae:
0.875% 8/2/19	$131	$129
1% 2/26/19	326	323
1.125% 12/14/18	240	239
Tennessee Valley Authority:
5.25% 9/15/39	2,807	3,580
5.375% 4/1/56	3,438	4,667
		8,938
U.S. Treasury Obligations - 39.6%
U.S. Treasury Bonds:
stripped coupon 2/15/34	23,210	14,508
2.5% 2/15/46	28,232	25,493
2.75% 8/15/47	49,596	46,986
2.75% 11/15/47	4,400	4,168
2.875% 8/15/45	110,441	107,564
3% 11/15/44	29,032	28,970
3% 11/15/45	40,000	39,894
3% 5/15/47	15,900	15,834
3.125% 5/15/48	10,206	10,416
3.625% 2/15/44	43,531	48,302
4.75% 2/15/37 (a)	48,044	60,796
5% 5/15/37 (a)(b)	30,242	39,406
U.S. Treasury Notes:
1.125% 9/30/21	60,467	57,635
1.375% 8/31/20	5,000	4,880
1.375% 1/31/21	22,500	21,836
1.375% 4/30/21	15,000	14,508
1.375% 5/31/21	17,000	16,418
1.5% 7/15/20	20,725	20,319
1.5% 8/15/26	9,629	8,684
1.625% 6/30/20	4,710	4,632
1.625% 7/31/20	20,000	19,649
1.625% 8/31/22	17,293	16,578
1.625% 5/31/23	8,377	7,959
1.75% 10/31/20	2,405	2,363
1.75% 12/31/20	31,701	31,095
1.75% 6/30/22	34,052	32,877
1.875% 1/31/22	45,770	44,570
1.875% 3/31/22	56,661	55,096
1.875% 7/31/22	85,036	82,432
1.875% 9/30/22	28,814	27,891
2% 9/30/20	15,143	14,977
2% 12/31/21	78,894	77,218
2% 7/31/22	18,845	18,359
2% 10/31/22	10,000	9,725
2% 8/15/25 (a)	35,378	33,522
2% 11/15/26	12,579	11,777
2.125% 6/30/21	22,000	21,710
2.125% 12/31/21	2,000	1,966
2.125% 6/30/22	146	143
2.125% 7/31/24	77,525	74,718
2.125% 5/15/25	18,702	17,907
2.25% 7/31/21	26,021	25,758
2.25% 12/31/24	27,679	26,793
2.25% 2/15/27	3,000	2,860
2.25% 11/15/27	13,251	12,580
2.375% 4/15/21	62,750	62,458
2.375% 5/15/27	2,200	2,117
2.5% 3/31/23	55,800	55,336
2.75% 4/30/23	30,920	31,007
2.75% 2/15/28	32,450	32,145
2.875% 4/30/25	47,922	48,165
2.875% 5/31/25	26,600	26,733
		1,519,733
Other Government Related - 2.0%
National Credit Union Administration Guaranteed Notes Series 2010-A1 Class A, 1 month U.S. LIBOR + 0.350% 2.2727% 12/7/20 (NCUA Guaranteed) (c)(d)	2,337	2,340
National Credit Union Administration Guaranteed Notes Master Trust 3.45% 6/12/21 (NCUA Guaranteed)	74,000	75,561
		77,901
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,642,724)		1,606,572

U.S. Government Agency - Mortgage Securities - 6.3%
Fannie Mae - 2.8%
12 month U.S. LIBOR + 1.415% 3.165% 11/1/33 (c)(d)	76	79
12 month U.S. LIBOR + 1.480% 3.302% 7/1/34 (c)(d)	65	67
12 month U.S. LIBOR + 1.523% 3.468% 3/1/36 (c)(d)	245	251
12 month U.S. LIBOR + 1.551% 2.484% 2/1/44 (c)(d)	290	298
12 month U.S. LIBOR + 1.553% 2.577% 5/1/44 (c)(d)	906	929
12 month U.S. LIBOR + 1.553% 3.326% 6/1/36 (c)(d)	80	83
12 month U.S. LIBOR + 1.558% 2.443% 2/1/44 (c)(d)	365	377
12 month U.S. LIBOR + 1.565% 3.565% 3/1/37 (c)(d)	110	114
12 month U.S. LIBOR + 1.570% 2.532% 5/1/44 (c)(d)	498	511
12 month U.S. LIBOR + 1.574% 2.636% 4/1/44 (c)(d)	1,255	1,293
12 month U.S. LIBOR + 1.580% 2.466% 4/1/44 (c)(d)	523	538
12 month U.S. LIBOR + 1.580% 2.52% 1/1/44 (c)(d)	570	588
12 month U.S. LIBOR + 1.725% 2.575% 6/1/42 (c)(d)	222	229
12 month U.S. LIBOR + 1.728% 3.531% 11/1/36 (c)(d)	51	54
12 month U.S. LIBOR + 1.741% 3.529% 3/1/40 (c)(d)	1,029	1,079
12 month U.S. LIBOR + 1.745% 3.573% 7/1/35 (c)(d)	116	120
12 month U.S. LIBOR + 1.800% 2.737% 1/1/42 (c)(d)	772	803
12 month U.S. LIBOR + 1.800% 3.572% 7/1/41 (c)(d)	185	194
12 month U.S. LIBOR + 1.818% 2.682% 2/1/42 (c)(d)	987	1,025
12 month U.S. LIBOR + 1.818% 3.001% 9/1/41 (c)(d)	109	112
12 month U.S. LIBOR + 1.818% 3.261% 7/1/41 (c)(d)	147	155
12 month U.S. LIBOR + 1.830% 3.331% 10/1/41 (c)(d)	88	91
12 month U.S. LIBOR + 1.851% 3.588% 5/1/36 (c)(d)	39	40
6 month U.S. LIBOR + 1.475% 3.121% 10/1/33 (c)(d)	69	71
6 month U.S. LIBOR + 1.510% 3.195% 2/1/33 (c)(d)	47	48
6 month U.S. LIBOR + 1.535% 3.256% 3/1/35 (c)(d)	53	54
6 month U.S. LIBOR + 1.535% 3.257% 12/1/34 (c)(d)	104	107
6 month U.S. LIBOR + 1.556% 3.373% 10/1/33 (c)(d)	35	36
6 month U.S. LIBOR + 1.565% 3.19% 7/1/35 (c)(d)	46	47
U.S. TREASURY 1 YEAR INDEX + 1.965% 3.715% 2/1/36 (c)(d)	45	47
U.S. TREASURY 1 YEAR INDEX + 2.208% 4.083% 3/1/35 (c)(d)	36	38
U.S. TREASURY 1 YEAR INDEX + 2.295% 3.54% 10/1/33 (c)(d)	81	85
3.5% 7/1/32	10,266	10,397
3.5% 6/1/48 (e)	7,700	7,674
4% 5/1/29 to 6/1/47	22,304	22,936
4% 6/1/48 (e)	6,200	6,334
4% 6/1/48 (e)	6,900	7,049
4.5% 11/1/25 to 6/1/41	6,955	7,261
5.5% 12/1/39 to 5/1/44	27,467	30,009
6% 1/1/34 to 6/1/36	4,146	4,613
6.5% 3/1/22 to 5/1/27	192	210
9.5% 10/1/20	3	3
11.5% 1/15/21	0	0
		106,049
Freddie Mac - 0.6%
12 month U.S. LIBOR + 1.754% 3.066% 9/1/41 (c)(d)	1,041	1,083
12 month U.S. LIBOR + 1.874% 3.654% 10/1/42 (c)(d)	590	615
12 month U.S. LIBOR + 1.877% 3.352% 4/1/41 (c)(d)	83	85
12 month U.S. LIBOR + 1.880% 3.056% 10/1/41 (c)(d)	1,764	1,843
12 month U.S. LIBOR + 1.880% 3.205% 9/1/41 (c)(d)	124	130
12 month U.S. LIBOR + 1.910% 3.262% 6/1/41 (c)(d)	116	122
12 month U.S. LIBOR + 1.910% 3.586% 5/1/41 (c)(d)	106	110
12 month U.S. LIBOR + 1.910% 3.634% 5/1/41 (c)(d)	163	171
12 month U.S. LIBOR + 1.910% 3.664% 6/1/41 (c)(d)	157	166
12 month U.S. LIBOR + 2.045% 3.811% 7/1/36 (c)(d)	239	253
12 month U.S. LIBOR + 2.197% 3.899% 3/1/33 (c)(d)	6	6
6 month U.S. LIBOR + 1.445% 3.445% 3/1/35 (c)(d)	153	156
6 month U.S. LIBOR + 1.746% 3.33% 5/1/37 (c)(d)	57	59
6 month U.S. LIBOR + 2.755% 4.432% 10/1/35 (c)(d)	111	118
U.S. TREASURY 1 YEAR INDEX + 2.383% 3.842% 2/1/36 (c)(d)	10	11
U.S. TREASURY 1 YEAR INDEX + 2.548% 3.548% 7/1/35 (c)(d)	477	506
3% 11/1/33	6,597	6,580
3.5% 7/1/32	3,621	3,667
4% 5/1/47 to 7/1/47	4,026	4,116
4.5% 5/1/39 to 10/1/41	2,222	2,343
5.5% 7/1/29	12	13
6% 1/1/24	731	770
9.5% 11/1/19 to 8/1/21	2	2
		22,925
Ginnie Mae - 2.9%
6% 6/15/36	3,498	3,928
4.312% 8/20/61 (c)(f)	1,131	1,135
4.5% 3/20/47 to 4/20/47	51,058	53,147
4.5% 6/1/48 (e)	21,200	22,050
4.5% 6/1/48 (e)	16,950	17,629
4.636% 2/20/62 (c)(f)	1,544	1,564
4.68% 2/20/62 (c)(f)	1,944	1,963
4.716% 1/20/62 (c)(f)	9,662	9,762
5.47% 8/20/59 (c)(f)	14	14
		111,192
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $241,259)		240,166

Asset-Backed Securities - 3.7%
GCO Education Loan Funding Trust Series 2006-1 Class A8L, 3 month U.S. LIBOR + 0.130% 2.46% 5/25/25 (c)(d)	$4,465	$4,462
Goal Capital Funding Trust Series 2005-2 Class A3, 3 month U.S. LIBOR + 0.170% 2.5% 5/28/30 (c)(d)	2,790	2,787
Higher Education Funding Series 2005-1 Class A5, 3 month U.S. LIBOR + 0.160% 2.1036% 2/25/32 (c)(d)	2,646	2,643
Illinois Student Assistance Commission Student Loan Rev. Series 2010-1 Class A2, 3 month U.S. LIBOR + 1.050% 2.7952% 4/25/22 (c)(d)	626	626
Navient Student Loan Trust:
Series 2017-3A:
Class A1, 1 month U.S. LIBOR + 0.300% 2.2597% 7/26/66 (c)(d)(g)	7,841	7,849
Class A2, 1 month U.S. LIBOR + 0.600% 2.5597% 7/26/66 (c)(d)(g)	14,550	14,662
Series 2018-1A Class A1, 1 month U.S. LIBOR + 0.250% 2.1497% 3/25/67 (c)(d)(g)	14,308	14,303
Nelnet Student Loan Trust 3 month U.S. LIBOR + 0.100% 2.4595% 1/25/30 (c)(d)	7,248	7,244
Northstar Education Finance, Inc., Delaware Series 2004-2 Class A4, 3 month U.S. LIBOR + 0.230% 2.5888% 7/28/21 (c)(d)	22,454	22,461
SLM Student Loan Trust Series 2007-8 Class A4, 3 month U.S. LIBOR + 0.470% 2.8295% 1/26/26 (c)(d)	61,372	61,522
Small Business Administration guaranteed development participation certificates:
Series 2002-20J Class 1, 4.75% 10/1/22	458	466
Series 2002-20K Class 1, 5.08% 11/1/22	705	723
Series 2004-20H Class 1, 5.17% 8/1/24	342	354
TOTAL ASSET-BACKED SECURITIES
(Cost $139,929)		140,102

Collateralized Mortgage Obligations - 15.0%
U.S. Government Agency - 15.0%
Fannie Mae:
floater:	$	$
Series 2001-38 Class QF, 1 month U.S. LIBOR + 0.980% 2.9397% 8/25/31 (c)(d)	75	77
Series 2002-49 Class FB, 1 month U.S. LIBOR + 0.600% 2.535% 11/18/31 (c)(d)	67	68
Series 2002-60 Class FV, 1 month U.S. LIBOR + 1.000% 2.9597% 4/25/32 (c)(d)	30	30
Series 2002-75 Class FA, 1 month U.S. LIBOR + 1.000% 2.9597% 11/25/32 (c)(d)	61	62
Series 2010-15 Class FJ, 1 month U.S. LIBOR + 0.930% 2.8897% 6/25/36 (c)(d)	4,513	4,597
planned amortization class:
Series 2005-19 Class PA, 5.5% 7/25/34	839	858
Series 2005-64 Class PX, 5.5% 6/25/35	1,160	1,221
Series 2005-68 Class CZ, 5.5% 8/25/35	3,607	3,929
Series 2006-45 Class OP 6/25/36 (h)	616	522
Series 2010-118 Class PB, 4.5% 10/25/40	5,057	5,257
Series 2012-149:
Class DA, 1.75% 1/25/43	922	879
Class GA, 1.75% 6/25/42	912	869
sequential payer:
Series 2003-117 Class MD, 5% 12/25/23	607	630
Series 2004-91 Class Z, 5% 12/25/34	4,207	4,479
Series 2005-117 Class JN, 4.5% 1/25/36	318	330
Series 2005-14 Class ZB, 5% 3/25/35	1,313	1,401
Series 2006-72 Class CY, 6% 8/25/26	2,536	2,694
Series 2009-59 Class HB, 5% 8/25/39	1,927	2,055
Series 2009-85 Class IB, 4.5% 8/25/24 (i)	134	4
Series 2009-93 Class IC, 4.5% 9/25/24 (i)	180	5
Series 2010-139 Class NI, 4.5% 2/25/40 (i)	2,670	261
Series 2010-39 Class FG, 1 month U.S. LIBOR + 0.920% 2.8797% 3/25/36 (c)(d)	2,795	2,865
Series 2010-97 Class CI, 4.5% 8/25/25 (i)	544	23
Series 2012-27 Class EZ, 4.25% 3/25/42	6,717	6,935
Series 2016-26 Class CG, 3% 5/25/46	17,984	17,849
Freddie Mac:
floater:
Series 2530 Class FE, 1 month U.S. LIBOR + 0.600% 2.5187% 2/15/32 (c)(d)	40	40
Series 2630 Class FL, 1 month U.S. LIBOR + 0.500% 2.4187% 6/15/18 (c)(d)	0	0
Series 2682 Class FB, 1 month U.S. LIBOR + 0.900% 2.8187% 10/15/33 (c)(d)	2,137	2,183
Series 2711 Class FC, 1 month U.S. LIBOR + 0.900% 2.8187% 2/15/33 (c)(d)	1,291	1,318
planned amortization class:
Series 1141 Class G, 9% 9/15/21	22	24
Series 2682 Class LD, 4.5% 10/15/33	568	592
Series 3415 Class PC, 5% 12/15/37	379	402
Series 3840 Class VA, 4.5% 9/15/27	2,748	2,779
Series 3857 Class ZP, 5% 5/15/41	3,105	3,500
Series 4135 Class AB, 1.75% 6/15/42	682	650
sequential payer:
Series 2004-2802 Class ZG, 5.5% 5/15/34	6,375	6,943
Series 2587 Class AD, 4.71% 3/15/33	2,142	2,224
Series 2773 Class HC, 4.5% 4/15/19	20	20
Series 2877 Class ZD, 5% 10/15/34	5,161	5,499
Series 3007 Class EW, 5.5% 7/15/25	4,042	4,263
Series 3745 Class KV, 4.5% 12/15/26	5,878	6,136
Series 3871 Class KB, 5.5% 6/15/41	13,870	15,456
Series 3889 Class DZ, 4% 1/15/41	35,853	37,156
Series 3843 Class PZ, 5% 4/15/41	2,656	2,963
Freddie Mac Multi-family Structured pass-thru certificates sequential payer:
Series 4335 Class AL, 4.25% 3/15/40	5,804	5,960
Series 4341 Class ML, 3.5% 11/15/31	8,416	8,531
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2008-2 Class FD, 1 month U.S. LIBOR + 0.480% 2.4278% 1/20/38 (c)(d)	206	208
Series 2008-73 Class FA, 1 month U.S. LIBOR + 0.860% 2.8078% 8/20/38 (c)(d)	1,606	1,636
Series 2008-83 Class FB, 1 month U.S. LIBOR + 0.900% 2.8478% 9/20/38 (c)(d)	1,365	1,397
Series 2009-108 Class CF, 1 month U.S. LIBOR + 0.600% 2.5338% 11/16/39 (c)(d)	841	849
Series 2011-H20 Class FA, 1 month U.S. LIBOR + 0.550% 2.4331% 9/20/61 (c)(d)(f)	8,014	8,052
Series 2011-H21 Class FA, 1 month U.S. LIBOR + 0.600% 2.4831% 10/20/61 (c)(d)(f)	5,198	5,227
Series 2012-H01 Class FA, 1 month U.S. LIBOR + 0.700% 2.5831% 11/20/61 (c)(d)(f)	4,464	4,502
Series 2012-H03 Class FA, 1 month U.S. LIBOR + 0.700% 2.5831% 1/20/62 (c)(d)(f)	2,891	2,914
Series 2012-H06 Class FA, 1 month U.S. LIBOR + 0.630% 2.5131% 1/20/62 (c)(d)(f)	4,225	4,253
Series 2012-H07 Class FA, 1 month U.S. LIBOR + 0.630% 2.5131% 3/20/62 (c)(d)(f)	2,615	2,630
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 2.5331% 5/20/61 (c)(d)(f)	1,290	1,292
Series 2013-H19:
Class FC, 1 month U.S. LIBOR + 0.600% 2.4831% 8/20/63 (c)(d)(f)	1,074	1,080
Class FD, 1 month U.S. LIBOR + 0.600% 2.4831% 8/20/63 (c)(d)(f)	2,796	2,809
Series 2014-H02 Class FB, 1 month U.S. LIBOR + 0.650% 2.5331% 12/20/63 (c)(d)(f)	35,008	35,283
Series 2014-H03 Class FA, 1 month U.S. LIBOR + 0.600% 2.4831% 1/20/64 (c)(d)(f)	12,924	12,995
Series 2015-H07 Class FA, 1 month U.S. LIBOR + 0.300% 2.1831% 3/20/65 (c)(d)(f)	2,790	2,790
Series 2015-H13 Class FL, 1 month U.S. LIBOR + 0.280% 2.1631% 5/20/63 (c)(d)(f)	6,378	6,380
Series 2015-H19 Class FA, 1 month U.S. LIBOR + 0.200% 2.0831% 4/20/63 (c)(d)(f)	7,645	7,643
Series 2016-H20 Class FM, 1 month U.S. LIBOR + 0.400% 2.2831% 12/20/62 (c)(d)(f)	7,994	8,001
planned amortization class Series 2010-31 Class BP, 5% 3/20/40	11,191	12,380
sequential payer:
Series 2011-69 Class GX, 4.5% 5/16/40	10,205	10,697
Series 2013-H06 Class HA, 1.65% 1/20/63 (f)	3,645	3,596
Series 2013-H26 Class HA, 3.5% 9/20/63 (f)	33,690	33,897
Series 2014-H04 Class HA, 2.75% 2/20/64 (f)	8,183	8,134
Series 2014-H12 Class KA, 2.75% 5/20/64 (f)	4,683	4,627
Series 2016-H02 Class FM, 1 month U.S. LIBOR + 0.500% 2.3831% 9/20/62 (c)(d)(f)	16,163	16,202
Series 2016-H04 Class FE, 1 month U.S. LIBOR + 0.650% 2.5331% 11/20/65 (c)(d)(f)	2,616	2,624
Series 2004-22 Class M1, 5.5% 4/20/34	609	755
Series 2010-169 Class Z, 4.5% 12/20/40	7,059	7,395
Series 2010-H15 Class TP, 5.15% 8/20/60 (f)	9,984	10,138
Series 2010-H17 Class XP, 5.296% 7/20/60 (c)(f)	9,822	9,998
Series 2010-H18 Class PL, 5.01% 9/20/60 (c)(f)	7,480	7,596
Series 2012-64 Class KI, 3.5% 11/20/36 (i)	907	67
Series 2013-124:
Class ES, 8.667% - 1 month U.S. LIBOR 6.0697% 4/20/39 (c)(j)	3,088	3,149
Class ST, 8.800% - 1 month U.S. LIBOR 6.203% 8/20/39 (c)(j)	9,102	9,378
Series 2013-H07 Class JA, 1.75% 3/20/63 (f)	22,518	22,184
Series 2015-H17 Class HA, 2.5% 5/20/65 (f)	11,422	11,369
Series 2015-H21:
Class HA, 2.5% 6/20/63 (f)	30,818	30,702
Class JA, 2.5% 6/20/65 (f)	3,669	3,653
Series 2015-H30 Class HA, 1.75% 9/20/62 (c)(f)	33,553	33,156
Series 2016-H13 Class FB, U.S. TREASURY 1 YEAR INDEX + 0.500% 2.59% 5/20/66 (c)(d)(f)	22,671	22,767
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 2.44% 8/20/66 (c)(d)(f)	20,294	20,322
Series 2090-118 Class XZ, 5% 12/20/39	14,629	15,989
		575,255
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $584,586)		575,255

Commercial Mortgage Securities - 8.8%
Fannie Mae Series 2017-T1 Class A, 2.898% 6/25/27	46,882	45,264
Freddie Mac:
floater:
Series KP04 Class AG1, 1 month U.S. LIBOR + 0.220% 2.1293% 7/25/20 (c)(d)	10,600	10,607
Series KP04, Class AG2, 1 month U.S. LIBOR + 0.200% 2.1093% 10/25/19 (c)(d)	21,200	21,200
pass-thru certificates sequential payer Series K011 Class A2, 4.084% 11/25/20	3,740	3,851
sequential payer:
Series 2017-SR01 Class A2, 2.75% 11/25/22	19,000	18,692
Series 2018-K074 Class A2, 3.6% 1/25/28	2,600	2,640
Series 2018-K731 Class A2, 3.514% 2/25/25	19,820	20,329
Series K009 Class A2, 3.808% 8/25/20	5,591	5,704
Series K071 Class A2, 3.289% 11/25/27	8,900	8,820
Series K072 Class A2, 3.444% 12/25/27	21,029	21,105
Series K073 Class A2, 3.35% 1/25/28	34,500	34,361
Series K708 Class A2, 2.13% 1/25/19	23,431	23,343
Series K709 Class A2, 2.086% 3/25/19	17,210	17,128
Series K710 Class A2, 1.883% 5/25/19	16,748	16,648
Series K713 Class A2, 2.313% 3/25/20	5,370	5,334
Series K717 Class A2, 2.991% 9/25/21	12,968	12,981
Series K504 Class A2, 2.566% 9/25/20	15,428	15,387
Series K704 Class A2, 2.412% 8/25/18	3,151	3,146
Series K706 Class A2, 2.323% 10/25/18	9,306	9,289
Freddie Mac Multi-family floater Series 2017-KT01 Class A, 1 month U.S. LIBOR + 0.320% 2.2854% 2/25/20 (c)(d)	43,722	43,817
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $343,893)		339,646

Foreign Government and Government Agency Obligations - 3.7%
Israeli State:
(guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23	72,266	81,502
5.5% 12/4/23	48	54
5.5% 4/26/24	6,065	6,914
Jordanian Kingdom 3% 6/30/25	19,267	19,192
Ukraine Government 1.471% 9/29/21	34,809	33,457
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $135,613)		141,119
	Shares	Value (000s)

Fixed-Income Funds - 22.5%
Fidelity Mortgage Backed Securities Central Fund (k)
(Cost $857,605)	8,198,294	864,428

Money Market Funds - 0.4%
Fidelity Cash Central Fund, 1.76% (l)
(Cost $17,073)	17,069,682	17,073

Purchased Swaptions - 0.4%
	Expiration Date	Notional Amount (000s)	Value (000s)
Put Options - 0.2%
Option on an interest rate swap with Citibank to pay semi-annually a fixed rate of 3.034% and receive quarterly a floating rate based on 3-month LIBOR, expiring May 2028	4/30/21	17,800	$510
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 2.495% and receive quarterly a floating rate based on 3-month LIBOR, expiring October 2027	10/5/20	13,400	573
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 2.7875% and receive quarterly a floating rate based on 3-month LIBOR, expiring January 2028	1/25/21	77,100	2,627
Option on an interest rate swap with JPMorgan Chase Bank NA to pay semi-annually a fixed rate of 2.5340% and receive quarterly a floating rate based on 3-month LIBOR, expiring December 2027	12/8/20	44,800	1,891
Option on an interest rate swap with JPMorgan Chase Bank NA to pay semi-annually a fixed rate of 3.0580% and receive quarterly a floating rate based on 3-month LIBOR, expiring April 2028	4/20/21	103,200	3,008

TOTAL PUT OPTIONS			8,609

Call Options - 0.2%
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 2.495% and pay quarterly a floating rate based on 3-month LIBOR, expiring October 2027	10/5/20	13,400	232
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 2.7875% and pay quarterly a floating rate based on 3-month LIBOR, expiring January 2028	1/25/21	77,100	1,995
Option on an interest rate swap with JPMorgan Chase Bank NA to receive semi-annually a fixed rate of 2.5340% and pay quarterly a floating rate based on 3-month LIBOR, expiring December 2027	12/8/20	44,800	848
Option on an interest rate swap with JPMorgan Chase Bank NA to receive semi-annually a fixed rate of 3.034% and pay quarterly a floating rate based on 3-month LIBOR, expiring May 2028	4/30/21	17,800	617
Option on an interest rate swap with JPMorgan Chase Bank NA to receive semi-annually a fixed rate of 3.058% and pay quarterly a floating rate based on 3-month LIBOR, expiring April 2028	4/20/21	103,200	3,571

TOTAL CALL OPTIONS			7,263

TOTAL PURCHASED SWAPTIONS
(Cost $15,670)			15,872
TOTAL INVESTMENT IN SECURITIES - 102.6%
(Cost $3,978,352)			3,940,233
NET OTHER ASSETS (LIABILITIES) - (2.6)%			(98,128)
NET ASSETS - 100%			$3,842,105

TBA Sale Commitments
	Principal Amount (000s)	Value (000s)
Fannie Mae
3.5% 6/1/48	$(7,700)	$(7,674)
4% 6/1/48	(10,000)	(10,216)
4% 6/1/48	(3,100)	(3,167)
TOTAL TBA SALE COMMITMENTS
(Proceeds $20,872)		$(21,057)

Written Swaptions
	Expiration Date	Notional Amount (000s)	Value (000s)
Put Swaptions
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 3.065% and receive quarterly a floating rate based on 3-month LIBOR, expiring January 2028	2/5/21	$57,570	$(1,586)
Call Swaptions
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 3.065% and pay quarterly a floating rate based on 3-month LIBOR, expiring January 2028	2/5/21	57,570	(1,946)
TOTAL WRITTEN SWAPTIONS			$(3,532)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount (000s)	Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	625	Sept. 2018	$75,273	$790	$790
CBOT 2-Year U.S. Treasury Note Contracts (United States)	687	Sept. 2018	145,805	(259)	(259)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	605	Sept. 2018	68,904	681	681
CBOT Long Term U.S. Treasury Bond Contracts (United States)	238	Sept. 2018	34,540	1,113	1,113
CBOT Ultra 10-Year U.S. Treasury Note Contracts (United States)	15	Sept. 2018	1,925	40	40
TOTAL FUTURES CONTRACTS					$2,365

The notional amount of futures purchased as a percentage of Net Assets is 8.5%

Swaps

Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount (000s)	Value (000s)	Upfront Premium Received/(Paid) (000s)(2)	Unrealized Appreciation/(Depreciation) (000s)
Interest Rate Swaps
2%	Semi - annual	3-month LIBOR (3)	Quarterly	LCH	Jun. 2025	$20,000	$6	$0	$6

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

 (3) Represents floating rate.

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,779,000.

 (b) Security or a portion of the security has been segregated as collateral for centrally cleared over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $691,000.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $36,814,000 or 1.0% of net assets.

 (h) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.

 (i) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (j) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (k) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (l) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$377
Fidelity Mortgage Backed Securities Central Fund	17,987
Total	$18,364

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$939,005	$105,990	$152,000	$3,913	$(32,480)	$864,428	11.9%
Total	$939,005	$105,990	$152,000	$3,913	$(32,480)	$864,428

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
U.S. Government and Government Agency Obligations	$1,606,572	$--	$1,606,572	$--
U.S. Government Agency - Mortgage Securities	240,166	--	240,166	--
Asset-Backed Securities	140,102	--	140,102	--
Collateralized Mortgage Obligations	575,255	--	575,255	--
Commercial Mortgage Securities	339,646	--	339,646	--
Foreign Government and Government Agency Obligations	141,119	--	141,119	--
Fixed-Income Funds	864,428	864,428	--	--
Money Market Funds	17,073	17,073	--	--
Purchased Swaptions	15,872	--	15,872	--
Total Investments in Securities:	$3,940,233	$881,501	$3,058,732	$--
Derivative Instruments:
Assets
Futures Contracts	$2,624	$2,624	$--	$--
Swaps	6	--	6	--
Total Assets	$2,630	$2,624	$6	$--
Liabilities
Futures Contracts	$(259)	$(259)	$--	$--
Written Swaptions	(3,532)	--	(3,532)	--
Total Liabilities	$(3,791)	$(259)	$(3,532)	$--
Total Derivative Instruments:	$(1,161)	$2,365	$(3,526)	$--
Other Financial Instruments:
TBA Sale Commitments	$(21,057)	$--	$(21,057)	$--
Total Other Financial Instruments:	$(21,057)	$--	$(21,057)	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Foreign government and government agency obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Intermediate Government Income Fund

May 31, 2018

SLM-QTLY-0718
1.800340.114

Schedule of Investments May 31, 2018 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 59.0%
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - 56.5%
U.S. Treasury Notes:
1.125% 9/30/21	$11,060	$10,542
1.375% 4/30/20	2,170	2,128
1.375% 1/31/21	8,000	7,764
1.5% 7/15/20	11,488	11,263
1.5% 8/15/26	174	157
1.625% 7/31/20	3,000	2,947
1.625% 8/31/22	3,459	3,316
1.625% 5/31/23	1,096	1,041
1.75% 10/31/20	5,000	4,912
1.75% 12/31/20	11,330	11,114
1.75% 4/30/22	2,240	2,166
1.75% 6/30/22 (a)	24	23
1.875% 1/31/22	29,140	28,376
1.875% 3/31/22	20,608	20,039
1.875% 7/31/22	16,612	16,103
2% 12/31/21	1,226	1,200
2% 10/31/22	3,250	3,161
2% 8/15/25 (a)(b)	41,631	39,451
2.125% 6/30/22	327	320
2.125% 12/31/22	6,399	6,248
2.125% 7/31/24	18,117	17,461
2.125% 5/15/25	1,053	1,008
2.25% 7/31/21	29,932	29,629
2.25% 12/31/24	8,407	8,138
2.25% 2/15/27	440	419
2.25% 8/15/27	8,155	7,750
2.25% 11/15/27	1,563	1,484
2.375% 4/30/20	13,000	12,987
2.375% 4/15/21	11,560	11,506
2.375% 5/15/27	2,764	2,659
2.5% 3/31/23	2,020	2,003
2.75% 4/30/23	16,180	16,226
2.75% 5/31/23	7,570	7,592
2.75% 2/15/28	4,980	4,933
2.875% 4/30/25	10,903	10,958
2.875% 5/15/28	4,850	4,860
		311,884
Other Government Related - 2.5%
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 1 month U.S. LIBOR + 0.350% 2.2727% 12/7/20 (NCUA Guaranteed) (c)(d)	551	552
Series 2011-R1 Class 1A, 1 month U.S. LIBOR + 0.450% 2.3331% 1/8/20 (NCUA Guaranteed) (c)(d)	1,086	1,088
National Credit Union Administration Guaranteed Notes Master Trust 3.45% 6/12/21 (NCUA Guaranteed)	12,000	12,253
		13,893
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $332,790)		325,777

U.S. Government Agency - Mortgage Securities - 6.4%
Fannie Mae - 2.1%
12 month U.S. LIBOR + 1.365% 3.115% 10/1/35 (c)(d)	7	7
12 month U.S. LIBOR + 1.415% 3.165% 11/1/33 (c)(d)	8	8
12 month U.S. LIBOR + 1.480% 3.302% 7/1/34 (c)(d)	8	8
12 month U.S. LIBOR + 1.495% 3.296% 1/1/35 (c)(d)	38	39
12 month U.S. LIBOR + 1.551% 2.484% 2/1/44 (c)(d)	47	48
12 month U.S. LIBOR + 1.553% 2.577% 5/1/44 (c)(d)	147	151
12 month U.S. LIBOR + 1.553% 3.326% 6/1/36 (c)(d)	8	8
12 month U.S. LIBOR + 1.558% 2.443% 2/1/44 (c)(d)	59	61
12 month U.S. LIBOR + 1.565% 3.565% 3/1/37 (c)(d)	10	11
12 month U.S. LIBOR + 1.570% 2.532% 5/1/44 (c)(d)	81	83
12 month U.S. LIBOR + 1.574% 2.636% 4/1/44 (c)(d)	204	210
12 month U.S. LIBOR + 1.580% 2.466% 4/1/44 (c)(d)	85	87
12 month U.S. LIBOR + 1.580% 2.52% 1/1/44 (c)(d)	92	95
12 month U.S. LIBOR + 1.617% 3.506% 3/1/33 (c)(d)	24	25
12 month U.S. LIBOR + 1.643% 3.315% 9/1/36 (c)(d)	13	14
12 month U.S. LIBOR + 1.645% 3.589% 6/1/47 (c)(d)	21	22
12 month U.S. LIBOR + 1.728% 3.531% 11/1/36 (c)(d)	52	55
12 month U.S. LIBOR + 1.741% 3.529% 3/1/40 (c)(d)	238	250
12 month U.S. LIBOR + 1.745% 3.573% 7/1/35 (c)(d)	9	9
12 month U.S. LIBOR + 1.760% 3.593% 2/1/37 (c)(d)	83	85
12 month U.S. LIBOR + 1.800% 2.737% 1/1/42 (c)(d)	204	213
12 month U.S. LIBOR + 1.818% 2.682% 2/1/42 (c)(d)	267	278
12 month U.S. LIBOR + 1.851% 3.588% 5/1/36 (c)(d)	4	4
12 month U.S. LIBOR + 1.885% 3.971% 4/1/36 (c)(d)	64	68
12 month U.S. LIBOR + 2.176% 3.851% 8/1/35 (c)(d)	59	62
6 month U.S. LIBOR + 1.510% 3.195% 2/1/33 (c)(d)	5	5
6 month U.S. LIBOR + 1.535% 3.256% 3/1/35 (c)(d)	7	7
6 month U.S. LIBOR + 1.535% 3.257% 12/1/34 (c)(d)	10	10
6 month U.S. LIBOR + 1.556% 3.373% 10/1/33 (c)(d)	4	4
6 month U.S. LIBOR + 1.565% 3.19% 7/1/35 (c)(d)	5	6
U.S. TREASURY 1 YEAR INDEX + 1.965% 3.715% 2/1/36 (c)(d)	4	4
U.S. TREASURY 1 YEAR INDEX + 2.146% 3.386% 7/1/36 (c)(d)	45	47
U.S. TREASURY 1 YEAR INDEX + 2.208% 4.083% 3/1/35 (c)(d)	4	5
U.S. TREASURY 1 YEAR INDEX + 2.295% 3.54% 10/1/33 (c)(d)	10	11
3.5% 7/1/32	1,737	1,759
4.5% 11/1/25 to 6/1/41	1,469	1,539
5% 1/1/22 to 4/1/22	13	13
5.5% 10/1/20 to 5/1/44	4,016	4,363
6% 1/1/34 to 6/1/36	829	923
6.5% 2/1/22 to 8/1/36	854	955
		11,552
Freddie Mac - 0.7%
12 month U.S. LIBOR + 1.325% 3.075% 3/1/37 (c)(d)	7	7
12 month U.S. LIBOR + 1.515% 3.265% 11/1/35 (c)(d)	21	21
12 month U.S. LIBOR + 1.600% 3.35% 7/1/35 (c)(d)	14	14
12 month U.S. LIBOR + 1.754% 3.066% 9/1/41 (c)(d)	293	305
12 month U.S. LIBOR + 1.793% 3.543% 4/1/37 (c)(d)	15	15
12 month U.S. LIBOR + 1.874% 3.654% 10/1/42 (c)(d)	159	166
12 month U.S. LIBOR + 1.880% 3.056% 10/1/41 (c)(d)	286	298
12 month U.S. LIBOR + 2.045% 3.811% 7/1/36 (c)(d)	23	25
12 month U.S. LIBOR + 2.197% 3.899% 3/1/33 (c)(d)	1	1
6 month U.S. LIBOR + 1.445% 3.445% 3/1/35 (c)(d)	15	15
6 month U.S. LIBOR + 1.647% 3.309% 2/1/37 (c)(d)	16	17
6 month U.S. LIBOR + 1.665% 3.385% 7/1/35 (c)(d)	245	250
6 month U.S. LIBOR + 1.675% 3.175% 6/1/37 (c)(d)	11	12
6 month U.S. LIBOR + 1.720% 3.345% 8/1/37 (c)(d)	21	22
6 month U.S. LIBOR + 1.746% 3.33% 5/1/37 (c)(d)	6	6
6 month U.S. LIBOR + 1.932% 3.552% 10/1/36 (c)(d)	69	71
6 month U.S. LIBOR + 1.976% 3.648% 10/1/35 (c)(d)	48	50
6 month U.S. LIBOR + 2.010% 3.51% 5/1/37 (c)(d)	60	63
6 month U.S. LIBOR + 2.010% 3.679% 5/1/37 (c)(d)	118	123
6 month U.S. LIBOR + 2.040% 3.622% 6/1/37 (c)(d)	24	25
6 month U.S. LIBOR + 2.755% 4.432% 10/1/35 (c)(d)	11	11
U.S. TREASURY 1 YEAR INDEX + 2.035% 3.131% 6/1/33 (c)(d)	66	69
U.S. TREASURY 1 YEAR INDEX + 2.230% 3.057% 4/1/34 (c)(d)	210	221
U.S. TREASURY 1 YEAR INDEX + 2.383% 3.842% 2/1/36 (c)(d)	1	1
U.S. TREASURY 1 YEAR INDEX + 2.548% 3.548% 7/1/35 (c)(d)	48	51
3% 11/1/33	1,117	1,114
3.5% 7/1/32	613	621
6% 1/1/24	155	163
6.5% 12/1/21	41	43
9.5% 5/1/20 to 6/1/21	4	4
10% 11/1/18 to 3/1/21	1	1
10.5% 1/1/21	0	0
11% 9/1/20	0	0
		3,805
Ginnie Mae - 3.6%
6% 6/15/36	727	816
8% 12/15/23	46	50
10.5% 2/15/19 to 10/15/21	8	9
4.312% 8/20/61 (c)(e)	236	237
4.5% 3/20/47 to 4/20/47	8,878	9,241
4.5% 6/1/48 (f)	3,700	3,848
4.5% 6/1/48 (f)	2,950	3,068
4.636% 2/20/62 (c)(e)	325	329
4.68% 2/20/62 (c)(e)	406	410
4.716% 1/20/62 (c)(e)	2,080	2,101
5.47% 8/20/59 (c)(e)	3	3
11% 1/20/21	3	3
		20,115
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $35,489)		35,472

Asset-Backed Securities - 3.5%
GCO Education Loan Funding Trust Series 2006-1 Class A8L, 3 month U.S. LIBOR + 0.130% 2.46% 5/25/25 (c)(d)	$581	$581
Goal Capital Funding Trust Series 2005-2 Class A3, 3 month U.S. LIBOR + 0.170% 2.5% 5/28/30 (c)(d)	385	385
Higher Education Funding Series 2005-1 Class A5, 3 month U.S. LIBOR + 0.160% 2.1036% 2/25/32 (c)(d)	367	367
Illinois Student Assistance Commission Student Loan Rev. Series 2010-1 Class A2, 3 month U.S. LIBOR + 1.050% 2.7952% 4/25/22 (c)(d)	85	85
Navient Student Loan Trust:
Series 2017-1A Class A1, 1 month U.S. LIBOR + 0.400% 2.3597% 7/26/66 (c)(d)(g)	778	778
Series 2017-3A:
Class A1, 1 month U.S. LIBOR + 0.300% 2.2597% 7/26/66 (c)(d)(g)	1,085	1,086
Class A2, 1 month U.S. LIBOR + 0.600% 2.5597% 7/26/66 (c)(d)(g)	2,013	2,028
Series 2018-1A Class A1, 1 month U.S. LIBOR + 0.250% 2.1497% 3/25/67 (c)(d)(g)	1,873	1,873
Nelnet Student Loan Trust 3 month U.S. LIBOR + 0.100% 2.4595% 1/25/30 (c)(d)	951	951
Northstar Education Finance, Inc., Delaware Series 2004-2 Class A4, 3 month U.S. LIBOR + 0.230% 2.5888% 7/28/21 (c)(d)	2,923	2,923
SLM Student Loan Trust Series 2007-8 Class A4, 3 month U.S. LIBOR + 0.470% 2.8295% 1/26/26 (c)(d)	8,275	8,295
Small Business Administration guaranteed development participation certificates Series 2004-20H Class 1, 5.17% 8/1/24	66	68
TOTAL ASSET-BACKED SECURITIES
(Cost $19,401)		19,420

Collateralized Mortgage Obligations - 17.7%
U.S. Government Agency - 17.7%
Fannie Mae:
floater:	$	$
Series 1994-42 Class FK, 10-Year Treasury Constant Maturity Rate - 0.500% 2.36% 4/25/24 (c)(d)	308	306
Series 2001-38 Class QF, 1 month U.S. LIBOR + 0.980% 2.9397% 8/25/31 (c)(d)	70	72
Series 2002-60 Class FV, 1 month U.S. LIBOR + 1.000% 2.9597% 4/25/32 (c)(d)	15	15
Series 2002-74 Class FV, 1 month U.S. LIBOR + 0.450% 2.4097% 11/25/32 (c)(d)	762	766
Series 2002-75 Class FA, 1 month U.S. LIBOR + 1.000% 2.9597% 11/25/32 (c)(d)	30	31
Series 2010-15 Class FJ, 1 month U.S. LIBOR + 0.930% 2.8897% 6/25/36 (c)(d)	977	995
planned amortization class:
Series 1988-21 Class G, 9.5% 8/25/18	0	0
Series 2003-28 Class KG, 5.5% 4/25/23	125	131
Series 2005-19 Class PA, 5.5% 7/25/34	181	185
Series 2005-64 Class PX, 5.5% 6/25/35	250	263
Series 2005-68 Class CZ, 5.5% 8/25/35	736	801
Series 2012-149:
Class DA, 1.75% 1/25/43	154	147
Class GA, 1.75% 6/25/42	153	145
sequential payer:
Series 2003-117 Class MD, 5% 12/25/23	128	133
Series 2004-52 Class KZ, 5.5% 7/25/34	1,628	1,767
Series 2004-91 Class Z, 5% 12/25/34	931	991
Series 2009-59 Class HB, 5% 8/25/39	403	430
Series 2010-139 Class NI, 4.5% 2/25/40 (h)	616	60
Series 2010-39 Class FG, 1 month U.S. LIBOR + 0.920% 2.8797% 3/25/36 (c)(d)	602	617
Series 2011-67 Class AI, 4% 7/25/26 (h)	166	15
Series 2016-26 Class CG, 3% 5/25/46	2,297	2,280
Freddie Mac:
floater:
Series 2526 Class FC, 1 month U.S. LIBOR + 0.400% 2.3187% 11/15/32 (c)(d)	132	133
Series 2630 Class FL, 1 month U.S. LIBOR + 0.500% 2.4187% 6/15/18 (c)(d)	0	0
Series 2711 Class FC, 1 month U.S. LIBOR + 0.900% 2.8187% 2/15/33 (c)(d)	279	285
floater planned amortization class Series 2770 Class FH, 1 month U.S. LIBOR + 0.400% 2.3187% 3/15/34 (c)(d)	298	299
planned amortization class:
Series 2802 Class OB, 6% 5/15/34	329	354
Series 3415 Class PC, 5% 12/15/37	107	113
Series 3840 Class VA, 4.5% 9/15/27	460	465
Series 4135 Class AB, 1.75% 6/15/42	114	109
sequential payer:
Series 1929 Class EZ, 7.5% 2/17/27	345	372
Series 2004-2802 Class ZG, 5.5% 5/15/34	1,337	1,456
Series 2004-2862 Class NE, 5% 9/15/24	2,290	2,375
Series 2145 Class MZ, 6.5% 4/15/29	387	427
Series 2357 Class ZB, 6.5% 9/15/31	240	267
Series 2877 Class ZD, 5% 10/15/34	1,137	1,212
Series 2998 Class LY, 5.5% 7/15/25	111	117
Series 3007 Class EW, 5.5% 7/15/25	512	540
Series 3745 Class KV, 4.5% 12/15/26	1,005	1,049
Freddie Mac Multi-family Structured pass-thru certificates sequential payer:
Series 4335 Class AL, 4.25% 3/15/40	879	903
Series 4341 Class ML, 3.5% 11/15/31	1,229	1,246
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-59 Class FC, 1 month U.S. LIBOR + 0.500% 2.4478% 7/20/37 (c)(d)	173	174
Series 2008-2 Class FD, 1 month U.S. LIBOR + 0.480% 2.4278% 1/20/38 (c)(d)	43	44
Series 2009-108 Class CF, 1 month U.S. LIBOR + 0.600% 2.5338% 11/16/39 (c)(d)	174	176
Series 2009-116 Class KF, 1 month U.S. LIBOR + 0.530% 2.4638% 12/16/39 (c)(d)	132	133
Series 2010-H17 Class FA, 1 month U.S. LIBOR + 0.330% 2.205% 7/20/60 (c)(d)(e)	2,208	2,205
Series 2010-H18 Class AF, 1 month U.S. LIBOR + 0.300% 2.1831% 9/20/60 (c)(d)(e)	2,583	2,577
Series 2010-H19 Class FG, 1 month U.S. LIBOR + 0.300% 2.1831% 8/20/60 (c)(d)(e)	2,900	2,894
Series 2010-H27 Series FA, 1 month U.S. LIBOR + 0.380% 2.2631% 12/20/60 (c)(d)(e)	773	773
Series 2011-H05 Class FA, 1 month U.S. LIBOR + 0.500% 2.3831% 12/20/60 (c)(d)(e)	1,428	1,432
Series 2011-H07 Class FA, 1 month U.S. LIBOR + 0.500% 2.3831% 2/20/61 (c)(d)(e)	2,932	2,939
Series 2011-H12 Class FA, 1 month U.S. LIBOR + 0.490% 2.3731% 2/20/61 (c)(d)(e)	3,331	3,338
Series 2011-H13 Class FA, 1 month U.S. LIBOR + 0.500% 2.3831% 4/20/61 (c)(d)(e)	1,099	1,102
Series 2011-H14:
Class FB, 1 month U.S. LIBOR + 0.500% 2.3831% 5/20/61 (c)(d)(e)	1,305	1,310
Class FC, 1 month U.S. LIBOR + 0.500% 2.3831% 5/20/61 (c)(d)(e)	1,206	1,210
Series 2011-H17 Class FA, 1 month U.S. LIBOR + 0.530% 2.4131% 6/20/61 (c)(d)(e)	1,493	1,499
Series 2011-H21 Class FA, 1 month U.S. LIBOR + 0.600% 2.4831% 10/20/61 (c)(d)(e)	1,492	1,500
Series 2012-H01 Class FA, 1 month U.S. LIBOR + 0.700% 2.5831% 11/20/61 (c)(d)(e)	1,281	1,292
Series 2012-H03 Class FA, 1 month U.S. LIBOR + 0.700% 2.5831% 1/20/62 (c)(d)(e)	832	839
Series 2012-H06 Class FA, 1 month U.S. LIBOR + 0.630% 2.5131% 1/20/62 (c)(d)(e)	1,211	1,219
Series 2012-H07 Class FA, 1 month U.S. LIBOR + 0.630% 2.5131% 3/20/62 (c)(d)(e)	753	757
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 2.5331% 5/20/61 (c)(d)(e)	190	190
Series 2015-H13 Class FL, 1 month U.S. LIBOR + 0.280% 2.1631% 5/20/63 (c)(d)(e)	1,100	1,100
Series 2015-H19 Class FA, 1 month U.S. LIBOR + 0.200% 2.0831% 4/20/63 (c)(d)(e)	1,310	1,309
planned amortization class:
Series 2010-31 Class BP, 5% 3/20/40	1,810	2,002
Series 2011-136 Class WI, 4.5% 5/20/40 (h)	349	41
Series 2011-68 Class EC, 3.5% 4/20/41	830	841
sequential payer:
Series 2013-H06 Class HA, 1.65% 1/20/63 (e)	590	582
Series 2014-H12 Class KA, 2.75% 5/20/64 (e)	785	776
Series 2016-H02 Class FM, 1 month U.S. LIBOR + 0.500% 2.3831% 9/20/62 (c)(d)(e)	2,454	2,460
Series 2016-H04 Class FE, 1 month U.S. LIBOR + 0.650% 2.5331% 11/20/65 (c)(d)(e)	507	508
Series 2010-169 Class Z, 4.5% 12/20/40	1,030	1,079
Series 2010-H15 Class TP, 5.15% 8/20/60 (e)	2,159	2,192
Series 2010-H17 Class XP, 5.296% 7/20/60 (c)(e)	2,079	2,116
Series 2010-H18 Class PL, 5.01% 9/20/60 (c)(e)	1,575	1,599
Series 2012-64 Class KI, 3.5% 11/20/36 (h)	195	14
Series 2013-124:
Class ES, 8.667% - 1 month U.S. LIBOR 6.0697% 4/20/39 (c)(i)	630	643
Class ST, 8.800% - 1 month U.S. LIBOR 6.203% 8/20/39 (c)(i)	1,857	1,914
Series 2013-H04 Class BA, 1.65% 2/20/63 (e)	1,190	1,171
Series 2013-H07 Class JA, 1.75% 3/20/63 (e)	3,129	3,083
Series 2015-H17 Class HA, 2.5% 5/20/65 (e)	2,582	2,570
Series 2015-H21:
Class HA, 2.5% 6/20/63 (e)	6,668	6,642
Class JA, 2.5% 6/20/65 (e)	621	618
Series 2015-H30 Class HA, 1.75% 9/20/62 (c)(e)	5,610	5,544
Series 2016-H13 Class FB, U.S. TREASURY 1 YEAR INDEX + 0.500% 2.59% 5/20/66 (c)(d)(e)	3,466	3,480
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 2.44% 8/20/66 (c)(d)(e)	3,195	3,200
Series 2090-118 Class XZ, 5% 12/20/39	2,318	2,533
		97,492
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $98,424)		97,492

Commercial Mortgage Securities - 8.9%
Fannie Mae Series 2017-T1 Class A, 2.898% 6/25/27	6,497	6,273
Freddie Mac:
floater:
Series KP04 Class AG1, 1 month U.S. LIBOR + 0.220% 2.1293% 7/25/20 (c)(d)	1,400	1,401
Series KP04, Class AG2, 1 month U.S. LIBOR + 0.200% 2.1093% 10/25/19 (c)(d)	2,800	2,800
pass-thru certificates sequential payer Series K011 Class A2, 4.084% 11/25/20	780	803
sequential payer:
Series 2017-SR01 Class A2, 2.75% 11/25/22	2,500	2,459
Series 2018-K731 Class A2, 3.514% 2/25/25	3,480	3,569
Series K071 Class A2, 3.289% 11/25/27	1,200	1,189
Series K072 Class A2, 3.444% 12/25/27	2,753	2,763
Series K073 Class A2, 3.35% 1/25/28	4,500	4,482
Series K708 Class A2, 2.13% 1/25/19	3,073	3,062
Series K709 Class A2, 2.086% 3/25/19	2,390	2,379
Series K710 Class A2, 1.883% 5/25/19	2,428	2,414
Series K713 Class A2, 2.313% 3/25/20	794	789
Series K717 Class A2, 2.991% 9/25/21	670	671
Series 2018-K075 Class A1, 3.568% 10/25/27 (c)	3,068	3,133
Series K076 Class A2, 3.9% 4/25/28	1,300	1,356
Series K504 Class A2, 2.566% 9/25/20	1,912	1,907
Series K704 Class A2, 2.412% 8/25/18	432	432
Series K706 Class A2, 2.323% 10/25/18	1,272	1,269
Freddie Mac Multi-family floater Series 2017-KT01 Class A, 1 month U.S. LIBOR + 0.320% 2.2854% 2/25/20 (c)(d)	6,130	6,143
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $49,830)		49,294

Foreign Government and Government Agency Obligations - 4.2%
Israeli State:
(guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23	4,551	5,133
5.5% 12/4/23	10,710	12,129
5.5% 4/26/24	1,100	1,254
Jordanian Kingdom 3% 6/30/25	3,329	3,316
Ukraine Government 1.471% 9/29/21	1,400	1,346
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $22,540)		23,178
	Shares	Value (000s)

Money Market Funds - 2.6%
Fidelity Cash Central Fund, 1.76% (j)
(Cost $14,112)	14,109,072	14,112

Purchased Swaptions - 0.4%
	Expiration Date	Notional Amount (000s)	Value (000s)
Put Options - 0.3%
Option on an interest rate swap with Citibank to pay semi-annually a fixed rate of 3.034% and receive quarterly a floating rate based on 3-month LIBOR, expiring May 2028	4/30/21	9,400	$269
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 2.495% and receive quarterly a floating rate based on 3-month LIBOR, expiring October 2027	10/5/20	5,300	227
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 2.7875% and receive quarterly a floating rate based on 3-month LIBOR, expiring January 2028	1/25/21	2,800	95
Option on an interest rate swap with JPMorgan Chase Bank NA to pay semi-annually a fixed rate of 2.5340% and receive quarterly a floating rate based on 3-month LIBOR, expiring December 2027	12/8/20	17,500	739
Option on an interest rate swap with JPMorgan Chase Bank NA to pay semi-annually a fixed rate of 2.5575% and receive quarterly a floating rate based on 3-month LIBOR, expiring October 2027	10/6/20	3,600	145

TOTAL PUT OPTIONS			1,475

Call Options - 0.1%
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 2.495% and pay quarterly a floating rate based on 3-month LIBOR, expiring October 2027	10/5/20	5,300	92
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 2.7875% and pay quarterly a floating rate based on 3-month LIBOR, expiring January 2028	1/25/21	2,800	72
Option on an interest rate swap with JPMorgan Chase Bank NA to receive semi-annually a fixed rate of 2.5340% and pay quarterly a floating rate based on 3-month LIBOR, expiring December 2027	12/8/20	17,500	331
Option on an interest rate swap with JPMorgan Chase Bank NA to receive semi-annually a fixed rate of 2.5575% and pay quarterly a floating rate based on 3-month LIBOR, expiring October 2027	10/6/20	3,600	67
Option on an interest rate swap with JPMorgan Chase Bank NA to receive semi-annually a fixed rate of 3.034% and pay quarterly a floating rate based on 3-month LIBOR, expiring May 2028	4/30/21	9,400	326

TOTAL CALL OPTIONS			888

TOTAL PURCHASED SWAPTIONS
(Cost $2,406)			2,363
TOTAL INVESTMENT IN SECURITIES - 102.7%
(Cost $574,992)			567,108
NET OTHER ASSETS (LIABILITIES) - (2.7)%			(14,807)
NET ASSETS - 100%			$552,301

Written Swaptions
	Expiration Date	Notional Amount (000s)	Value (000s)
Put Swaptions
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 3.065% and receive quarterly a floating rate based on 3-month LIBOR, expiring January 2028	2/5/21	$10,060	$(277)
Call Swaptions
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 3.065% and pay quarterly a floating rate based on 3-month LIBOR, expiring January 2028	2/5/21	10,060	(340)
TOTAL WRITTEN SWAPTIONS			$(617)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount (000s)	Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	217	Sept. 2018	$46,055	$(62)	$(62)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	221	Sept. 2018	25,170	249	249
TOTAL PURCHASED FUTURES					187
Sold
Treasury Contracts
CBOT Long Term U.S. Treasury Bond Contracts (United States)	7	Sept. 2018	1,016	(16)	(16)
TOTAL FUTURES CONTRACTS					$171

The notional amount of futures purchased as a percentage of Net Assets is 12.9%

The notional amount of futures sold as a percentage of Net Assets is 0.2%

Swaps

Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount (000s)	Value (000s)	Upfront Premium Received/(Paid) (000s)(2)	Unrealized Appreciation/(Depreciation) (000s)
Interest Rate Swaps
2%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Jun. 2025	$500	$0	$0	$0

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

 (3) Represents floating rate.

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $194,000.

 (b) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $18,000.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (e) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,765,000 or 1.0% of net assets.

 (h) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (i) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$58
Fidelity Securities Lending Cash Central Fund	1
Total	$59

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
U.S. Government and Government Agency Obligations	$325,777	$--	$325,777	$--
U.S. Government Agency - Mortgage Securities	35,472	--	35,472	--
Asset-Backed Securities	19,420	--	19,420	--
Collateralized Mortgage Obligations	97,492	--	97,492	--
Commercial Mortgage Securities	49,294	--	49,294	--
Foreign Government and Government Agency Obligations	23,178	--	23,178	--
Money Market Funds	14,112	14,112	--	--
Purchased Swaptions	2,363	--	2,363	--
Total Investments in Securities:	$567,108	$14,112	$552,996	$--
Derivative Instruments:
Assets
Futures Contracts	$249	$249	$--	$--
Swaps	--	--	--	--
Total Assets	$249	$249	$--	$--
Liabilities
Futures Contracts	$(78)	$(78)	$--	$--
Written Swaptions	(617)	--	(617)	--
Total Liabilities	$(695)	$(78)	$(617)	$--
Total Derivative Instruments:	$(446)	$171	$(617)	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Foreign government and government agency obligations, U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Total Bond Fund

May 31, 2018

TBD-QTLY-0718
1.800361.114

Schedule of Investments May 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 31.0%
		Principal Amount(a)	Value
Convertible Bonds - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
DISH Network Corp.:
2.375% 3/15/24		$5,710,000	$4,772,732
3.375% 8/15/26		3,010,000	2,669,328
			7,442,060
INDUSTRIALS - 0.0%
Electrical Equipment - 0.0%
SolarCity Corp. 1.625% 11/1/19		7,900,000	7,296,764

TOTAL CONVERTIBLE BONDS			14,738,824

Nonconvertible Bonds - 30.9%
CONSUMER DISCRETIONARY - 3.0%
Auto Components - 0.0%
Delphi Technologies PLC 5% 10/1/25 (b)		2,215,000	2,115,325
Metalsa SA de CV 4.9% 4/24/23 (b)		4,550,000	4,372,550
Samvardhana Motherson Automotive Systems Group BV 1.8% 7/6/24 (Reg. S)	EUR	3,945,000	4,302,628
Tenedora Nemak SA de CV 4.75% 1/23/25 (b)		640,000	604,864
			11,395,367
Automobiles - 0.5%
General Motors Co. 3.5% 10/2/18		9,215,000	9,240,846
General Motors Financial Co., Inc.:
3.15% 1/15/20		27,252,000	27,268,573
3.2% 7/13/20		20,200,000	20,172,096
3.5% 7/10/19		10,761,000	10,828,793
4% 1/15/25		18,085,000	17,738,357
4.2% 3/1/21		26,269,000	26,748,698
4.25% 5/15/23		5,420,000	5,488,540
4.375% 9/25/21		47,963,000	49,112,454
Volkswagen Financial Services AG 0.875% 4/12/23 (Reg. S)	EUR	2,720,000	3,183,295
			169,781,652
Diversified Consumer Services - 0.1%
Ingersoll-Rand Global Holding Co. Ltd. 4.25% 6/15/23		8,466,000	8,743,402
Laureate Education, Inc. 8.25% 5/1/25 (b)		4,615,000	4,880,363
Service Corp. International 4.625% 12/15/27		4,045,000	3,856,948
			17,480,713
Hotels, Restaurants & Leisure - 0.4%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
4.25% 5/15/24 (b)		2,935,000	2,780,913
5% 10/15/25 (b)		5,275,000	4,998,063
Aramark Services, Inc.:
4.75% 6/1/26		7,225,000	6,990,188
5% 2/1/28 (b)		3,410,000	3,282,125
5.125% 1/15/24		2,520,000	2,559,060
ESH Hospitality, Inc. 5.25% 5/1/25 (b)		1,100,000	1,056,660
GLP Capital LP/GLP Financing II, Inc. 5.25% 6/1/25		5,090,000	5,090,000
Golden Nugget, Inc. 6.75% 10/15/24 (b)		13,075,000	13,222,094
Hilton Escrow Issuer LLC 4.25% 9/1/24		7,280,000	6,934,200
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.:
4.625% 4/1/25		2,580,000	2,489,700
4.875% 4/1/27		1,530,000	1,464,975
KFC Holding Co./Pizza Hut Holding LLC 5% 6/1/24 (b)		310,000	307,675
McDonald's Corp. 2.75% 12/9/20		3,638,000	3,630,934
MCE Finance Ltd. 4.875% 6/6/25 (b)		12,515,000	11,899,851
MGM Growth Properties Operating Partnership LP:
4.5% 9/1/26		16,840,000	15,492,800
4.5% 1/15/28		6,215,000	5,577,963
RHP Hotel Properties LP/RHP Finance Corp. 5% 4/15/23		540,000	536,625
Scientific Games Corp.:
5% 10/15/25 (b)		5,100,000	4,921,500
6.625% 5/15/21		8,595,000	8,766,900
Station Casinos LLC 5% 10/1/25 (b)		4,290,000	4,122,690
Studio City Co. Ltd.:
5.875% 11/30/19 (b)		2,555,000	2,590,259
7.25% 11/30/21 (b)		4,925,000	5,134,313
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875% 5/15/25 (b)		970,000	925,138
Times Square Hotel Trust 8.528% 8/1/26 (b)		965,198	1,122,980
Viking Cruises Ltd. 5.875% 9/15/27 (b)		440,000	411,400
Wyndham Hotels & Resorts, Inc. 5.375% 4/15/26 (b)		5,155,000	5,142,113
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25% 5/15/27 (b)		4,730,000	4,523,063
Wynn Macau Ltd.:
4.875% 10/1/24 (b)		1,475,000	1,405,675
5.5% 10/1/27 (b)		6,460,000	6,233,900
Yum! Brands, Inc. 5.35% 11/1/43		3,280,000	2,925,990
			136,539,747
Household Durables - 0.2%
Beazer Homes U.S.A., Inc. 5.875% 10/15/27		3,770,000	3,336,827
Lennar Corp.:
4.75% 11/29/27 (b)		2,660,000	2,480,450
5% 6/15/27 (b)		3,810,000	3,629,025
5.25% 6/1/26 (b)		4,285,000	4,175,733
5.875% 11/15/24 (b)		1,775,000	1,823,813
M.D.C. Holdings, Inc. 6% 1/15/43		1,300,000	1,165,125
PulteGroup, Inc. 5% 1/15/27		2,625,000	2,503,594
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
3 month U.S. LIBOR + 3.500% 5.8477% 7/15/21 (b)(c)(d)		11,330,000	11,462,561
5.125% 7/15/23 (b)		5,170,000	5,079,525
5.75% 10/15/20		2,844,331	2,858,553
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.875% 4/15/23 (b)		1,495,000	1,509,950
William Lyon Homes, Inc. 7% 8/15/22		4,250,000	4,345,625
			44,370,781
Internet & Direct Marketing Retail - 0.1%
Netflix, Inc.:
4.375% 11/15/26		5,750,000	5,408,450
4.875% 4/15/28 (b)		4,690,000	4,455,969
Zayo Group LLC/Zayo Capital, Inc.:
5.75% 1/15/27 (b)		5,975,000	5,780,813
6.375% 5/15/25		8,115,000	8,226,581
			23,871,813
Media - 1.7%
21st Century Fox America, Inc.:
6.15% 3/1/37		4,759,000	5,745,742
7.75% 12/1/45		3,932,000	5,742,715
Altice SA:
7.25% 5/15/22 (Reg. S)	EUR	800,000	930,410
7.625% 2/15/25 (b)		2,235,000	1,977,997
7.75% 5/15/22 (b)		23,985,000	23,025,600
Altice U.S. Finance SA:
5.375% 7/15/23 (b)		2,560,000	2,521,600
5.5% 5/15/26 (b)		5,035,000	4,835,111
Cablevision SA 6.5% 6/15/21 (b)		1,185,000	1,187,963
Cablevision Systems Corp. 5.875% 9/15/22		3,120,000	3,112,200
CCO Holdings LLC/CCO Holdings Capital Corp.:
4% 3/1/23 (b)		6,395,000	6,107,992
5% 2/1/28 (b)		19,150,000	17,713,750
5.125% 2/15/23		1,130,000	1,127,175
5.125% 5/1/23 (b)		7,520,000	7,473,000
5.125% 5/1/27 (b)		11,140,000	10,429,825
5.5% 5/1/26 (b)		9,005,000	8,692,527
5.75% 2/15/26 (b)		3,370,000	3,301,589
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22		20,419,000	20,828,504
4.908% 7/23/25		20,419,000	20,763,321
5.375% 5/1/47		51,316,000	47,663,889
6.484% 10/23/45		8,199,000	8,717,740
Comcast Corp. 6.45% 3/15/37		2,196,000	2,681,821
CSC Holdings LLC:
5.25% 6/1/24		4,283,000	4,048,292
5.375% 2/1/28 (b)		2,850,000	2,664,750
6.75% 11/15/21		8,225,000	8,685,189
CSC Holdings, LLC 5.5% 4/15/27 (b)		4,045,000	3,873,088
DISH DBS Corp.:
5.875% 7/15/22		4,000,000	3,740,000
5.875% 11/15/24		6,795,000	5,646,305
7.75% 7/1/26		1,355,000	1,168,688
E.W. Scripps Co. 5.125% 5/15/25 (b)		3,120,000	2,952,300
Globo Comunicacao e Participacoes SA:
4.843% 6/8/25 (b)		1,820,000	1,744,925
4.875% 4/11/22 (b)		565,000	562,175
5.125% 3/31/27 (b)		580,000	553,900
Lagardere S.C.A.:
1.625% 6/21/24 (Reg. S)	EUR	4,900,000	5,651,637
2.75% 4/13/23 (Reg. S)	EUR	1,500,000	1,844,822
MDC Partners, Inc. 6.5% 5/1/24 (b)		12,090,000	10,699,650
Myriad International Holding BV 5.5% 7/21/25 (b)		575,000	593,099
NBCUniversal, Inc. 5.15% 4/30/20		11,614,000	12,066,851
New Cotai LLC/New Cotai Capital Corp. 10.625% 5/1/19 pay-in-kind (b)(c)		5,221,924	5,146,859
Nielsen Co. S.a.r.l. (Luxembourg) 5% 2/1/25 (b)		3,340,000	3,223,100
Sirius XM Radio, Inc.:
3.875% 8/1/22 (b)		6,090,000	5,877,155
5% 8/1/27 (b)		8,290,000	7,876,661
SKY PLC 2.25% 11/17/25 (Reg. S)	EUR	2,960,000	3,697,629
Time Warner Cable, Inc.:
4% 9/1/21		20,277,000	20,379,855
4.5% 9/15/42		30,539,000	25,647,332
5.5% 9/1/41		12,973,000	12,432,005
5.875% 11/15/40		16,544,000	16,677,682
6.55% 5/1/37		38,302,000	41,557,416
6.75% 7/1/18		13,763,000	13,801,894
7.3% 7/1/38		38,728,000	45,654,890
8.25% 4/1/19		24,391,000	25,448,357
Time Warner, Inc.:
3.6% 7/15/25		6,406,000	6,177,726
6.2% 3/15/40		11,792,000	13,352,092
TV Azteca SA de CV 8.25% 8/9/24 (Reg. S)		5,129,000	5,129,000
Virgin Media Secured Finance PLC 5.5% 8/15/26 (b)		4,335,000	4,112,831
VTR Finance BV 6.875% 1/15/24 (b)		2,955,000	3,013,805
Ziggo Bond Finance BV:
5.875% 1/15/25 (b)		3,100,000	2,929,500
6% 1/15/27 (b)		5,605,000	5,240,675
Ziggo Secured Finance BV 5.5% 1/15/27 (b)		4,540,000	4,334,338
			542,786,944
Multiline Retail - 0.0%
JC Penney Corp., Inc. 5.875% 7/1/23 (b)		980,000	897,925
Specialty Retail - 0.0%
PetSmart, Inc. 5.875% 6/1/25 (b)		1,000,000	690,000
Textiles, Apparel & Luxury Goods - 0.0%
Tecpetrol SA 4.875% 12/12/22 (b)		500,000	466,500
TOTAL CONSUMER DISCRETIONARY			948,281,442
CONSUMER STAPLES - 1.5%
Beverages - 0.7%
Anheuser-Busch InBev Finance, Inc.:
2.65% 2/1/21		38,614,000	38,246,679
3.3% 2/1/23		41,589,000	41,354,189
3.65% 2/1/26		3,166,000	3,108,831
4.7% 2/1/36		39,376,000	40,398,870
4.9% 2/1/46		45,032,000	46,745,532
Anheuser-Busch InBev Worldwide, Inc.:
3.75% 1/15/22		10,217,000	10,393,574
4.75% 4/15/58		28,143,000	27,919,686
Central American Bottling Corp. 5.75% 1/31/27 (b)		295,000	295,738
Constellation Brands, Inc.:
3.875% 11/15/19		2,360,000	2,391,066
4.25% 5/1/23		5,205,000	5,336,047
			216,190,212
Food & Staples Retailing - 0.1%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC 5.75% 3/15/25		2,915,000	2,565,200
Albertsons, Inc.:
6.625% 6/1/28		705,000	541,088
7.75% 6/15/26		220,000	191,400
8% 5/1/31		796,000	658,690
C&S Group Enterprises LLC 5.375% 7/15/22 (b)		4,725,000	4,559,625
Minerva Luxembourg SA 6.5% 9/20/26 (b)		1,455,000	1,340,419
Walgreens Boots Alliance, Inc.:
2.7% 11/18/19		8,473,000	8,458,190
3.3% 11/18/21		10,050,000	10,039,550
			28,354,162
Food Products - 0.1%
CF Industries Holdings, Inc.:
3.4% 12/1/21 (b)		1,915,000	1,884,685
3.45% 6/1/23		3,115,000	2,941,728
4.5% 12/1/26 (b)		1,380,000	1,365,164
5.15% 3/15/34		280,000	259,350
Gruma S.A.B. de CV 4.875% 12/1/24 (Reg. S)		1,000,000	1,012,510
JBS Investments GmbH 7.75% 10/28/20 (b)		1,625,000	1,657,500
Lamb Weston Holdings, Inc.:
4.625% 11/1/24 (b)		2,145,000	2,107,463
4.875% 11/1/26 (b)		1,555,000	1,541,394
Post Holdings, Inc.:
5% 8/15/26 (b)		3,240,000	3,037,500
5.625% 1/15/28 (b)		3,245,000	3,058,413
5.75% 3/1/27 (b)		2,690,000	2,601,741
			21,467,448
Personal Products - 0.0%
Coty, Inc. 6.5% 4/15/26 (b)		4,650,000	4,481,438
Prestige Brands, Inc. 6.375% 3/1/24 (b)		1,920,000	1,891,200
			6,372,638
Tobacco - 0.6%
Altria Group, Inc.:
2.85% 8/9/22		9,573,000	9,375,406
4% 1/31/24		6,408,000	6,524,424
BAT International Finance PLC 1.25% 3/13/27 (Reg. S)	EUR	4,795,000	5,383,243
Imperial Tobacco Finance PLC:
2.05% 7/20/18 (b)		8,743,000	8,737,055
2.95% 7/21/20 (b)		20,000,000	19,844,764
3.75% 7/21/22 (b)		20,300,000	20,297,513
4.25% 7/21/25 (b)		18,467,000	18,461,270
8.125% 3/15/24	GBP	2,135,000	3,688,334
Reynolds American, Inc.:
2.3% 6/12/18		7,358,000	7,357,559
3.25% 6/12/20		3,274,000	3,275,822
4% 6/12/22		11,386,000	11,508,863
4.45% 6/12/25		18,560,000	18,775,132
5.7% 8/15/35		4,237,000	4,635,882
5.85% 8/15/45		35,690,000	39,628,295
6.15% 9/15/43		4,511,000	5,158,900
7.25% 6/15/37		5,056,000	6,442,839
Vector Group Ltd. 6.125% 2/1/25 (b)		7,705,000	7,550,900
			196,646,201
TOTAL CONSUMER STAPLES			469,030,661
ENERGY - 6.5%
Energy Equipment & Services - 0.5%
Borets Finance DAC 6.5% 4/7/22 (b)		890,000	885,550
Diamond Offshore Drilling, Inc. 7.875% 8/15/25		2,910,000	3,004,575
El Paso Pipeline Partners Operating Co. LLC:
5% 10/1/21		18,884,000	19,642,748
6.5% 4/1/20		738,000	779,285
Ensco PLC:
4.5% 10/1/24		12,325,000	10,260,563
5.2% 3/15/25		16,510,000	13,827,125
5.75% 10/1/44		7,801,000	5,558,213
7.75% 2/1/26		2,200,000	2,095,500
8% 1/31/24		3,943,000	3,933,143
Exterran Energy Solutions LP 8.125% 5/1/25		1,920,000	2,028,000
Exterran Partners LP/EXLP Finance Corp.:
6% 4/1/21		5,255,000	5,241,863
6% 10/1/22		995,000	993,756
Forum Energy Technologies, Inc. 6.25% 10/1/21		3,780,000	3,794,175
FTS International, Inc. 6.25% 5/1/22		1,780,000	1,797,800
Halliburton Co.:
3.8% 11/15/25		9,790,000	9,758,762
4.85% 11/15/35		8,550,000	8,995,082
Jonah Energy LLC 7.25% 10/15/25 (b)		2,755,000	2,179,894
Nabors Industries, Inc.:
5.5% 1/15/23		3,322,000	3,255,560
5.75% 2/1/25 (b)		5,305,000	5,026,488
Noble Holding International Ltd.:
5.25% 3/15/42		1,890,000	1,266,300
7.7% 4/1/25 (c)		10,335,000	9,429,654
7.75% 1/15/24		3,019,000	2,830,313
7.875% 2/1/26 (b)		1,930,000	1,966,188
8.7% 4/1/45 (c)		7,307,000	6,430,160
Precision Drilling Corp.:
5.25% 11/15/24		1,290,000	1,212,600
6.5% 12/15/21		838,000	854,928
7.125% 1/15/26 (b)		1,620,000	1,652,400
7.75% 12/15/23		4,985,000	5,271,638
Southern Gas Corridor CJSC 6.875% 3/24/26 (b)		2,555,000	2,772,175
Summit Midstream Holdings LLC:
5.5% 8/15/22		2,135,000	2,081,625
5.75% 4/15/25		3,385,000	3,224,213
The Oil and Gas Holding Co. 7.5% 10/25/27 (b)		995,000	925,509
Weatherford International Ltd.:
5.95% 4/15/42		1,290,000	957,825
6.5% 8/1/36		1,780,000	1,383,950
7% 3/15/38		505,000	398,950
9.875% 2/15/24		2,865,000	2,822,025
Weatherford International, Inc. 9.875% 3/1/25 (b)		8,435,000	8,245,213
			156,783,748
Oil, Gas & Consumable Fuels - 6.0%
Anadarko Finance Co. 7.5% 5/1/31		29,585,000	37,119,444
Anadarko Petroleum Corp.:
4.85% 3/15/21		6,730,000	6,966,788
5.55% 3/15/26		13,807,000	14,936,041
6.45% 9/15/36		4,370,000	5,146,832
6.6% 3/15/46		22,460,000	27,858,243
Antero Resources Corp.:
5% 3/1/25		7,605,000	7,555,111
5.125% 12/1/22		8,335,000	8,376,675
5.625% 6/1/23 (Reg. S)		4,310,000	4,374,650
Antero Resources Finance Corp. 5.375% 11/1/21		3,675,000	3,713,588
California Resources Corp. 8% 12/15/22 (b)		8,800,000	7,766,000
Canadian Natural Resources Ltd.:
3.9% 2/1/25		24,997,000	24,852,104
5.85% 2/1/35		10,897,000	12,396,035
Cenovus Energy, Inc. 4.25% 4/15/27		31,079,000	29,853,791
Cheniere Corpus Christi Holdings LLC:
5.125% 6/30/27		5,595,000	5,560,031
5.875% 3/31/25		5,295,000	5,526,656
7% 6/30/24		7,385,000	8,151,194
Cheniere Energy Partners LP 5.25% 10/1/25 (b)		2,870,000	2,791,075
Chesapeake Energy Corp.:
4.875% 4/15/22		3,735,000	3,632,288
5.75% 3/15/23		5,580,000	5,245,200
6.125% 2/15/21		1,750,000	1,767,500
8% 12/15/22 (b)		7,485,000	7,915,388
8% 1/15/25		2,890,000	2,871,938
8% 6/15/27		3,295,000	3,270,288
Citgo Holding, Inc. 10.75% 2/15/20 (b)		1,360,000	1,451,800
CNX Midstream Partners LP 6.5% 3/15/26 (b)		1,720,000	1,677,000
Columbia Pipeline Group, Inc.:
2.45% 6/1/18		3,149,000	3,149,000
3.3% 6/1/20		15,490,000	15,455,411
4.5% 6/1/25		4,707,000	4,747,190
Consolidated Energy Finance SA:
3 month U.S. LIBOR + 3.750% 5.8745% 6/15/22 (b)(c)(d)		14,775,000	14,765,698
6.5% 5/15/26 (b)		4,230,000	4,198,275
6.875% 6/15/25 (b)		4,700,000	4,794,000
Continental Resources, Inc.:
4.375% 1/15/28		4,675,000	4,667,638
4.5% 4/15/23		5,315,000	5,409,399
4.9% 6/1/44		1,255,000	1,241,327
Covey Park Energy LLC 7.5% 5/15/25 (b)		3,225,000	3,192,750
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22		8,710,000	8,840,650
DCP Midstream LLC:
4.75% 9/30/21 (b)		11,333,000	11,474,663
5.85% 5/21/43 (b)(c)		10,298,000	9,522,561
DCP Midstream Operating LP 3.875% 3/15/23		5,532,000	5,324,550
Denbury Resources, Inc.:
4.625% 7/15/23		260,000	217,100
5.5% 5/1/22		2,710,000	2,391,575
6.375% 8/15/21		865,000	804,450
9% 5/15/21 (b)		6,280,000	6,656,800
9.25% 3/31/22 (b)		4,240,000	4,505,000
DTEK Finance PLC 10.75% 12/31/24 pay-in-kind (c)		2,730,000	2,871,960
Duke Energy Field Services 6.45% 11/3/36 (b)		13,741,000	14,599,813
El Paso Corp. 6.5% 9/15/20		16,140,000	17,227,744
Empresa Nacional de Petroleo 4.375% 10/30/24 (b)		9,045,000	8,963,729
Enable Midstream Partners LP:
2.4% 5/15/19 (c)		4,028,000	4,001,605
3.9% 5/15/24 (c)		4,249,000	4,130,796
Enbridge Energy Partners LP:
4.2% 9/15/21		13,331,000	13,488,405
4.375% 10/15/20		11,319,000	11,554,564
Enbridge, Inc.:
4.25% 12/1/26		7,730,000	7,746,102
5.5% 12/1/46		8,922,000	9,719,611
Endeavor Energy Resources LP/EER Finance, Inc.:
5.5% 1/30/26 (b)		860,000	842,800
5.75% 1/30/28 (b)		865,000	849,863
Energy Transfer Equity LP 4.25% 3/15/23		6,675,000	6,466,406
Enterprise Products Operating LP:
2.55% 10/15/19		2,971,000	2,951,383
3.75% 2/15/25		9,982,000	9,972,311
EP Energy LLC/Everest Acquisition Finance, Inc.:
7.75% 5/15/26 (b)		935,000	951,363
8% 11/29/24 (b)		6,325,000	6,261,750
Extraction Oil & Gas, Inc. 5.625% 2/1/26 (b)		3,980,000	3,810,850
Georgian Oil & Gas Corp. 6.75% 4/26/21 (b)		1,500,000	1,514,220
Global Partners LP/GLP Finance Corp.:
6.25% 7/15/22		5,165,000	5,022,963
7% 6/15/23		9,970,000	9,895,225
Gran Tierra Energy International Holdings Ltd. 6.25% 2/15/25 (b)		650,000	611,455
Hess Infrastructure Partners LP 5.625% 2/15/26 (b)		2,575,000	2,587,875
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (b)		7,510,000	7,322,250
5.75% 10/1/25 (b)		2,135,000	2,129,663
Indigo Natural Resources LLC 6.875% 2/15/26 (b)		4,810,000	4,593,550
Indika Energy Capital II Pte. Ltd. 6.875% 4/10/22 (b)		2,280,000	2,300,484
KazMunaiGaz Finance Sub BV:
4.75% 4/24/25 (b)		845,000	848,169
6.375% 10/24/48 (b)		470,000	478,907
Kinder Morgan Energy Partners LP:
3.5% 3/1/21		11,339,000	11,336,550
5.5% 3/1/44		42,953,000	43,535,505
6.55% 9/15/40		1,889,000	2,073,864
Kinder Morgan, Inc.:
5% 2/15/21 (b)		10,606,000	10,978,516
5.05% 2/15/46		4,854,000	4,700,801
Kosmos Energy Ltd.:
7.875% 8/1/21 (b)		5,360,000	5,440,400
7.875% 8/1/21 (b)		2,520,000	2,557,800
Marathon Petroleum Corp. 5.125% 3/1/21		10,178,000	10,647,289
MPLX LP 4.875% 12/1/24		13,392,000	13,953,285
Nakilat, Inc. 6.067% 12/31/33 (b)		1,975,000	2,182,770
Newfield Exploration Co. 5.375% 1/1/26		1,260,000	1,296,225
NGL Energy Partners LP/NGL Energy Finance Corp. 6.125% 3/1/25		925,000	890,313
Nostrum Oil & Gas Finance BV 8% 7/25/22 (b)		5,140,000	5,124,683
Pacific Exploration and Production Corp.:
10% 11/2/21 pay-in-kind (c)(e)		1,204,000	1,339,450
10% 11/2/21 pay-in-kind (b)(c)		1,040,000	1,157,000
Pan American Energy LLC 7.875% 5/7/21 (b)		2,843,000	2,914,075
Parsley Energy LLC/Parsley:
5.25% 8/15/25 (b)		715,000	693,550
5.375% 1/15/25 (b)		1,170,000	1,155,375
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23		7,445,000	7,510,144
Pemex Project Funding Master Trust 6.625% 6/15/35		4,705,000	4,558,675
Petrobras Energia SA 7.375% 7/21/23 (b)		1,715,000	1,712,428
Petrobras Global Finance BV:
4.375% 5/20/23		20,096,000	19,037,946
4.75% 1/14/25	EUR	2,990,000	3,660,463
5.625% 5/20/43		18,504,000	15,450,840
5.75% 2/1/29		40,170,000	35,952,150
5.999% 1/27/28 (b)		59,620,000	55,464,486
6.125% 1/17/22		9,015,000	9,438,705
6.25% 3/17/24		21,380,000	21,593,800
7.25% 3/17/44		45,050,000	42,347,000
7.375% 1/17/27		41,110,000	41,720,484
8.75% 5/23/26		57,150,000	63,265,050
Petrobras International Finance Co. Ltd.:
5.875% 3/7/22	EUR	200,000	262,196
6.875% 1/20/40		1,220,000	1,130,025
Petroleos de Venezuela SA:
5.375% 4/12/27 (f)		975,000	234,488
6% 5/16/24 (b)(f)		1,205,000	272,692
6% 11/15/26 (b)(f)		2,810,000	635,903
12.75% 2/17/22 (b)(f)		270,000	74,250
Petroleos Mexicanos:
3.5% 1/30/23		11,169,000	10,476,522
3.625% 11/24/25 (Reg. S)	EUR	1,500,000	1,737,267
3.75% 2/21/24 (Reg. S)	EUR	9,260,000	11,101,451
4.5% 1/23/26		46,043,000	42,889,055
4.625% 9/21/23		79,635,000	77,991,334
4.875% 1/24/22		11,642,000	11,700,210
4.875% 1/18/24		13,427,000	13,157,117
5.5% 1/21/21		11,789,000	12,102,823
5.5% 6/27/44		10,807,000	9,028,168
5.625% 1/23/46		35,710,000	30,210,660
6% 3/5/20		3,910,000	4,052,715
6.35% 2/12/48 (b)		87,325,000	79,465,750
6.375% 1/23/45		29,907,000	27,320,045
6.5% 3/13/27		91,887,000	93,563,938
6.5% 6/2/41		29,057,000	27,081,124
6.625% (b)(g)		2,510,000	2,397,050
6.75% 9/21/47		50,246,000	47,477,445
6.875% 8/4/26		41,150,000	43,409,958
8% 5/3/19		7,261,000	7,507,874
Phillips 66 Co. 4.3% 4/1/22		12,618,000	13,071,037
Phillips 66 Partners LP 2.646% 2/15/20		1,316,000	1,302,785
Plains All American Pipeline LP/PAA Finance Corp. 3.65% 6/1/22		5,217,000	5,143,245
PT Pertamina Persero 6.5% 5/27/41 (b)		510,000	550,595
Range Resources Corp.:
4.875% 5/15/25		5,395,000	5,071,300
5% 8/15/22		1,725,000	1,707,750
5% 3/15/23		9,650,000	9,360,500
Sanchez Energy Corp. 7.25% 2/15/23 (b)		6,470,000	6,348,688
SemGroup Corp. 7.25% 3/15/26		1,885,000	1,847,300
Sinopec Group Overseas Development 2.5% 9/13/22 (Reg. S)		11,330,000	10,807,868
Southwestern Energy Co.:
4.1% 3/15/22		3,230,000	3,133,100
6.7% 1/23/25 (c)		34,312,000	33,711,540
7.75% 10/1/27		3,760,000	3,929,200
Sunoco Logistics Partner Operations LP 5.4% 10/1/47		43,401,000	40,577,522
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.25% 11/15/23		2,990,000	2,847,975
5% 1/15/28 (b)		5,175,000	4,862,948
5.125% 2/1/25		9,935,000	9,810,813
5.25% 5/1/23		685,000	690,138
5.875% 4/15/26 (b)		5,815,000	5,842,272
6.75% 3/15/24		4,420,000	4,652,138
The Williams Companies, Inc.:
4.55% 6/24/24		34,001,000	34,128,504
5.75% 6/24/44		19,187,000	20,098,383
Transportadora de Gas del Sur SA 6.75% 5/2/25 (b)		3,070,000	2,947,200
Tullow Oil PLC 7% 3/1/25 (b)		805,000	799,848
Western Gas Partners LP:
4.65% 7/1/26		4,876,000	4,909,208
5.375% 6/1/21		44,065,000	45,837,892
Whiting Petroleum Corp.:
5.75% 3/15/21		1,350,000	1,377,000
6.625% 1/15/26 (b)		2,895,000	2,963,756
Williams Partners LP:
3.6% 3/15/22		10,817,000	10,774,767
3.9% 1/15/25		26,667,000	26,021,195
4% 11/15/21		6,716,000	6,788,755
4% 9/15/25		3,000,000	2,934,435
4.125% 11/15/20		2,399,000	2,437,622
4.3% 3/4/24		40,932,000	41,264,777
4.5% 11/15/23		7,325,000	7,504,696
YPF SA:
7% 12/15/47 (b)		2,090,000	1,735,745
8.5% 3/23/21 (b)		1,235,000	1,290,575
8.5% 3/23/21 (Reg. S)		3,705,000	3,871,725
8.75% 4/4/24 (b)		5,110,000	5,276,075
			1,903,050,067
TOTAL ENERGY			2,059,833,815
FINANCIALS - 10.0%
Banks - 4.2%
ABN AMRO Bank NV:
2.875% 1/18/28 (Reg. S) (c)	EUR	2,000,000	2,470,203
4.4% 3/27/28 (Reg. S) (c)		800,000	789,475
Access Bank PLC:
9.25% 6/24/21 (b)(c)		935,000	950,850
10.5% 10/19/21 (b)		535,000	588,543
AIB Group PLC 1.5% 3/29/23	EUR	1,275,000	1,475,264
Akbank TAS/Ak Finansal Kiralama A/S 7.2% 3/16/27 (b)(c)		945,000	911,396
Allied Irish Banks PLC 4.125% 11/26/25 (Reg. S) (c)	EUR	4,095,000	5,035,527
Banca Monte dei Paschi di Siena SpA 5.375% 1/18/28 (c)	EUR	2,505,000	2,472,361
Banco de Bogota SA 6.25% 5/12/26 (b)		690,000	703,800
Banco de Reservas de La Republica Dominicana 7% 2/1/23 (b)		1,455,000	1,491,375
Banco Do Brasil SA:
4.625% 1/15/25 (b)		2,775,000	2,606,280
4.875% 4/19/23 (b)		805,000	788,699
Banco Espirito Santo SA 4% 1/21/19 (Reg. S) (f)	EUR	1,300,000	433,133
Banco Hipotecario SA 9.75% 11/30/20 (b)		5,160,000	5,395,502
Banco Macro SA 6.75% 11/4/26 (b)(c)		3,345,000	3,218,726
Banco Nacional de Desenvolvimento Economico e Social:
4% 4/14/19 (b)		500,000	500,525
6.369% 6/16/18 (b)		1,125,000	1,124,494
Bank of America Corp.:
2.25% 4/21/20		66,694,000	65,789,547
2.6% 1/15/19		1,164,000	1,163,699
3.004% 12/20/23 (c)		14,176,000	13,759,653
3.3% 1/11/23		901,000	893,015
3.419% 12/20/28 (c)		23,300,000	22,012,893
3.5% 4/19/26		20,559,000	19,916,083
3.705% 4/24/28 (c)		32,549,000	31,387,863
3.95% 4/21/25		17,156,000	16,849,300
4.1% 7/24/23		11,481,000	11,737,955
4.2% 8/26/24		40,532,000	40,869,621
4.25% 10/22/26		14,724,000	14,707,782
Banque Centrale de Tunisie 5.75% 1/30/25 (b)		1,170,000	1,071,252
Barclays PLC:
2.75% 11/8/19		12,249,000	12,183,064
3.25% 1/12/21		21,116,000	20,889,784
4.375% 1/12/26		25,086,000	24,398,493
BBVA Bancomer SA:
7.25% 4/22/20 (b)		1,475,000	1,534,000
7.25% 4/22/20 (Reg. S)		2,376,000	2,471,040
BTA Bank JSC 5.5% 12/21/22 (b)		650,000	646,750
CaixaBank SA:
2.75% 7/14/28 (Reg. S) (c)	EUR	1,400,000	1,631,672
5% 11/14/23 (Reg. S) (c)	EUR	2,700,000	3,217,638
CBOM Finance PLC 7.5% 10/5/27 (b)(c)		2,015,000	1,573,707
Citigroup, Inc.:
2.4% 2/18/20		35,902,000	35,537,996
2.65% 10/26/20		20,000,000	19,749,343
2.75% 4/25/22		25,000,000	24,281,108
3.142% 1/24/23 (c)		22,807,000	22,440,930
4.05% 7/30/22		5,303,000	5,374,394
4.3% 11/20/26		3,788,000	3,738,007
4.4% 6/10/25		40,790,000	40,844,630
4.45% 9/29/27		10,000,000	9,885,752
5.125% 12/12/18	GBP	1,875,000	2,542,382
5.5% 9/13/25		21,906,000	23,411,512
Citizens Bank NA 2.55% 5/13/21		6,564,000	6,431,046
Citizens Financial Group, Inc. 4.15% 9/28/22 (b)		15,987,000	16,094,991
Credit Suisse Group Funding Guernsey Ltd.:
2.75% 3/26/20		19,455,000	19,303,942
3.75% 3/26/25		19,450,000	18,768,556
3.8% 9/15/22		30,700,000	30,727,183
3.8% 6/9/23		36,648,000	36,351,356
CYBG PLC 3.125% 6/22/25 (Reg. S) (c)	GBP	1,400,000	1,847,372
Discover Bank:
4.2% 8/8/23		17,852,000	18,041,378
7% 4/15/20		2,030,000	2,150,546
Fidelity Bank PLC 10.5% 10/16/22 (b)		1,435,000	1,470,301
Fifth Third Bancorp:
4.5% 6/1/18		798,000	798,000
8.25% 3/1/38		4,667,000	6,470,446
HSBC Holdings PLC:
2.256% 11/13/26 (Reg. S) (c)	GBP	3,695,000	4,759,629
4.25% 3/14/24		6,192,000	6,223,163
Huntington Bancshares, Inc. 7% 12/15/20		2,851,000	3,095,749
Intesa Sanpaolo SpA:
5.017% 6/26/24 (b)		6,426,000	5,859,297
5.71% 1/15/26 (b)		34,728,000	32,022,374
Itau Unibanco Holding SA:
5.125% 5/13/23 (Reg. S)		1,525,000	1,510,894
5.5% 8/6/22 (b)		1,155,000	1,160,775
6.2% 12/21/21 (Reg. S)		980,000	1,012,340
JPMorgan Chase & Co.:
2.2% 10/22/19		7,268,000	7,215,240
2.25% 1/23/20		40,000,000	39,548,587
2.35% 1/28/19		6,857,000	6,847,977
2.95% 10/1/26		18,480,000	17,200,505
3.25% 9/23/22		18,423,000	18,289,663
3.875% 9/10/24		35,791,000	35,442,140
4.125% 12/15/26		32,416,000	32,241,026
4.25% 10/15/20		6,995,000	7,164,844
4.35% 8/15/21		20,267,000	20,914,630
4.5% 1/24/22		22,046,000	22,896,864
4.625% 5/10/21		6,879,000	7,164,387
4.95% 3/25/20		22,079,000	22,861,622
JSC BGEO Group 6% 7/26/23 (b)		2,360,000	2,342,206
Nykredit Realkredit A/S 4% 6/3/36 (Reg. S) (c)	EUR	4,707,000	5,915,422
PSB Finance SA 5.25% 10/19/19		1,000,000	910,000
Rabobank Nederland 4.375% 8/4/25		25,937,000	25,526,830
Regions Bank 6.45% 6/26/37		24,618,000	29,483,264
Regions Financial Corp. 3.2% 2/8/21		11,916,000	11,889,265
Royal Bank of Scotland Group PLC:
4.8% 4/5/26		50,452,000	50,548,661
5.125% 5/28/24		64,006,000	64,959,046
6% 12/19/23		36,682,000	38,927,887
6.1% 6/10/23		31,961,000	33,958,945
6.125% 12/15/22		42,557,000	45,021,710
SB Capital SA 5.5% 2/26/24 (b)(c)		1,160,000	1,165,916
The Toronto-Dominion Bank 2.447% 4/2/19 (Reg. S)	CAD	12,631,000	9,770,467
Trade and Development Bank of Mongolia LLC 9.375% 5/19/20 (b)		1,905,000	2,024,066
Turkiye Garanti Bankasi A/S:
6.125% 5/24/27 (b)(c)		1,060,000	985,334
6.25% 4/20/21 (b)		425,000	426,566
Turkiye Ihracat Kredi Bankasi A/S 6.125% 5/3/24 (b)		760,000	723,833
Turkiye Is Bankasi A/S:
5.5% 4/21/19 (b)		415,000	413,213
5.5% 4/21/22 (b)		1,415,000	1,323,673
Turkiye Vakiflar Bankasi TAO:
5.75% 1/30/23 (b)		825,000	754,164
6.875% 2/3/25 (Reg. S) (c)		2,665,000	2,550,512
Zenith Bank PLC:
6.25% 4/22/19 (b)		4,735,000	4,729,318
7.375% 5/30/22 (b)		3,495,000	3,548,089
			1,317,252,228
Capital Markets - 3.4%
Affiliated Managers Group, Inc.:
3.5% 8/1/25		21,008,000	20,407,701
4.25% 2/15/24		14,661,000	14,944,994
Credit Suisse Group AG:
3.869% 1/12/29 (b)(c)		18,512,000	17,416,122
6.5% 8/8/23 (Reg. S)		8,005,000	8,555,344
Deutsche Bank AG:
4.5% 4/1/25		80,571,000	72,202,583
5% 6/24/20	EUR	1,400,000	1,740,021
Deutsche Bank AG New York Branch:
3.15% 1/22/21		28,709,000	28,069,700
3.3% 11/16/22		47,595,000	45,245,861
Goldman Sachs Group, Inc.:
2.876% 10/31/22 (c)		100,974,000	98,483,188
3.2% 2/23/23		17,000,000	16,641,038
3.691% 6/5/28 (c)		200,926,000	190,935,097
3.75% 5/22/25		20,000,000	19,556,772
4.25% 10/21/25		7,880,000	7,804,702
IntercontinentalExchange, Inc. 2.75% 12/1/20		6,489,000	6,460,131
Lazard Group LLC 4.25% 11/14/20		10,151,000	10,380,938
Merrill Lynch & Co., Inc. 5.5% 11/22/21	GBP	1,225,000	1,814,480
Moody's Corp.:
3.25% 1/15/28		11,520,000	10,915,843
4.875% 2/15/24		10,818,000	11,404,196
Morgan Stanley:
3.125% 1/23/23		13,000,000	12,707,296
3.125% 7/27/26		108,849,000	101,926,139
3.7% 10/23/24		37,479,000	37,192,645
3.737% 4/24/24 (c)		125,000,000	124,616,480
3.95% 4/23/27		3,150,000	3,033,618
4.875% 11/1/22		26,240,000	27,356,071
5% 11/24/25		3,189,000	3,327,455
5.5% 1/26/20		88,000,000	91,466,330
5.625% 9/23/19		12,714,000	13,161,989
5.75% 1/25/21		19,879,000	21,107,184
MSCI, Inc.:
4.75% 8/1/26 (b)		4,145,000	4,051,738
5.25% 11/15/24 (b)		4,420,000	4,464,200
Thomson Reuters Corp. 3.85% 9/29/24		11,394,000	11,272,389
UBS AG 4.75% 2/12/26 (Reg. S) (c)	EUR	7,170,000	9,116,192
UBS Group Funding Ltd. 4.125% 9/24/25 (b)		18,881,000	18,794,682
			1,066,573,119
Consumer Finance - 0.8%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 3.5% 5/26/22		7,478,000	7,340,417
Ally Financial, Inc.:
4.625% 3/30/25		3,340,000	3,298,250
5.75% 11/20/25		4,125,000	4,205,438
8% 11/1/31		7,115,000	8,538,000
Capital One Financial Corp. 3.8% 1/31/28		22,294,000	21,212,819
Credito Real S.A.B. de CV 7.5% 3/13/19 (b)		1,465,000	1,477,833
Discover Financial Services:
3.85% 11/21/22		34,849,000	34,725,628
3.95% 11/6/24		14,738,000	14,461,371
4.1% 2/9/27		24,223,000	23,439,224
5.2% 4/27/22		12,545,000	13,116,103
Ford Motor Credit Co. LLC:
2.24% 6/15/18		19,162,000	19,148,460
2.597% 11/4/19		52,209,000	51,902,642
2.875% 10/1/18		13,000,000	13,008,692
Hyundai Capital America 2.875% 8/9/18 (b)		5,276,000	5,277,668
SLM Corp.:
5.5% 1/15/19		725,000	733,338
5.5% 1/25/23		2,640,000	2,597,100
Synchrony Financial:
3% 8/15/19		4,907,000	4,905,712
3.75% 8/15/21		7,409,000	7,424,592
3.95% 12/1/27		13,751,000	12,774,189
4.25% 8/15/24		7,458,000	7,357,799
			256,945,275
Diversified Financial Services - 0.6%
1MDB Global Investments Ltd. 4.4% 3/9/23		3,000,000	2,721,171
AXA Equitable Holdings, Inc. 3.9% 4/20/23 (b)		5,103,000	5,083,719
Brixmor Operating Partnership LP:
3.25% 9/15/23		25,518,000	24,480,021
3.85% 2/1/25		14,325,000	13,897,049
3.875% 8/15/22		21,027,000	20,998,073
4.125% 6/15/26		8,647,000	8,377,897
Chobani LLC/Finance Corp., Inc. 7.5% 4/15/25 (b)		2,585,000	2,488,063
Cimpor Financial Operations BV 5.75% 7/17/24 (b)		1,965,000	1,768,520
CRC Escrow Issuer LLC/CRC Finance LLC 5.25% 10/15/25 (b)		12,155,000	11,638,413
Crown Americas LLC / Crown Americas Capital Corp. IV 4.75% 2/1/26 (b)		3,660,000	3,457,236
Eagle Intermediate Global Holding BV 7.5% 5/1/25 (b)		570,000	581,571
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.875% 2/1/22		24,766,000	25,013,660
6% 8/1/20		2,810,000	2,862,688
6.25% 2/1/22		7,435,000	7,611,581
6.375% 12/15/25		7,050,000	7,023,563
6.75% 2/1/24		2,000,000	2,045,000
ILFC E-Capital Trust I 3 month U.S. LIBOR + 1.550% 4.64% 12/21/65 (b)(c)(d)		11,760,000	11,113,200
ILFC E-Capital Trust II 3 month U.S. LIBOR + 1.800% 4.89% 12/21/65 (b)(c)(d)		9,275,000	8,846,031
Proven Honour Capital Ltd.:
4.125% 5/19/25 (Reg. S)		400,000	385,960
4.125% 5/6/26 (Reg. S)		2,870,000	2,743,060
PT Bukit Makmur Mandiri Utama 7.75% 2/13/22 (b)		1,695,000	1,757,535
Radiate Holdco LLC/Radiate Financial Service Ltd.:
6.625% 2/15/25 (b)		2,080,000	1,908,400
6.875% 2/15/23 (b)		705,000	669,750
Sistema International Funding SA 6.95% 5/17/19 (b)		2,975,000	2,999,098
Solera LLC/Solera Finance, Inc. 10.5% 3/1/24 (b)		6,270,000	6,957,819
Sparc Em Spc 0% 12/5/22 (b)		205,000	184,090
Tempo Acquisition LLC 6.75% 6/1/25 (b)		5,020,000	4,864,631
TMK Capital SA 6.75% 4/3/20 (Reg. S)		1,135,000	1,135,123
Valvoline, Inc. 4.375% 8/15/25		3,845,000	3,634,409
Voya Financial, Inc. 3.125% 7/15/24		13,804,000	13,105,798
			200,353,129
Insurance - 1.0%
Acrisure LLC 7% 11/15/25 (b)		1,555,000	1,450,038
AIA Group Ltd. 2.25% 3/11/19 (b)		2,566,000	2,546,691
American International Group, Inc.:
2.3% 7/16/19		6,461,000	6,421,394
3.3% 3/1/21		9,614,000	9,630,953
3.875% 1/15/35		19,041,000	17,203,603
4.875% 6/1/22		18,193,000	19,077,232
Aon Corp. 5% 9/30/20		3,854,000	4,003,537
Aquarius + Investments PLC for Swiss Reinsurance Co. Ltd. 6.375% 9/1/24 (c)		5,320,000	5,439,955
Demeter Investments BV:
5.125% 6/1/48 (Reg. S) (c)		3,932,000	3,784,550
5.625% 8/15/52 (Reg. S) (c)		2,450,000	2,391,288
5.75% 8/15/50 (Reg. S) (c)		1,850,000	1,840,306
Great-West Life & Annuity Insurance Co. 3 month U.S. LIBOR + 2.538% 4.868% 5/16/46 (b)(c)(d)		1,859,000	1,859,000
Hartford Financial Services Group, Inc. 5.125% 4/15/22		14,787,000	15,727,582
Liberty Mutual Group, Inc. 5% 6/1/21 (b)		12,644,000	13,190,823
Marsh & McLennan Companies, Inc. 4.8% 7/15/21		7,090,000	7,381,322
Massachusetts Mutual Life Insurance Co. 4.5% 4/15/65 (b)		30,523,000	29,417,706
MetLife, Inc.:
3.048% 12/15/22 (c)		12,433,000	12,244,468
4.75% 2/8/21		3,109,000	3,239,869
Metropolitan Life Global Funding I 3% 1/10/23 (b)		7,896,000	7,737,871
NN Group NV 4.625% 4/8/44 (Reg. S) (c)	EUR	1,500,000	1,925,082
Pacific LifeCorp 5.125% 1/30/43 (b)		33,774,000	36,012,940
Pricoa Global Funding I 5.375% 5/15/45 (c)		17,492,000	17,579,460
Prudential Financial, Inc.:
2.3% 8/15/18		1,622,000	1,621,649
7.375% 6/15/19		3,230,000	3,377,953
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (b)		18,083,000	19,425,858
TIAA Asset Management Finance LLC:
2.95% 11/1/19 (b)		4,172,000	4,161,961
4.125% 11/1/24 (b)		6,048,000	6,077,918
Unum Group:
3.875% 11/5/25		21,587,000	21,174,940
4% 3/15/24		20,000,000	20,067,182
5.625% 9/15/20		8,386,000	8,817,169
5.75% 8/15/42		25,545,000	27,566,354
			332,396,654
Mortgage Real Estate Investment Trusts - 0.0%
Starwood Property Trust, Inc. 4.75% 3/15/25 (b)		1,925,000	1,852,235
Thrifts & Mortgage Finance - 0.0%
Prime Securities Services Borrower LLC/Prime Finance, Inc. 9.25% 5/15/23 (b)		2,950,000	3,126,115
Quicken Loans, Inc. 5.25% 1/15/28 (b)		4,045,000	3,701,175
			6,827,290
TOTAL FINANCIALS			3,182,199,930
HEALTH CARE - 2.3%
Biotechnology - 0.1%
AbbVie, Inc.:
2.9% 11/6/22		24,855,000	24,259,112
4.5% 5/14/35		23,238,000	23,021,639
			47,280,751
Health Care Equipment & Supplies - 0.1%
Becton, Dickinson & Co. 2.675% 12/15/19		3,954,000	3,932,138
Hologic, Inc.:
4.375% 10/15/25 (b)		3,735,000	3,571,594
4.625% 2/1/28 (b)		695,000	655,038
Ortho-Clinical Diagnostics, Inc. 6.625% 5/15/22 (b)		7,665,000	7,550,025
Teleflex, Inc.:
4.625% 11/15/27		2,385,000	2,253,992
4.875% 6/1/26		6,975,000	6,818,063
			24,780,850
Health Care Providers & Services - 1.2%
Aetna, Inc. 2.75% 11/15/22		2,010,000	1,943,193
Community Health Systems, Inc.:
6.25% 3/31/23		3,020,000	2,816,150
6.875% 2/1/22		7,715,000	4,050,375
CVS Health Corp.:
2.8% 7/20/20		15,202,000	15,093,899
3.7% 3/9/23		9,000,000	8,974,192
4% 12/5/23		8,525,000	8,603,981
4.1% 3/25/25		56,115,000	56,140,173
4.3% 3/25/28		65,164,000	64,671,346
4.78% 3/25/38		29,009,000	28,775,094
5.05% 3/25/48		42,651,000	43,514,464
HCA Holdings, Inc.:
3.75% 3/15/19		18,722,000	18,815,610
4.25% 10/15/19		7,590,000	7,665,900
4.5% 2/15/27		5,270,000	4,993,325
4.75% 5/1/23		595,000	598,719
5% 3/15/24		6,375,000	6,420,900
5.25% 6/15/26		11,470,000	11,412,650
5.875% 3/15/22		715,000	751,644
5.875% 2/15/26		3,820,000	3,843,913
6.5% 2/15/20		30,303,000	31,666,635
HealthSouth Corp. 5.125% 3/15/23		4,745,000	4,792,450
Kindred Healthcare, Inc.:
8% 1/15/20		1,145,000	1,219,414
8.75% 1/15/23		1,565,000	1,670,638
Medco Health Solutions, Inc. 4.125% 9/15/20		7,486,000	7,619,010
Rede D Oregon Finance Sarl 4.95% 1/17/28 (b)		525,000	471,240
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23		500,000	498,750
5.5% 2/1/21		1,555,000	1,591,426
SP Finco LLC 6.75% 7/1/25 (b)		1,795,000	1,673,838
Tenet Healthcare Corp.:
4.375% 10/1/21		3,825,000	3,786,750
4.625% 7/15/24 (b)		5,540,000	5,325,048
6.75% 6/15/23		3,555,000	3,532,781
7.5% 1/1/22 (b)		775,000	811,968
THC Escrow Corp. III 5.125% 5/1/25 (b)		4,400,000	4,268,000
Wellcare Health Plans, Inc. 5.25% 4/1/25		3,335,000	3,326,663
WellPoint, Inc. 3.3% 1/15/23		6,442,000	6,365,022
			367,705,161
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc. 4.15% 2/1/24		3,010,000	3,071,652
Pharmaceuticals - 0.9%
Actavis Funding SCS:
3% 3/12/20		13,777,000	13,706,698
3.45% 3/15/22		48,347,000	47,708,558
Catalent Pharma Solutions 4.875% 1/15/26 (b)		5,125,000	4,933,838
Mylan N.V. 4.55% 4/15/28 (b)		21,201,000	20,658,560
Mylan NV:
2.25% 11/22/24 (Reg. S)	EUR	1,840,000	2,221,030
2.5% 6/7/19		16,423,000	16,315,926
3.15% 6/15/21		21,235,000	20,994,320
3.95% 6/15/26		11,126,000	10,607,543
Perrigo Finance PLC:
3.5% 12/15/21		1,541,000	1,529,329
3.9% 12/15/24		5,449,000	5,321,130
Teva Pharmaceutical Finance IV BV 3.65% 11/10/21		1,825,000	1,737,653
Teva Pharmaceutical Finance IV LLC 2.25% 3/18/20		905,000	871,878
Teva Pharmaceutical Finance Netherlands III BV:
0.375% 7/25/20 (Reg. S)	EUR	1,651,000	1,881,812
1.25% 3/31/23 (Reg. S)	EUR	900,000	957,805
2.2% 7/21/21		14,999,000	13,775,119
2.8% 7/21/23		38,972,000	33,346,396
3.15% 10/1/26		12,782,000	10,322,630
4.5% 3/1/25	EUR	1,550,000	1,842,424
Valeant Pharmaceuticals International, Inc.:
5.5% 11/1/25 (b)		3,645,000	3,576,656
5.625% 12/1/21 (b)		8,980,000	8,899,180
5.875% 5/15/23 (b)		16,770,000	15,931,500
6.125% 4/15/25 (b)		14,175,000	13,111,875
6.5% 3/15/22 (b)		2,500,000	2,603,125
7% 3/15/24 (b)		4,905,000	5,137,988
9% 12/15/25 (b)		3,170,000	3,316,613
Zoetis, Inc.:
3.25% 2/1/23		4,892,000	4,834,677
3.45% 11/13/20		5,179,000	5,211,869
			271,356,132
TOTAL HEALTH CARE			714,194,546
INDUSTRIALS - 1.0%
Aerospace & Defense - 0.2%
BAE Systems Holdings, Inc.:
3.8% 10/7/24 (b)		9,122,000	9,110,565
6.375% 6/1/19 (b)		8,071,000	8,339,524
BBA U.S. Holdings, Inc. 5.375% 5/1/26 (b)		4,935,000	4,947,338
Bombardier, Inc.:
6.125% 1/15/23 (b)		8,980,000	8,946,325
7.5% 12/1/24 (b)		10,695,000	11,149,538
7.5% 3/15/25 (b)		3,005,000	3,102,963
BWX Technologies, Inc. 5.375% 7/15/26 (b)		1,415,000	1,429,150
DAE Funding LLC 4% 8/1/20 (b)		250,000	247,500
TransDigm, Inc.:
5.5% 10/15/20		3,580,000	3,588,950
6% 7/15/22		4,010,000	4,065,138
6.375% 6/15/26		2,060,000	2,070,300
6.5% 5/15/25		8,300,000	8,419,520
			65,416,811
Air Freight & Logistics - 0.0%
Aercap Global Aviation Trust 6.5% 6/15/45 (b)(c)		1,375,000	1,436,875
Rumo Luxembourg Sarl 7.375% 2/9/24 (b)		3,110,000	3,217,295
			4,654,170
Airlines - 0.1%
Allegiant Travel Co. 5.5% 7/15/19		4,985,000	5,034,850
American Airlines Group, Inc. 4.625% 3/1/20 (b)		1,650,000	1,649,340
Azul Investments LLP 5.875% 10/26/24 (b)		770,000	694,925
U.S. Airways Group, Inc. 6.125% 6/1/18		895,000	895,000
U.S. Airways pass-thru certificates Series 2012-2C, 5.45% 6/3/18		1,690,000	1,692,028
U.S. Airways pass-thru trust certificates 8.36% 1/20/19		37,788	38,922
United Air Lines, Inc. pass-thru trust certificates Class B, 7.336% 7/2/19		485,736	500,308
United Continental Holdings, Inc. 4.25% 10/1/22		7,680,000	7,405,901
			17,911,274
Building Products - 0.0%
Building Materials Corp. of America 4.75% 1/15/28 (b)		4,105,000	3,766,338
Commercial Services & Supplies - 0.2%
APX Group, Inc.:
6.375% 12/1/19		5,657,000	5,671,143
7.625% 9/1/23		3,840,000	3,369,600
8.75% 12/1/20		10,732,000	10,302,720
Brand Energy & Infrastructure Services, Inc. 8.5% 7/15/25 (b)		4,845,000	4,954,013
Cenveo Corp. 6% 8/1/19 (b)(f)		270,000	101,250
G4S International Finance PLC 1.875% 5/24/25 (Reg. S)	EUR	2,000,000	2,357,576
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (b)		3,420,000	3,475,575
Multi-Color Corp. 4.875% 11/1/25 (b)		4,685,000	4,345,338
Prime Security One MS, Inc. 4.875% 7/15/32 (b)		4,170,000	3,273,450
Securitas AB 1.125% 2/20/24 (Reg. S)	EUR	3,750,000	4,410,513
Tervita Escrow Corp. 7.625% 12/1/21		915,000	924,150
			43,185,328
Construction & Engineering - 0.0%
Cementos Progreso Trust 7.125% 11/6/23 (b)		920,000	943,000
Odebrecht Finance Ltd.:
4.375% 4/25/25 (b)		2,575,000	836,875
7.125% 6/26/42 (b)		3,155,000	1,056,925
Pisces Midco, Inc. 8% 4/15/26 (b)		3,780,000	3,648,078
			6,484,878
Electrical Equipment - 0.0%
Sensata Technologies BV 5% 10/1/25 (b)		4,285,000	4,295,713
Vestas Wind Systems A/S 2.75% 3/11/22 (Reg. S)	EUR	4,500,000	5,571,771
			9,867,484
Industrial Conglomerates - 0.0%
Alfa SA de CV 5.25% 3/25/24 (b)		450,000	453,938
Machinery - 0.0%
U.S.A. Compression Partners LP 6.875% 4/1/26 (b)		5,784,000	5,957,520
Xerium Technologies, Inc. 9.5% 8/15/21		2,500,000	2,606,250
			8,563,770
Marine - 0.1%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (b)		12,785,000	10,275,944
Navios Maritime Holdings, Inc.:
7.375% 1/15/22 (b)		1,520,000	1,141,900
11.25% 8/15/22 (b)		3,190,000	3,086,325
			14,504,169
Professional Services - 0.0%
IHS Markit Ltd. 4.75% 2/15/25 (b)		3,560,000	3,537,750
Road & Rail - 0.0%
Alpha Trains Finance SA 2.064% 6/30/25	EUR	3,101,000	3,732,059
JSC Georgian Railway 7.75% 7/11/22 (b)		650,000	672,068
			4,404,127
Trading Companies & Distributors - 0.4%
Air Lease Corp.:
2.625% 9/4/18		16,438,000	16,434,229
3% 9/15/23		3,204,000	3,063,001
3.375% 6/1/21		10,493,000	10,454,057
3.75% 2/1/22		26,396,000	26,517,903
3.875% 4/1/21		11,610,000	11,736,216
4.25% 9/15/24		12,030,000	12,071,461
4.75% 3/1/20		11,796,000	12,094,798
Aircastle Ltd. 4.125% 5/1/24		1,980,000	1,928,025
Ashtead Capital, Inc.:
4.125% 8/15/25 (b)		1,490,000	1,398,738
4.375% 8/15/27 (b)		1,575,000	1,456,875
Avantor, Inc.:
6% 10/1/24 (b)		2,925,000	2,910,375
9% 10/1/25 (b)		5,300,000	5,472,250
Brenntag Finance BV 1.125% 9/27/25 (Reg. S)	EUR	3,210,000	3,694,214
FLY Leasing Ltd.:
5.25% 10/15/24		5,145,000	4,900,613
6.375% 10/15/21		6,000,000	6,225,000
Travis Perkins PLC:
4.375% 9/15/21 (Reg. S)	GBP	1,493,000	2,060,528
4.5% 9/7/23 (Reg. S)	GBP	1,375,000	1,882,045
			124,300,328
Transportation Infrastructure - 0.0%
Aeropuertos Argentina 2000 SA 6.875% 2/1/27 (b)		1,460,000	1,429,369
Heathrow Funding Ltd. 6% 3/20/20	GBP	3,800,000	5,463,063
			6,892,432
TOTAL INDUSTRIALS			313,942,797
INFORMATION TECHNOLOGY - 0.2%
Communications Equipment - 0.0%
Banglalink Digital Communications Ltd.:
8.625% 5/6/19 (b)		4,575,000	4,643,625
8.625% 5/6/19 (Reg. S)		500,000	507,500
Proven Glory Capital Ltd. 3.25% 2/21/22 (Reg. S)		1,890,000	1,823,153
Vrio Finco 1 LLC / Vrio Finco 6.25% 4/4/23 (b)		485,000	488,638
			7,462,916
Electronic Equipment & Components - 0.0%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
3.48% 6/1/19 (b)		796,000	799,056
4.42% 6/15/21 (b)		2,400,000	2,442,367
Tyco Electronics Group SA 2.375% 12/17/18		2,244,000	2,241,602
			5,483,025
IT Services - 0.0%
Gartner, Inc. 5.125% 4/1/25 (b)		1,335,000	1,324,988
Indra Sistemas SA 3% 4/19/24 (Reg. S)	EUR	3,000,000	3,467,695
			4,792,683
Semiconductors & Semiconductor Equipment - 0.1%
Micron Technology, Inc. 5.5% 2/1/25		7,135,000	7,422,897
NXP BV/NXP Funding LLC:
3.875% 9/1/22 (b)		6,305,000	6,261,653
4.125% 6/1/21 (b)		5,555,000	5,597,218
4.625% 6/15/22 (b)		2,875,000	2,936,094
Qorvo, Inc. 7% 12/1/25		5,885,000	6,333,731
Sensata Technologies UK Financing Co. PLC 6.25% 2/15/26 (b)		3,025,000	3,149,781
			31,701,374
Software - 0.1%
CDK Global, Inc. 4.875% 6/1/27		1,820,000	1,715,350
Fair Isaac Corp. 5.25% 5/15/26 (b)		9,095,000	9,185,950
Nuance Communications, Inc. 5.375% 8/15/20 (b)		1,939,000	1,946,271
Open Text Corp. 5.875% 6/1/26 (b)		11,080,000	11,330,408
Symantec Corp. 5% 4/15/25 (b)		2,950,000	2,851,643
			27,029,622
TOTAL INFORMATION TECHNOLOGY			76,469,620
MATERIALS - 0.9%
Chemicals - 0.3%
Braskem Finance Ltd.:
5.375% 5/2/22 (b)		1,210,000	1,241,775
5.75% 4/15/21 (b)		830,000	861,955
6.45% 2/3/24		680,000	719,100
Kraton Polymers LLC/Kraton Polymers Capital Corp. 7% 4/15/25 (b)		5,185,000	5,340,550
NOVA Chemicals Corp.:
4.875% 6/1/24 (b)		5,820,000	5,565,375
5.25% 6/1/27 (b)		1,465,000	1,388,088
Nufarm Australia Ltd. 5.75% 4/30/26 (b)		4,750,000	4,604,650
OCI NV 6.625% 4/15/23 (b)		10,725,000	11,025,300
OCP SA 5.625% 4/25/24 (b)		390,000	400,347
Olin Corp.:
5% 2/1/30		1,670,000	1,571,971
5.125% 9/15/27		5,750,000	5,591,875
Petkim Petrokimya Holding A/S 5.875% 1/26/23 (b)		1,550,000	1,444,600
Platform Specialty Products Corp. 5.875% 12/1/25 (b)		8,655,000	8,330,438
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. 7.5% 6/15/25 (b)		6,725,000	6,825,875
The Dow Chemical Co.:
4.125% 11/15/21		10,888,000	11,138,985
4.25% 11/15/20		3,653,000	3,753,713
TPC Group, Inc. 8.75% 12/15/20 (b)		13,345,000	13,151,498
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 5.375% 9/1/25 (b)		4,650,000	4,580,250
Tronox Finance PLC 5.75% 10/1/25 (b)		925,000	897,250
Tronox, Inc. 6.5% 4/15/26 (b)		6,755,000	6,662,119
			95,095,714
Construction Materials - 0.0%
CEMEX Finance LLC:
4.625% 6/15/24	EUR	1,700,000	2,098,877
6% 4/1/24 (b)		925,000	936,563
CEMEX S.A.B. de CV:
4.375% 3/5/23 (Reg. S)	EUR	2,250,000	2,731,500
7.75% 4/16/26 (b)		1,850,000	1,992,450
Union Andina de Cementos SAA 5.875% 10/30/21 (b)		1,135,000	1,147,769
			8,907,159
Containers & Packaging - 0.1%
Ard Securities Finance Sarl 8.75% 1/31/23 pay-in-kind (b)(c)		6,030,000	6,150,600
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.25% 9/15/22 (b)		3,145,000	3,113,550
4.625% 5/15/23 (b)		6,305,000	6,263,702
6% 2/15/25 (b)		11,455,000	11,225,900
Crown Americas LLC/Crown Americas Capital Corp. V 4.25% 9/30/26		5,350,000	4,841,750
OI European Group BV 4% 3/15/23 (b)		5,400,000	5,076,000
Owens-Brockway Glass Container, Inc. 5.375% 1/15/25 (b)		3,930,000	3,861,225
Silgan Holdings, Inc. 4.75% 3/15/25		2,945,000	2,790,388
			43,323,115
Metals & Mining - 0.5%
ArcelorMittal SA:
6.125% 6/1/25		1,900,000	2,037,750
7.25% 10/15/39 (c)		1,893,000	2,195,880
BHP Billiton Financial (U.S.A.) Ltd.:
6.25% 10/19/75 (b)(c)		7,018,000	7,316,265
6.75% 10/19/75 (b)(c)		17,432,000	18,966,016
Cliffs Natural Resources, Inc.:
4.875% 1/15/24 (b)		4,045,000	3,951,480
5.75% 3/1/25		4,720,000	4,504,650
Commercial Metals Co. 5.375% 7/15/27		8,490,000	8,129,175
Constellium NV 5.875% 2/15/26 (b)		2,975,000	2,833,688
Corporacion Nacional del Cobre de Chile (Codelco):
3.625% 8/1/27 (b)		8,277,000	7,874,076
4.5% 8/1/47 (b)		6,545,000	6,378,561
CSN Islands XI Corp. 6.875% 9/21/19 (b)		2,420,000	2,413,950
CSN Resources SA 6.5% 7/21/20 (b)		2,865,000	2,721,750
EVRAZ Group SA 8.25% 1/28/21 (Reg. S)		1,135,000	1,204,803
Ferrexpo Finance PLC:
10.375% 4/7/19 (b)		872,500	897,571
10.375% 4/7/19 (b)		183,500	188,773
10.375% 4/7/19 (Reg. S)		1,157,500	1,190,761
10.375% 4/7/19 (Reg. S)		492,500	506,652
First Quantum Minerals Ltd.:
6.5% 3/1/24 (b)		3,455,000	3,282,250
6.875% 3/1/26 (b)		3,525,000	3,335,531
7.25% 5/15/22 (b)		2,220,000	2,233,875
7.25% 4/1/23 (b)		12,885,000	12,933,319
7.5% 4/1/25 (b)		3,325,000	3,258,500
FMG Resources (August 2006) Pty Ltd.:
4.75% 5/15/22 (b)		4,230,000	4,150,688
5.125% 3/15/23 (b)		2,150,000	2,120,438
5.125% 5/15/24 (b)		3,895,000	3,821,969
Freeport-McMoRan, Inc.:
3.55% 3/1/22		10,100,000	9,730,744
3.875% 3/15/23		3,080,000	2,960,650
4.55% 11/14/24		9,320,000	9,040,400
Gold Fields Orogen Holding BVI Ltd. 4.875% 10/7/20 (b)		1,580,000	1,574,075
GTL Trade Finance, Inc. 5.893% 4/29/24 (b)		850,000	874,225
Metinvest BV 7.75% 4/23/23 (b)		6,155,000	6,031,900
Polyus Finance PLC 5.25% 2/7/23 (b)		2,205,000	2,136,557
Stillwater Mining Co.:
6.125% 6/27/22 (b)		2,585,000	2,488,538
7.125% 6/27/25 (b)		1,185,000	1,137,439
Vale Overseas Ltd. 4.375% 1/11/22		4,099,000	4,111,297
Vedanta Resources PLC:
6.375% 7/30/22 (b)		2,700,000	2,659,500
8.25% 6/7/21 (b)		2,400,000	2,532,000
VM Holding SA 5.375% 5/4/27 (b)		400,000	386,504
			154,112,200
TOTAL MATERIALS			301,438,188
REAL ESTATE - 2.5%
Equity Real Estate Investment Trusts (REITs) - 1.3%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20		2,884,000	2,866,074
4.6% 4/1/22		4,896,000	5,073,104
alstria office REIT-AG 1.5% 11/15/27 (Reg. S)	EUR	5,000,000	5,622,984
American Campus Communities Operating Partnership LP 3.75% 4/15/23		3,491,000	3,495,069
American Homes 4 Rent 4.25% 2/15/28		1,025,000	989,200
AvalonBay Communities, Inc. 3.625% 10/1/20		5,005,000	5,067,425
Boston Properties, Inc. 3.85% 2/1/23		5,829,000	5,880,837
Camden Property Trust:
2.95% 12/15/22		6,621,000	6,459,580
4.25% 1/15/24		9,191,000	9,404,866
CommonWealth REIT 5.875% 9/15/20		2,130,000	2,209,848
Corporate Office Properties LP 5% 7/1/25		12,377,000	12,715,537
CTR Partnership LP/CareTrust Capital Corp. 5.25% 6/1/25		4,820,000	4,699,500
DDR Corp.:
3.625% 2/1/25		8,557,000	8,157,571
4.25% 2/1/26		22,796,000	22,412,027
4.625% 7/15/22		20,268,000	20,910,203
4.7% 6/1/27		840,000	846,520
Duke Realty LP:
3.625% 4/15/23		6,287,000	6,264,055
3.75% 12/1/24		5,408,000	5,351,456
3.875% 10/15/22		17,388,000	17,617,928
Equinix, Inc. 5.375% 4/1/23		1,905,000	1,947,863
Equity One, Inc. 3.75% 11/15/22		18,100,000	18,050,563
ERP Operating LP:
2.375% 7/1/19		8,777,000	8,718,439
4.75% 7/15/20		7,700,000	7,952,276
Gecina SA 1.375% 1/26/28 (Reg. S)	EUR	1,600,000	1,826,999
Inmobiliaria Colonial SA 2% 4/17/26 (Reg. S)	EUR	1,600,000	1,835,077
iStar Financial, Inc. 6% 4/1/22		775,000	775,000
Lexington Corporate Properties Trust 4.4% 6/15/24		4,608,000	4,565,386
MPT Operating Partnership LP/MPT Finance Corp.:
5% 10/15/27		2,235,000	2,101,034
5.25% 8/1/26		4,930,000	4,782,100
6.375% 3/1/24		2,250,000	2,362,500
Omega Healthcare Investors, Inc.:
4.375% 8/1/23		42,087,000	41,850,828
4.5% 1/15/25		10,686,000	10,434,323
4.5% 4/1/27		50,980,000	48,514,227
4.75% 1/15/28		29,482,000	28,416,418
4.95% 4/1/24		17,495,000	17,790,102
5.25% 1/15/26		29,233,000	29,371,392
Retail Opportunity Investments Partnership LP:
4% 12/15/24		3,376,000	3,206,867
5% 12/15/23		2,030,000	2,046,038
Senior Housing Properties Trust 6.75% 4/15/20		250,000	260,373
Weingarten Realty Investors 3.375% 10/15/22		2,729,000	2,705,667
WP Carey, Inc. 4% 2/1/25		34,017,000	33,080,883
			418,638,139
Real Estate Management & Development - 1.2%
Brandywine Operating Partnership LP:
3.95% 2/15/23		29,103,000	29,208,448
3.95% 11/15/27		22,649,000	21,762,905
4.1% 10/1/24		15,881,000	15,716,395
4.55% 10/1/29		17,155,000	16,954,382
Carmila SA 2.125% 3/7/28 (Reg. S)	EUR	3,200,000	3,722,685
Deutsche Annington Finance BV 5% 10/2/23 (b)		5,800,000	5,982,546
Digital Realty Trust LP:
3.4% 10/1/20		17,707,000	17,764,955
3.625% 10/1/22		9,206,000	9,181,712
3.95% 7/1/22		11,840,000	12,000,393
4.75% 10/1/25		30,612,000	31,702,689
5.25% 3/15/21		5,708,000	5,973,435
Essex Portfolio LP 3.875% 5/1/24		8,802,000	8,777,850
Greystar Real Estate Partners 5.75% 12/1/25 (b)		720,000	702,000
Host Hotels & Resorts LP 4.75% 3/1/23		150,000	154,404
Howard Hughes Corp. 5.375% 3/15/25 (b)		4,440,000	4,290,150
Inversiones y Representaciones SA 11.5% 7/20/20 (Reg. S)		5,000	5,488
IRSA Propiedades Comerciales SA 8.75% 3/23/23 (b)		1,930,000	1,967,712
Liberty Property LP:
3.375% 6/15/23		8,174,000	8,039,386
4.125% 6/15/22		14,880,000	15,198,121
4.4% 2/15/24		13,017,000	13,328,608
4.75% 10/1/20		11,282,000	11,631,127
Mack-Cali Realty LP:
3.15% 5/15/23		14,735,000	13,086,741
4.5% 4/18/22		17,365,000	16,936,330
Post Apartment Homes LP 3.375% 12/1/22		2,570,000	2,539,181
Realogy Group LLC/Realogy Co.-Issuer Corp. 4.5% 4/15/19 (b)		235,000	235,000
SELP Finance SARL 1.25% 10/25/23 (Reg. S)	EUR	3,970,000	4,655,660
Shimao Property Holdings Ltd. 4.75% 7/3/22		1,460,000	1,395,402
Tanger Properties LP:
3.125% 9/1/26		11,019,000	9,941,025
3.75% 12/1/24		21,455,000	20,608,051
3.875% 12/1/23		4,812,000	4,711,290
TLG Immobilien AG 1.375% 11/27/24 (Reg. S)	EUR	3,200,000	3,737,017
Ventas Realty LP:
3.125% 6/15/23		5,458,000	5,301,709
3.5% 2/1/25		5,961,000	5,733,995
3.75% 5/1/24		25,000,000	24,712,116
4% 3/1/28		10,982,000	10,635,585
4.125% 1/15/26		5,557,000	5,504,248
Ventas Realty LP/Ventas Capital Corp. 4.25% 3/1/22		300,000	307,508
			364,106,249
TOTAL REAL ESTATE			782,744,388
TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 0.9%
Altice Financing SA:
6.625% 2/15/23 (b)		2,780,000	2,740,524
7.5% 5/15/26 (b)		3,905,000	3,734,156
Altice Finco SA 7.625% 2/15/25 (b)		5,335,000	4,954,881
AT&T, Inc.:
2.45% 6/30/20		11,294,000	11,153,176
3% 6/30/22		12,546,000	12,244,895
3.4% 5/15/25		39,520,000	37,643,369
3.6% 2/17/23		42,108,000	41,799,289
4.45% 4/1/24		2,355,000	2,409,504
5.875% 10/1/19		5,944,000	6,174,865
6.3% 1/15/38		16,665,000	18,836,208
Axtel S.A.B. de CV 6.375% 11/14/24 (b)		1,650,000	1,588,125
BellSouth Capital Funding Corp. 7.875% 2/15/30		40,000	49,360
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (b)		620,000	602,950
Colombia Telecomunicaciones SA 5.375% 9/27/22 (b)		915,000	897,844
Frontier Communications Corp.:
10.5% 9/15/22		3,770,000	3,393,000
11% 9/15/25		6,400,000	5,120,000
GTH Finance BV:
6.25% 4/26/20 (b)		765,000	781,729
7.25% 4/26/23 (b)		3,685,000	3,840,028
Iliad SA 0.625% 11/25/21 (Reg. S)	EUR	4,800,000	5,553,474
Level 3 Financing, Inc.:
5.375% 1/15/24		4,175,000	4,070,625
5.375% 5/1/25		2,760,000	2,670,300
Oztel Holdings SPC Ltd. 5.625% 10/24/23 (b)		845,000	829,156
Qwest Corp. 6.75% 12/1/21		2,590,000	2,784,131
Sable International Finance Ltd. 6.875% 8/1/22 (b)		4,575,000	4,769,438
SFR Group SA:
6% 5/15/22 (b)		4,550,000	4,532,938
6.25% 5/15/24 (b)		3,140,000	3,045,800
7.375% 5/1/26 (b)		2,380,000	2,314,550
TDC A/S 3.5% 2/26/3015 (Reg. S) (c)	EUR	2,546,000	2,978,128
Telefonica Celular del Paraguay SA 6.75% 12/13/22 (b)		1,650,000	1,684,650
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (b)		4,400,000	4,268,757
U.S. West Communications 7.25% 9/15/25		2,825,000	3,038,309
Verizon Communications, Inc.:
2.625% 2/21/20		12,550,000	12,493,568
5.012% 4/15/49		2,831,000	2,774,102
5.012% 8/21/54		55,038,000	52,459,624
5.5% 3/16/47		36,099,000	38,006,085
			306,237,538
Wireless Telecommunication Services - 0.2%
America Movil S.A.B. de CV 3.125% 7/16/22		9,218,000	9,080,809
Comcel Trust 6.875% 2/6/24 (b)		2,525,000	2,575,500
Digicel Group Ltd. 6.75% 3/1/23 (b)		560,000	485,450
Intelsat Jackson Holdings SA 8% 2/15/24 (b)		2,690,000	2,844,675
Millicom International Cellular SA 6% 3/15/25 (b)		1,375,000	1,386,000
MTN (Mauritius) Investments Ltd. 6.5% 10/13/26 (b)		665,000	676,594
MTS International Funding Ltd. 5% 5/30/23 (b)		650,000	643,591
Sprint Communications, Inc.:
6% 11/15/22		3,685,000	3,666,575
9% 11/15/18 (b)		2,225,000	2,278,845
Sprint Corp.:
7.25% 9/15/21		4,240,000	4,388,400
7.875% 9/15/23		3,925,000	4,119,288
T-Mobile U.S.A., Inc.:
4% 4/15/22		5,110,000	5,084,450
4.5% 2/1/26		4,055,000	3,811,700
4.75% 2/1/28		2,705,000	2,529,175
6.375% 3/1/25		4,860,000	5,078,214
6.5% 1/15/24		6,085,000	6,358,825
TBG Global Pte. Ltd. 5.25% 2/10/22 (Reg. S)		1,375,000	1,332,242
			56,340,333
TOTAL TELECOMMUNICATION SERVICES			362,577,871
UTILITIES - 1.9%
Electric Utilities - 0.9%
American Electric Power Co., Inc. 2.95% 12/15/22		4,935,000	4,826,452
DPL, Inc. 6.75% 10/1/19		1,232,000	1,276,660
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (b)		29,344,000	31,417,391
6.4% 9/15/20 (b)		25,897,000	27,527,506
Eversource Energy 2.8% 5/1/23		15,104,000	14,628,098
Exelon Corp. 2.85% 6/15/20		4,888,000	4,858,637
FirstEnergy Corp.:
4.25% 3/15/23		31,243,000	31,845,538
7.375% 11/15/31		64,123,000	84,315,302
FirstEnergy Solutions Corp. 6.05% 8/15/21 (f)		20,194,000	10,197,970
InterGen NV 7% 6/30/23 (b)		899,000	894,505
IPALCO Enterprises, Inc.:
3.45% 7/15/20		27,495,000	27,220,050
3.7% 9/1/24		10,462,000	10,150,079
Israel Electric Corp. Ltd. 7.75% 12/15/27 (Reg. S)		600,000	722,070
LG&E and KU Energy LLC 3.75% 11/15/20		1,450,000	1,468,741
Monongahela Power Co. 4.1% 4/15/24 (b)		3,982,000	4,096,161
NRG Yield Operating LLC 5% 9/15/26		3,945,000	3,797,063
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (b)		8,306,803	9,075,183
NV Energy, Inc. 6.25% 11/15/20		3,500,000	3,754,957
Pampa Holding SA 7.5% 1/24/27 (b)		885,000	844,910
PPL Capital Funding, Inc. 3.4% 6/1/23		7,184,000	7,099,491
Progress Energy, Inc. 4.4% 1/15/21		12,059,000	12,344,932
TECO Finance, Inc. 5.15% 3/15/20		3,761,000	3,885,099
			296,246,795
Gas Utilities - 0.0%
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21		3,646,000	3,744,040
Independent Power and Renewable Electricity Producers - 0.5%
Dolphin Subsidiary II, Inc. 7.25% 10/15/21		67,644,000	73,731,960
Dynegy, Inc.:
7.625% 11/1/24		5,590,000	6,002,263
8.125% 1/30/26 (b)		3,095,000	3,388,344
Emera U.S. Finance LP:
2.15% 6/15/19		5,136,000	5,081,919
2.7% 6/15/21		5,055,000	4,927,469
3.55% 6/15/26		8,087,000	7,669,278
NextEra Energy Partners LP:
4.25% 9/15/24 (b)		5,245,000	5,035,200
4.5% 9/15/27 (b)		935,000	869,550
NRG Energy, Inc.:
5.75% 1/15/28 (b)		2,250,000	2,222,078
6.25% 5/1/24		4,510,000	4,656,575
6.625% 1/15/27		1,695,000	1,750,088
TerraForm Power Operating LLC:
4.25% 1/31/23 (b)		1,040,000	1,003,600
5% 1/31/28 (b)		1,040,000	981,500
The AES Corp.:
4% 3/15/21		4,395,000	4,396,099
4.5% 3/15/23		2,905,000	2,905,000
4.875% 5/15/23		9,515,000	9,538,788
5.125% 9/1/27		7,280,000	7,170,800
6% 5/15/26		1,545,000	1,593,281
Three Gorges Finance II (Cayman Islands) Ltd. 1.3% 6/21/24 (Reg. S)	EUR	2,050,000	2,421,683
			145,345,475
Multi-Utilities - 0.5%
Berkshire Hathaway Energy Co. 2% 11/15/18		12,172,000	12,145,600
Dominion Resources, Inc.:
3 month U.S. LIBOR + 2.300% 4.602% 9/30/66 (c)(d)		35,229,000	33,467,550
3 month U.S. LIBOR + 2.825% 5.133% 6/30/66 (c)(d)		10,345,000	10,138,100
NiSource Finance Corp.:
5.25% 2/15/43		12,739,000	14,034,925
5.8% 2/1/42		6,336,000	7,313,668
5.95% 6/15/41		11,832,000	13,893,699
6.8% 1/15/19		1,039,000	1,064,355
Puget Energy, Inc.:
6% 9/1/21		15,565,000	16,678,231
6.5% 12/15/20		5,125,000	5,511,956
RWE Finance BV 0.75% 11/30/22 (Reg. S)	EUR	2,750,000	3,239,893
Sempra Energy:
2.875% 10/1/22		5,760,000	5,630,781
6% 10/15/39		15,009,000	18,069,626
Wind Tre SpA:
3.125% 1/20/25 (Reg. S)	EUR	1,277,000	1,240,521
5% 1/20/26 (b)		6,960,000	5,571,480
Wisconsin Energy Corp. 3 month U.S. LIBOR + 2.113% 4.455% 5/15/67 (c)(d)		3,860,000	3,816,575
			151,816,960
TOTAL UTILITIES			597,153,270

TOTAL NONCONVERTIBLE BONDS			9,807,866,528

TOTAL CORPORATE BONDS
(Cost $9,852,317,670)			9,822,605,352

U.S. Government and Government Agency Obligations - 37.8%
U.S. Treasury Inflation-Protected Obligations - 7.3%
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/45		$238,446,000	$227,970,522
0.875% 2/15/47		172,873,708	170,169,727
1% 2/15/46		148,904,244	151,217,831
1.375% 2/15/44		141,856,934	156,431,193
U.S. Treasury Inflation-Indexed Notes:
0.125% 7/15/24		173,689,760	168,722,467
0.125% 7/15/26		199,995,310	191,142,153
0.25% 1/15/25		79,021,500	76,811,577
0.375% 7/15/25		417,450,892	409,563,213
0.375% 1/15/27		409,582,826	396,858,289
0.375% 7/15/27		153,027,000	148,397,878
0.625% 1/15/26		210,052,000	208,600,985

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS			2,305,885,835

U.S. Treasury Obligations - 30.5%
U.S. Treasury Bonds:
2.75% 11/15/47		286,780,000	271,634,431
3% 5/15/45		145,382,000	145,069,656
3% 11/15/45		207,323,000	206,772,298
3% 2/15/47		658,626,000	656,490,609
3% 2/15/48		20,748,000	20,670,195
5% 5/15/37 (h)		26,000	33,878
U.S. Treasury Notes:
1.25% 3/31/21		155,775,000	150,298,535
1.25% 10/31/21		453,470,000	433,471,266
1.375% 11/30/18		55,000	54,800
1.375% 4/30/21		334,800,000	323,814,375
1.5% 8/15/26		218,742,000	197,269,397
1.625% 5/15/26		25,000,000	22,843,750
1.75% 12/31/20		175,000,000	171,657,227
1.75% 6/30/22		952,845,000	919,979,289
1.875% 3/31/22		1,455,761,000	1,415,556,883
1.875% 7/31/22		903,426,000	875,758,579
1.875% 9/30/22		67,650,000	65,483,086
2% 12/31/21		906,934,000	887,661,653
2% 4/30/24		25,000,000	23,973,633
2% 11/15/26		11,220,000	10,504,287
2.125% 12/31/22		368,686,000	359,958,509
2.125% 7/31/24		649,329,000	625,816,187
2.125% 11/30/24		424,340,000	407,780,793
2.25% 12/31/24		618,783,000	598,986,777
2.25% 11/15/27		192,640,000	182,880,075
2.5% 3/31/23		553,872,000	549,263,613
2.75% 2/15/28		150,820,000	149,400,171

TOTAL U.S. TREASURY OBLIGATIONS			9,673,083,952

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $12,284,738,217)			11,978,969,787

U.S. Government Agency - Mortgage Securities - 19.4%
Fannie Mae - 10.2%
12 month U.S. LIBOR + 1.445% 3.422% 4/1/37 (c)(d)		56,712	58,630
12 month U.S. LIBOR + 1.480% 3.302% 7/1/34 (c)(d)		19,698	20,189
12 month U.S. LIBOR + 1.495% 3.296% 1/1/35 (c)(d)		89,917	92,956
12 month U.S. LIBOR + 1.507% 3.2% 7/1/37 (c)(d)		16,057	16,682
12 month U.S. LIBOR + 1.553% 3.326% 6/1/36 (c)(d)		70,877	73,836
12 month U.S. LIBOR + 1.565% 3.565% 3/1/37 (c)(d)		24,645	25,588
12 month U.S. LIBOR + 1.594% 3.448% 5/1/36 (c)(d)		116,955	122,946
12 month U.S. LIBOR + 1.617% 3.506% 3/1/33 (c)(d)		61,158	63,427
12 month U.S. LIBOR + 1.641% 3.366% 9/1/36 (c)(d)		47,192	49,180
12 month U.S. LIBOR + 1.643% 3.315% 9/1/36 (c)(d)		31,681	32,969
12 month U.S. LIBOR + 1.645% 3.589% 6/1/47 (c)(d)		49,971	51,421
12 month U.S. LIBOR + 1.718% 3.399% 5/1/35 (c)(d)		135,863	141,571
12 month U.S. LIBOR + 1.725% 2.575% 6/1/42 (c)(d)		181,178	186,780
12 month U.S. LIBOR + 1.728% 3.531% 11/1/36 (c)(d)		45,583	48,013
12 month U.S. LIBOR + 1.741% 3.529% 3/1/40 (c)(d)		226,837	237,788
12 month U.S. LIBOR + 1.745% 3.573% 7/1/35 (c)(d)		55,048	57,126
12 month U.S. LIBOR + 1.750% 3.049% 8/1/41 (c)(d)		292,234	301,808
12 month U.S. LIBOR + 1.788% 3.64% 2/1/36 (c)(d)		162,405	167,218
12 month U.S. LIBOR + 1.800% 2.737% 1/1/42 (c)(d)		832,611	865,935
12 month U.S. LIBOR + 1.800% 3.572% 7/1/41 (c)(d)		152,986	160,345
12 month U.S. LIBOR + 1.810% 3.56% 12/1/39 (c)(d)		82,674	85,293
12 month U.S. LIBOR + 1.812% 3.561% 12/1/40 (c)(d)		5,416,109	5,669,335
12 month U.S. LIBOR + 1.818% 2.682% 2/1/42 (c)(d)		827,934	859,847
12 month U.S. LIBOR + 1.818% 3.001% 9/1/41 (c)(d)		90,643	93,640
12 month U.S. LIBOR + 1.818% 3.261% 7/1/41 (c)(d)		121,579	128,083
12 month U.S. LIBOR + 1.820% 3.695% 12/1/35 (c)(d)		169,321	174,578
12 month U.S. LIBOR + 1.830% 3.331% 10/1/41 (c)(d)		73,663	76,122
12 month U.S. LIBOR + 1.851% 3.588% 5/1/36 (c)(d)		40,282	42,215
12 month U.S. LIBOR + 1.900% 3.745% 7/1/37 (c)(d)		65,209	68,861
6 month U.S. LIBOR + 1.475% 3.121% 10/1/33 (c)(d)		1,177	1,207
6 month U.S. LIBOR + 1.505% 3.1% 1/1/35 (c)(d)		170,465	175,206
6 month U.S. LIBOR + 1.510% 3.195% 2/1/33 (c)(d)		745	764
6 month U.S. LIBOR + 1.535% 3.256% 3/1/35 (c)(d)		15,063	15,490
6 month U.S. LIBOR + 1.535% 3.257% 12/1/34 (c)(d)		30,371	31,219
6 month U.S. LIBOR + 1.556% 3.373% 10/1/33 (c)(d)		10,430	10,723
6 month U.S. LIBOR + 1.565% 3.19% 7/1/35 (c)(d)		13,812	14,229
6 month U.S. LIBOR + 1.740% 3.313% 12/1/34 (c)(d)		3,373	3,550
6 month U.S. LIBOR + 1.960% 3.95% 9/1/35 (c)(d)		25,043	26,135
U.S. TREASURY 1 YEAR INDEX + 1.945% 3.076% 10/1/33 (c)(d)		263,042	273,859
U.S. TREASURY 1 YEAR INDEX + 2.208% 4.083% 3/1/35 (c)(d)		26,931	27,910
U.S. TREASURY 1 YEAR INDEX + 2.270% 3.675% 6/1/36 (c)(d)		196,558	207,608
U.S. TREASURY 1 YEAR INDEX + 2.295% 3.54% 10/1/33 (c)(d)		64,539	68,116
U.S. TREASURY 1 YEAR INDEX + 2.447% 3.695% 7/1/34 (c)(d)		144,357	152,979
2.5% 12/1/42 to 4/1/47		23,691,872	22,296,956
3% 3/1/25 to 3/1/48		434,009,050	423,260,831
3% 6/1/48 (i)		15,000,000	14,539,400
3.5% 10/1/25 to 10/1/56		933,972,964	935,858,304
3.5% 6/1/33 (i)		250,000	253,340
3.5% 6/1/33 (i)		14,175,000	14,364,369
3.5% 6/1/33 (i)		14,175,000	14,364,370
3.5% 6/1/33 (i)		14,150,000	14,339,036
3.5% 6/1/33 (i)		14,150,000	14,339,036
3.5% 6/1/33 (i)		13,850,000	14,035,028
3.5% 6/1/33 (i)		13,875,000	14,060,362
3.5% 6/1/33 (i)		13,850,000	14,035,028
3.5% 6/1/33 (i)		13,875,000	14,060,362
3.5% 6/1/33 (i)		25,600,000	25,942,001
3.5% 6/1/33 (i)		25,600,000	25,942,001
3.5% 6/1/33 (i)		25,600,000	25,942,001
3.5% 6/1/33 (i)		25,600,000	25,942,001
3.5% 6/1/48 (i)		27,600,000	27,507,132
3.5% 6/1/48 (i)		65,300,000	65,080,279
4% 11/1/31 to 5/1/48		428,176,860	439,760,578
4% 6/1/48 (i)		46,600,000	47,607,828
4% 6/1/48 (i)		51,600,000	52,715,964
4% 6/1/48 (i)		45,000,000	45,973,224
4% 6/1/48 (i)		15,000,000	15,324,408
4% 6/1/48 (i)		13,740,000	14,037,158
4.5% 6/1/33 to 8/1/56		105,546,491	110,961,220
4.5% 6/1/48 (i)		77,700,000	81,102,258
4.5% 6/1/48 (i)		168,600,000	175,982,505
4.5% 6/1/48 (i)		43,200,000	45,091,603
4.5% 6/1/48 (i)		31,600,000	32,983,672
4.5% 6/1/48 (i)		28,250,000	29,486,986
4.5% 7/1/48 (i)		211,350,000	220,249,399
5% 12/1/18 to 8/1/56		123,925,691	132,495,390
5.255% 8/1/41		2,074,014	2,239,443
5.5% 6/1/18 to 5/1/44		27,078,125	29,569,059
6% 7/1/19 to 1/1/42		14,147,788	15,699,345
6.309% 2/1/39		3,075,887	3,321,914
6.5% 9/1/18 to 8/1/39		23,294,092	25,958,831
7% 9/1/21 to 7/1/37		1,062,665	1,191,577
7.5% 6/1/25 to 2/1/32		455,164	512,914
8% 8/1/29 to 3/1/37		11,676	13,702
8.5% 12/1/19 to 6/1/22		218	233
9.5% 6/1/18 to 9/1/21		1,138	1,167

TOTAL FANNIE MAE			3,239,423,592

Freddie Mac - 4.2%
12 month U.S. LIBOR + 1.325% 3.075% 1/1/36 (c)(d)		47,229	48,456
12 month U.S. LIBOR + 1.325% 3.075% 3/1/37 (c)(d)		16,001	16,413
12 month U.S. LIBOR + 1.375% 3.161% 3/1/36 (c)(d)		132,145	135,871
12 month U.S. LIBOR + 1.500% 3.428% 3/1/36 (c)(d)		110,235	113,835
12 month U.S. LIBOR + 1.515% 3.265% 11/1/35 (c)(d)		40,264	41,628
12 month U.S. LIBOR + 1.750% 3.25% 7/1/41 (c)(d)		717,834	753,662
12 month U.S. LIBOR + 1.750% 3.5% 12/1/40 (c)(d)		2,606,645	2,705,567
12 month U.S. LIBOR + 1.754% 3.066% 9/1/41 (c)(d)		876,378	912,319
12 month U.S. LIBOR + 1.793% 3.543% 4/1/37 (c)(d)		35,130	36,719
12 month U.S. LIBOR + 1.864% 3.614% 4/1/36 (c)(d)		78,861	82,590
12 month U.S. LIBOR + 1.874% 3.654% 10/1/42 (c)(d)		811,653	846,425
12 month U.S. LIBOR + 1.877% 3.352% 4/1/41 (c)(d)		67,853	70,022
12 month U.S. LIBOR + 1.880% 3.205% 9/1/41 (c)(d)		103,049	108,342
12 month U.S. LIBOR + 1.910% 3.262% 6/1/41 (c)(d)		96,584	101,805
12 month U.S. LIBOR + 1.910% 3.586% 5/1/41 (c)(d)		87,032	90,118
12 month U.S. LIBOR + 1.910% 3.634% 5/1/41 (c)(d)		135,621	142,801
12 month U.S. LIBOR + 1.910% 3.664% 6/1/41 (c)(d)		129,118	136,086
12 month U.S. LIBOR + 1.920% 3.67% 6/1/36 (c)(d)		20,030	21,065
12 month U.S. LIBOR + 1.993% 4.803% 4/1/38 (c)(d)		107,682	113,549
12 month U.S. LIBOR + 2.045% 3.811% 7/1/36 (c)(d)		55,779	58,965
12 month U.S. LIBOR + 2.197% 3.899% 3/1/33 (c)(d)		1,720	1,799
12 month U.S. LIBOR + 2.200% 3.95% 12/1/36 (c)(d)		108,598	114,793
6 month U.S. LIBOR + 1.125% 2.849% 8/1/37 (c)(d)		33,063	33,376
6 month U.S. LIBOR + 1.445% 3.445% 3/1/35 (c)(d)		35,657	36,450
6 month U.S. LIBOR + 1.608% 3.08% 12/1/35 (c)(d)		49,623	51,090
6 month U.S. LIBOR + 1.647% 3.309% 2/1/37 (c)(d)		133,782	138,115
6 month U.S. LIBOR + 1.675% 3.175% 6/1/37 (c)(d)		27,810	28,750
6 month U.S. LIBOR + 1.720% 3.345% 8/1/37 (c)(d)		51,126	52,940
6 month U.S. LIBOR + 1.746% 3.33% 5/1/37 (c)(d)		13,320	13,651
6 month U.S. LIBOR + 1.932% 3.552% 10/1/36 (c)(d)		174,517	181,038
6 month U.S. LIBOR + 1.976% 3.648% 10/1/35 (c)(d)		114,461	119,097
6 month U.S. LIBOR + 2.040% 3.622% 6/1/37 (c)(d)		58,704	61,489
6 month U.S. LIBOR + 2.066% 3.658% 6/1/37 (c)(d)		38,321	40,139
6 month U.S. LIBOR + 2.755% 4.432% 10/1/35 (c)(d)		97,914	103,849
U.S. TREASURY 1 YEAR INDEX + 2.035% 3.131% 6/1/33 (c)(d)		155,935	162,816
U.S. TREASURY 1 YEAR INDEX + 2.267% 3.432% 6/1/33 (c)(d)		370,741	390,453
U.S. TREASURY 1 YEAR INDEX + 2.418% 3.656% 3/1/35 (c)(d)		653,895	692,012
3% 4/1/32 to 2/1/48		387,280,292	377,719,103
3.5% 1/1/32 to 12/1/47 (h)(j)		446,301,772	448,258,291
3.5% 8/1/47		191,850	191,751
4% 7/1/31 to 5/1/48		423,908,511	435,082,465
4% 4/1/48		1,754,440	1,792,887
4% 6/1/48 (i)		2,600,000	2,655,961
4.5% 6/1/25 to 5/1/48		37,935,254	39,808,687
5% 6/1/20 to 7/1/41		19,418,155	20,804,679
5.5% 6/1/18 to 3/1/41		6,930,020	7,538,248
6% 2/1/19 to 12/1/37		2,019,040	2,239,340
6.5% 7/1/21 to 9/1/39		2,661,893	2,952,704
7% 6/1/21 to 9/1/36		998,329	1,125,235
7.5% 1/1/27 to 4/1/32		19,800	22,491
8% 7/1/24 to 1/1/37		28,857	33,165
8.5% 9/1/19 to 1/1/28		24,937	28,027
9% 10/1/20		13	13
9.5% 5/1/21 to 7/1/21		33	34
10% 2/1/20 to 11/1/20		29	30
11% 7/1/19 to 9/1/20		6	6

TOTAL FREDDIE MAC			1,349,011,212

Ginnie Mae - 5.0%
3.5% 11/15/40 to 7/20/47 (h)		395,970,414	399,301,728
4% 5/20/33 to 1/20/48		214,085,310	220,771,314
4.5% 6/20/33 to 4/20/47		82,838,888	87,010,971
5% 12/15/32 to 9/15/41		20,564,017	22,143,126
5.5% 7/15/33 to 9/15/39		1,637,264	1,794,112
6% 10/15/30 to 11/15/39		493,125	546,435
7% 10/15/22 to 3/15/33		996,221	1,132,734
7.5% 11/15/21 to 9/15/31		420,656	469,904
8% 11/15/21 to 11/15/29		121,230	133,909
8.5% 10/15/21 to 1/15/31		26,191	29,996
9% 9/15/19 to 1/15/23		523	551
9.5% 12/15/20 to 3/15/23		208	219
3% 5/20/42 to 4/20/48		438,612,709	430,327,141
3% 6/1/48 (i)		60,000,000	58,715,622
3.5% 6/1/48 (i)		120,100,000	120,672,349
3.5% 6/1/48 (i)		85,650,000	86,058,174
3.5% 6/1/48 (i)		650,000	653,098
3.5% 7/1/48 (i)		83,800,000	84,094,607
4.5% 6/1/48 (i)		33,500,000	34,842,616
4.5% 6/1/48 (i)		26,800,000	27,874,093
6.5% 3/20/31 to 6/15/37		292,600	330,317
11% 9/20/19		149	155

TOTAL GINNIE MAE			1,576,903,171

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $6,265,110,684)			6,165,337,975

Asset-Backed Securities - 1.8%
AASET Trust Series 2018-1A Class A, 3.844% 1/16/38 (b)		$23,362,987	$23,339,762
Airspeed Ltd. Series 2007-1A Class C1, 1 month U.S. LIBOR + 2.500% 4.4187% 6/15/32 (b)(c)(d)(e)		2,769,731	1,677,072
ALG Student Loan Trust I Series 2006-1A Class A3, 3 month U.S. LIBOR + 0.150% 1.9103% 10/28/23 (b)(c)(d)		24,222,276	24,157,341
Ally Master Owner Trust Series 2018-2 Class A, 3.29% 5/15/23		35,129,000	35,128,673
American Homes 4 Rent:
Series 2014-SFR2 Class E, 6.231% 10/17/36 (b)		147,000	162,579
Series 2014-SFR3 Class E, 6.418% 12/17/36 (b)		428,000	479,726
Series 2015-SFR1 Class E, 5.639% 4/17/52 (b)		599,438	642,618
Series 2015-SFR2:
Class E, 6.07% 10/17/45 (b)		981,000	1,078,664
Class XS, 0% 10/17/45 (b)(c)(e)(k)		681,573	7
Blackbird Capital Aircraft Series 2016-1A:
Class A, 4.213% 12/16/41 (b)		42,289,500	43,057,308
Class AA, 2.487% 12/16/41 (b)		9,245,000	9,093,406
Brazos Higher Education Authority, Inc. Series 2011-2 Class A2, 3 month U.S. LIBOR + 0.850% 2.5952% 7/25/29 (c)(d)		7,472,822	7,539,897
CAM Mortgage Trust Series 2017-1 Class A1, 3.22% 8/1/57 (b)		9,963,761	9,915,038
Canadian Pacer Auto Receivables Trust Series 2018-1A Class A3, 3.088% 11/19/21 (b)		10,000,000	10,006,916
Citi Mortgage Loan Trust Series 2007-1 Class 1A, 1 month U.S. LIBOR + 1.350% 3.3097% 10/25/37 (b)(c)(d)		17,193,993	17,344,399
Citibank Credit Card Issuance Trust Series 2017-A8 Class A8, 1.86% 8/8/22		9,900,000	9,678,873
CLUB Credit Trust:
Series 2017-P1 Class A, 2.54% 9/15/23 (b)		2,791,886	2,785,029
Series 2018-NP1 Class A, 2.99% 5/15/24 (b)		22,006,692	22,000,944
Consumer Loan Underlying Bond Credit Trust Series 2017-NP2 Class A, 2.55% 1/16/24 (b)		8,640,117	8,633,572
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 1 month U.S. LIBOR + 5.250% 4.7131% 3/25/32 (c)(d)		3,192	3,410
Series 2004-7 Class AF5, 5.868% 1/25/35		742,767	748,045
Series 2005-3 Class MV4, 1 month U.S. LIBOR + 0.620% 2.8271% 8/25/35 (c)(d)		1,317,919	1,321,764
DB Master Finance LLC Series 2017-1A:
Class A2I, 3.629% 11/20/47 (b)		17,281,160	16,921,442
Class A2II, 4.03% 11/20/47 (b)		29,276,880	28,866,281
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27		125,737	128,361
DLL Securitization Trust Series 2018-1 Class A3, 2.96% 4/18/22 (b)		3,500,000	3,513,362
Exeter Automobile Receivables Trust Series 2017-2A Class A, 2.11% 6/15/21 (b)		7,123,142	7,098,210
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1 month U.S. LIBOR + 0.825% 2.7847% 3/25/34 (c)(d)		2,512	2,286
Flagship Credit Auto Trust Series 2015-3 Class A, 2.38% 10/15/20 (b)		1,596,922	1,595,811
Ford Credit Auto Owner Trust Series 2018-A Class A3, 3.03% 11/15/22		20,000,000	19,996,766
Ford Credit Floorplan Master Owner Trust:
Series 2017-1 Class A1, 2.07% 5/15/22		5,483,000	5,396,699
Series 2018-1 Class A1, 2.95% 5/15/21		40,000,000	39,925,564
GE Business Loan Trust Series 2006-2A:
Class A, 1 month U.S. LIBOR + 0.180% 2.0987% 11/15/34 (b)(c)(d)		359,526	352,875
Class B, 1 month U.S. LIBOR + 0.280% 2.1987% 11/15/34 (b)(c)(d)		129,872	127,294
Class C, 1 month U.S. LIBOR + 0.380% 2.2987% 11/15/34 (b)(c)(d)		215,842	203,086
Class D, 1 month U.S. LIBOR + 0.750% 2.6687% 11/15/34 (b)(c)(d)		81,962	76,084
Home Partners of America Credit Trust Series 2017-1:
Class E, 1 month U.S. LIBOR + 2.650% 4.5455% 7/17/34 (b)(c)(d)		229,000	230,985
Class F, 1 month U.S. LIBOR + 3.539% 5.4345% 7/17/34 (b)(c)(d)		332,000	335,824
Home Partners of America Trust Series 2018-1 Class F, 1 month U.S. LIBOR + 2.350% 4.284% 7/17/37 (b)(c)(d)		687,000	686,999
Invitation Homes Trust:
Series 2017-SFR2:
Class E, 1 month U.S. LIBOR + 2.250% 4.1455% 12/17/36 (b)(c)(d)		525,000	531,574
Class F, 1 month U.S. LIBOR + 3.000% 4.8955% 12/17/36 (b)(c)(d)		441,000	448,372
Series 2018-SFR1 Class F, 1 month U.S. LIBOR + 3.100% 4.3955% 3/17/37 (b)(c)(d)		672,000	677,856
Series 2018-SFR2 Class F, 1 month U.S. LIBOR + 2.250% 4.146% 6/17/37 (b)(c)(d)		1,237,000	1,244,154
Keycorp Student Loan Trust Series 2006-A Class 2C, 3 month U.S. LIBOR + 1.150% 3.4416% 3/27/42 (c)(d)		3,243,000	2,389,194
Mercedes-Benz Master Owner Trust Series 2018-AA Class A, 1 month U.S. LIBOR + 0.000% 0% 5/16/22 (b)(c)(d)		31,300,000	31,300,000
Merrill Lynch Mortgage Investors Trust Series 2006-FF1 Class M2, 1 month U.S. LIBOR + 0.290% 2.3321% 8/25/36 (c)(d)		9,181,789	9,183,343
Nationstar HECM Loan Trust:
Series 2017-1A Class A, 1.9679% 5/25/27 (b)		12,794,781	12,745,662
Series 2017-2A Class A1, 2.0383% 9/25/27 (b)		19,812,919	19,742,207
Series 2018-1A Class A, 2.76% 2/25/28 (b)		23,406,439	23,406,415
Navient Student Loan Trust Series 2017-3A Class A2, 1 month U.S. LIBOR + 0.600% 2.5597% 7/26/66 (b)(c)(d)		3,513,000	3,540,039
New Century Home Equity Loan Trust Series 2005-4 Class M2, 1 month U.S. LIBOR + 0.510% 2.4697% 9/25/35 (c)(d)		1,426,957	1,422,607
North Carolina State Ed Assistance Auth. Student Loan Rev. Series 2011-2 Class A2, 3 month U.S. LIBOR + 0.800% 3.1595% 7/25/25 (c)(d)		8,872,331	8,921,838
Park Place Securities, Inc. Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.245% 3.2047% 1/25/36 (c)(d)		1,475,804	1,477,019
Progress Residential Trust:
Series 2015-SFR3 Class F, 6.643% 11/12/32 (b)		168,000	175,329
Series 2016-SFR1 Class F, 1 month U.S. LIBOR + 5.000% 6.8955% 9/17/33 (b)(c)(d)		252,000	255,376
Series 2017-SFR1 Class F, 5.35% 8/17/34 (b)		160,000	164,104
Series 2017-SFR2 Class F, 1 month U.S. LIBOR + 2.750% 4.836% 12/17/34 (b)(d)		260,000	261,705
Series 2018-SFR1 Class F, 4.778% 3/17/35 (b)		741,000	742,934
SLM Private Credit Student Loan Trust Series 2004-A Class C, 3 month U.S. LIBOR + 0.950% 3.0745% 6/15/33 (c)(d)		16,520	16,517
SLM Student Loan Trust:
Series 2003-10A Class A3, 3 month U.S. LIBOR + 0.470% 2.5945% 12/15/27 (b)(c)(d)		52,637,657	52,838,048
Series 2006-5 Class A5, 3 month U.S. LIBOR + 0.110% 2.4695% 1/25/27 (c)(d)		6,377,449	6,367,550
Series 2007-01 Class A5, 3 month U.S. LIBOR + 0.090% 2.4495% 1/26/26 (c)(d)		4,964,647	4,950,302
Starwood Waypoint Homes Trust Series 2017-1:
Class E, 1 month U.S. LIBOR + 2.600% 4.4969% 1/17/35 (b)(c)(d)		1,040,000	1,050,882
Class F, 1 month U.S. LIBOR + 3.400% 5.2969% 1/17/35 (b)(c)(d)		903,000	902,791
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 2.7571% 9/25/34 (c)(d)		28,819	28,402
Thunderbolt Aircraft Lease Ltd. Series 2017-A Class A, 4.212% 5/17/32 (b)		23,993,357	24,277,439
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 3 month U.S. LIBOR + 0.560% 2.8846% 4/6/42 (b)(c)(d)(e)		2,573,000	1,593,281
Tricon American Homes:
Series 2017-SFR1 Class F, 5.151% 9/17/34 (b)		1,092,000	1,111,709
Series 2017-SFR2 Class F, 5.16% 1/17/36 (b)		198,000	200,438
Series 2018-SFR1 Class F, 4.96% 5/17/37 (b)		483,000	482,147
Tricon American Homes Trust Series 2016-SFR1:
Class B, 2.989% 11/17/33 (b)		517,000	503,902
Class F, 5.769% 11/17/33 (b)		750,000	774,519
VB-S1 Issuer LLC Series 2018-1A Class F, 5.25% 2/15/48 (b)		708,000	711,643
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A Class D, 3 month U.S. LIBOR + 0.850% 2.7421% 11/21/40 (b)(c)(d)		305,000	291,428
TOTAL ASSET-BACKED SECURITIES
(Cost $564,354,413)			568,983,698

Collateralized Mortgage Obligations - 1.9%
Private Sponsor - 0.4%
Banc of America Funding Corp. Series 2015-R3 Class 10A1, 1 month U.S. LIBOR + 0.140% 2.0115% 6/27/36 (b)(c)(d)		8,507,923	8,364,975
Banc of America Funding Trust sequential payer Series 2010-R3 Class 1A1, 3.7799% 12/26/35 (b)(c)		860,243	859,776
BCAP LLC Trust sequential payer:
Series 2012-RR5 Class 8A5, 2.0971% 7/26/36 (b)(c)		1,378,176	1,353,147
Series 2013-RR4 Class 2A1, 3.7919% 5/26/47 (b)(c)		860,220	862,273
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 1 month U.S. LIBOR + 0.560% 2.5197% 1/25/35 (c)(d)		365,728	367,251
Citigroup Mortgage Loan Trust sequential payer Series 2014-8 Class 2A1, 3.45% 6/27/37 (b)(c)		6,434,416	6,352,761
Citigroup Mortgage Loan Trust, Inc. sequential payer Series 2009-5 Class 5A1, 3.7924% 1/25/37 (b)(c)		1,810,872	1,841,952
Credit Suisse Mortgage Trust Series 2010-9R Class 2A5, 4% 2/27/38 (b)		5,785,898	5,780,336
CSMC:
floater Series 2015-1R Class 6A1, 1 month U.S. LIBOR + 0.280% 2.1515% 5/27/37 (b)(c)(d)		7,236,699	6,924,493
Series 2014-3R Class 2A1, 1 month U.S. LIBOR + 0.700% 2.5715% 5/27/37 (b)(c)(d)		659,999	650,485
CSMC Trust Series 2009-5R Class 2A2, 3.4593% 6/25/36 (b)(c)		607,599	606,897
FirstKey Mortgage Trust sequential payer Series 2015-1 Class A9, 3% 3/25/45 (b)(c)		13,172,713	13,058,569
Freddie Mac Seasoned Credit Risk Transfer Series sequential payer Series 2017-1 Class MA, 3% 1/25/56		17,159,201	16,603,228
FREMF Mortgage Trust:
Series 2010-K6 Class B, 5.5421% 12/25/46 (b)(c)		910,000	940,635
Series 2010-K7 Class B, 5.6857% 4/25/20 (b)(c)		1,000,000	1,040,030
GSR Mortgage Loan Trust floater Series 2007-AR1 Class 6A1, 3.2585% 3/25/37 (c)		432,503	432,534
JP Morgan Resecuritization Trust floater Series 2012-2 Class 6A1, 1 month U.S. LIBOR + 0.210% 2.0281% 6/21/36 (b)(c)(d)		4,153,662	4,104,714
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 1 month U.S. LIBOR + 0.170% 2.0415% 2/25/37 (c)(d)		1,164,116	1,146,319
Nomura Resecuritization Trust sequential payer Series 2011-3RA Class 2A1, 3.5743% 3/26/37 (b)(c)		541,249	539,173
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 1 month U.S. LIBOR + 0.290% 2.1871% 7/25/35 (c)(d)		315,589	312,749
RBSSP Resecuritization Trust sequential payer Series 2010-1 Class 2A1, 3.4197% 7/26/45 (b)(c)		7,376,189	7,424,104
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 2.6617% 7/20/34 (c)(d)		15,284	15,127
Structured Asset Securities Corp. Series 2003-15A Class 4A, 3.993% 4/25/33 (c)		51,898	52,605
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 1 month U.S. LIBOR + 0.640% 2.5371% 9/25/43 (c)(d)		6,786,951	6,563,273
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-BB Class A2, 3.724% 1/25/35 (c)		1,366,243	1,381,445
Series 2005-AR10 Class 2A15, 3.7134% 6/25/35 (c)		7,553,466	7,591,025
Series 2005-AR2:
Class 1A2, 3.8725% 3/25/35 (c)		955,050	958,303
Class 3A1, 3.879% 3/25/35 (c)		11,792,813	11,995,456
Wells Fargo Mortgage Loan Trust sequential payer Series 2011-RR4:
Class 1A1, 4.0375% 6/27/36 (b)(c)		426,643	425,607
Class 2A1, 3.5798% 6/27/36 (b)(c)		978,531	972,236
Winwater Mortgage Loan Trust sequential payer Series 2015-1 Class A9, 2.5% 1/20/45 (b)		7,350,127	7,277,548

TOTAL PRIVATE SPONSOR			116,799,026

U.S. Government Agency - 1.5%
Fannie Mae:
floater:
Series 2002-18 Class FD, 1 month U.S. LIBOR + 0.800% 2.7597% 2/25/32 (c)(d)		19,033	19,352
Series 2002-39 Class FD, 1 month U.S. LIBOR + 1.000% 2.935% 3/18/32 (c)(d)		34,497	35,333
Series 2002-60 Class FV, 1 month U.S. LIBOR + 1.000% 2.9597% 4/25/32 (c)(d)		41,646	42,608
Series 2002-63 Class FN, 1 month U.S. LIBOR + 1.000% 2.9597% 10/25/32 (c)(d)		54,129	55,363
Series 2002-7 Class FC, 1 month U.S. LIBOR + 0.750% 2.7097% 1/25/32 (c)(d)		19,562	19,867
Series 2003-118 Class S, 8.100% - 1 month U.S. LIBOR 6.1403% 12/25/33 (c)(k)(l)		633,415	131,181
Series 2006-104 Class GI, 6.680% - 1 month U.S. LIBOR 4.7203% 11/25/36 (c)(k)(l)		475,102	72,445
planned amortization class:
Series 1992-168 Class KB, 7% 10/25/22		21,233	22,378
Series 1993-207 Class H, 6.5% 11/25/23		301,306	320,537
Series 1996-28 Class PK, 6.5% 7/25/25		97,820	104,272
Series 1999-17 Class PG, 6% 4/25/29		281,300	302,776
Series 1999-32 Class PL, 6% 7/25/29		276,590	298,011
Series 1999-33 Class PK, 6% 7/25/29		207,356	223,728
Series 2001-52 Class YZ, 6.5% 10/25/31		24,628	27,422
Series 2003-28 Class KG, 5.5% 4/25/23		169,792	177,159
Series 2005-102 Class CO 11/25/35 (m)		158,840	139,513
Series 2005-73 Class SA, 17.500% - 1 month U.S. LIBOR 12.4548% 8/25/35 (c)(l)		51,215	59,311
Series 2005-81 Class PC, 5.5% 9/25/35		381,244	414,430
Series 2006-12 Class BO 10/25/35 (m)		699,442	613,460
Series 2006-37 Class OW 5/25/36 (m)		65,817	55,607
Series 2006-45 Class OP 6/25/36 (m)		215,319	182,499
Series 2006-62 Class KP 4/25/36 (m)		340,925	289,375
Series 2012-149:
Class DA, 1.75% 1/25/43		7,882,711	7,518,973
Class GA, 1.75% 6/25/42		7,817,626	7,445,619
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27		59,948	66,916
Series 1999-25 Class Z, 6% 6/25/29		215,521	233,744
Series 2001-20 Class Z, 6% 5/25/31		303,955	330,435
Series 2001-31 Class ZC, 6.5% 7/25/31		164,360	181,232
Series 2002-16 Class ZD, 6.5% 4/25/32		85,460	95,229
Series 2002-74 Class SV, 7.550% - 1 month U.S. LIBOR 5.5903% 11/25/32 (c)(k)(l)		408,815	52,770
Series 2012-67 Class AI, 4.5% 7/25/27 (k)		1,885,578	184,412
Series 06-116 Class SG, 6.640% - 1 month U.S. LIBOR 4.6803% 12/25/36 (c)(k)(l)		306,211	54,239
Series 07-40 Class SE, 6.440% - 1 month U.S. LIBOR 4.4803% 5/25/37 (c)(k)(l)		185,936	28,402
Series 1993-165 Class SH, 19.800% - 1 month U.S. LIBOR 14.2567% 9/25/23 (c)(l)		12,943	14,964
Series 2003-21 Class SK, 8.100% - 1 month U.S. LIBOR 6.1403% 3/25/33 (c)(k)(l)		45,737	7,918
Series 2005-72 Class ZC, 5.5% 8/25/35		2,296,170	2,464,508
Series 2005-79 Class ZC, 5.9% 9/25/35		1,524,482	1,688,851
Series 2007-57 Class SA, 40.600% - 1 month U.S. LIBOR 28.8619% 6/25/37 (c)(l)		152,995	275,472
Series 2007-66:
Class SA, 39.600% - 1 month U.S. LIBOR 27.8419% 7/25/37 (c)(l)		232,534	413,639
Class SB, 39.600% - 1 month U.S. LIBOR 27.8419% 7/25/37 (c)(l)		93,793	148,900
Series 2007-75 Class JI, 6.545% - 1 month U.S. LIBOR 4.5853% 8/25/37 (c)(k)(l)		6,897,793	1,031,368
Series 2008-12 Class SG, 6.350% - 1 month U.S. LIBOR 4.3903% 3/25/38 (c)(k)(l)		1,242,666	173,778
Series 2009-76 Class MI, 5.5% 9/25/24 (k)		4,192	92
Series 2009-85 Class IB, 4.5% 8/25/24 (k)		56,500	1,654
Series 2009-93 Class IC, 4.5% 9/25/24 (k)		76,267	2,028
Series 2010-112 Class SG, 6.360% - 1 month U.S. LIBOR 4.4003% 6/25/21 (c)(k)(l)		36,026	676
Series 2010-12 Class AI, 5% 12/25/18 (k)		3,592	6
Series 2010-135:
Class LS, 6.050% - 1 month U.S. LIBOR 4.0903% 12/25/40 (c)(k)(l)		1,152,716	148,409
Class ZA, 4.5% 12/25/40		4,219,260	4,418,762
Series 2010-139 Class NI, 4.5% 2/25/40 (k)		1,001,556	97,718
Series 2010-150 Class ZC, 4.75% 1/25/41		5,307,859	5,664,748
Series 2010-17 Class DI, 4.5% 6/25/21 (k)		28,251	608
Series 2010-23:
Class AI, 5% 12/25/18 (k)		2,454	9
Class HI, 4.5% 10/25/18 (k)		6,555	16
Series 2010-29 Class LI, 4.5% 6/25/19 (k)		11,123	64
Series 2010-95 Class ZC, 5% 9/25/40		10,553,273	11,388,814
Series 2010-97 Class CI, 4.5% 8/25/25 (k)		230,905	9,632
Series 2011-110 Class SA, 6.610% - 1 month U.S. LIBOR 4.6503% 4/25/41 (c)(k)(l)		2,985,391	401,049
Series 2011-112 Class SA, 6.550% - 1 month U.S. LIBOR 4.5903% 11/25/41 (c)(k)(l)		3,119,405	474,275
Series 2011-123 Class SD, 6.600% - 1 month U.S. LIBOR 4.6403% 8/25/39 (c)(k)(l)		2,522,494	296,911
Series 2011-39 Class ZA, 6% 11/25/32		837,773	922,763
Series 2011-4 Class PZ, 5% 2/25/41		2,247,877	2,494,813
Series 2011-67 Class AI, 4% 7/25/26 (k)		320,378	28,304
Series 2011-83 Class DI, 6% 9/25/26 (k)		396,753	33,086
Series 2012-100 Class WI, 3% 9/25/27 (k)		5,228,589	485,439
Series 2012-14 Class JS, 6.650% - 1 month U.S. LIBOR 4.6903% 12/25/30 (c)(k)(l)		1,708,359	190,454
Series 2012-47 Class SD, 6.450% - 1 month U.S. LIBOR 4.4903% 5/25/42 (c)(k)(l)		7,680,986	1,360,783
Series 2012-9 Class SH, 6.550% - 1 month U.S. LIBOR 4.5903% 6/25/41 (c)(k)(l)		2,218,981	289,392
Series 2013-133 Class IB, 3% 4/25/32 (k)		3,282,317	303,925
Series 2013-134 Class SA, 6.050% - 1 month U.S. LIBOR 4.0903% 1/25/44 (c)(k)(l)		1,745,201	258,058
Series 2013-51 Class GI, 3% 10/25/32 (k)		4,893,878	477,663
Series 2013-N1 Class A, 6.720% - 1 month U.S. LIBOR 4.7603% 6/25/35 (c)(k)(l)		991,002	152,933
Series 2015-42:
Class IL, 6% 6/25/45 (k)		7,314,266	1,728,557
Class LS, 6.200% - 1 month U.S. LIBOR 4.2403% 6/25/45 (c)(k)(l)		12,202,449	1,599,728
Series 2015-70 Class JC, 3% 10/25/45		6,292,659	6,245,720
Series 2016-78 Class CS, 6.100% - 1 month U.S. LIBOR 4.1403% 5/25/39 (c)(k)(l)		14,317,448	2,011,251
Series 2017-30 Class AI, 5.5% 5/25/47		3,838,882	886,095
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339:
Class 29, 5.5% 8/25/18 (k)		6	0
Class 5, 5.5% 7/25/33 (k)		178,363	39,270
Series 343 Class 16, 5.5% 5/25/34 (k)		152,162	27,523
Series 348 Class 14, 6.5% 8/25/34 (c)(k)		109,904	25,067
Series 351:
Class 12, 5.5% 4/25/34 (c)(k)		69,379	13,541
Class 13, 6% 3/25/34 (k)		96,053	19,110
Series 359 Class 19, 6% 7/25/35 (c)(k)		58,561	11,611
Series 384 Class 6, 5% 7/25/37 (k)		751,328	145,881
Freddie Mac:
floater:
Series 2412 Class FK, 1 month U.S. LIBOR + 0.800% 2.7187% 1/15/32 (c)(d)		15,519	15,777
Series 2423 Class FA, 1 month U.S. LIBOR + 0.900% 2.8187% 3/15/32 (c)(d)		20,698	21,109
Series 2424 Class FM, 1 month U.S. LIBOR + 1.000% 2.9187% 3/15/32 (c)(d)		22,177	22,672
Series 2432:
Class FE, 1 month U.S. LIBOR + 0.900% 2.8187% 6/15/31 (c)(d)		40,181	40,937
Class FG, 1 month U.S. LIBOR + 0.900% 2.8187% 3/15/32 (c)(d)		12,350	12,590
floater target amortization class Series 3366 Class FD, 1 month U.S. LIBOR + 0.250% 2.1687% 5/15/37 (c)(d)		894,467	893,319
planned amortization class:
Series 2006-15 Class OP 3/25/36 (m)		633,815	538,521
Series 2095 Class PE, 6% 11/15/28		325,424	351,311
Series 2101 Class PD, 6% 11/15/28		30,466	32,208
Series 2121 Class MG, 6% 2/15/29		133,556	144,200
Series 2131 Class BG, 6% 3/15/29		933,506	1,009,675
Series 2137 Class PG, 6% 3/15/29		148,137	160,645
Series 2154 Class PT, 6% 5/15/29		237,334	256,771
Series 2162 Class PH, 6% 6/15/29		55,675	60,143
Series 2520 Class BE, 6% 11/15/32		307,077	338,515
Series 2585 Class KS, 7.600% - 1 month U.S. LIBOR 5.6813% 3/15/23 (c)(k)(l)		13,336	775
Series 2693 Class MD, 5.5% 10/15/33		3,485,149	3,787,848
Series 2802 Class OB, 6% 5/15/34		505,696	542,876
Series 2937 Class KC, 4.5% 2/15/20		144,457	145,084
Series 2962 Class BE, 4.5% 4/15/20		301,202	305,188
Series 3002 Class NE, 5% 7/15/35		840,441	890,006
Series 3110 Class OP 9/15/35 (m)		387,019	348,608
Series 3119 Class PO 2/15/36 (m)		748,942	633,923
Series 3121 Class KO 3/15/36 (m)		131,705	112,470
Series 3123 Class LO 3/15/36 (m)		411,459	349,511
Series 3145 Class GO 4/15/36 (m)		404,019	343,542
Series 3189 Class PD, 6% 7/15/36		767,449	852,979
Series 3225 Class EO 10/15/36 (m)		228,578	193,873
Series 3258 Class PM, 5.5% 12/15/36		389,182	417,555
Series 3415 Class PC, 5% 12/15/37		291,158	308,752
Series 3786 Class HI, 4% 3/15/38 (k)		937,927	71,304
Series 3806 Class UP, 4.5% 2/15/41		2,369,748	2,462,699
Series 3832 Class PE, 5% 3/15/41		2,375,210	2,552,722
Series 4135 Class AB, 1.75% 6/15/42		5,845,378	5,572,210
sequential payer:
Series 2135 Class JE, 6% 3/15/29		69,457	75,145
Series 2274 Class ZM, 6.5% 1/15/31		77,386	85,143
Series 2281 Class ZB, 6% 3/15/30		184,862	195,018
Series 2303 Class ZV, 6% 4/15/31		75,439	81,793
Series 2357 Class ZB, 6.5% 9/15/31		583,111	649,710
Series 2502 Class ZC, 6% 9/15/32		155,854	171,140
Series 2519 Class ZD, 5.5% 11/15/32		245,636	258,087
Series 2546 Class MJ, 5.5% 3/15/23		104,265	107,868
Series 2601 Class TB, 5.5% 4/15/23		49,721	51,996
Series 2998 Class LY, 5.5% 7/15/25		150,419	158,492
Series 3871 Class KB, 5.5% 6/15/41		4,329,000	4,824,013
Series 06-3115 Class SM, 6.600% - 1 month U.S. LIBOR 4.6813% 2/15/36 (c)(k)(l)		269,815	45,025
Series 2013-4281 Class AI, 4% 12/15/28 (k)		3,155,201	258,366
Series 2017-4683 Class LM, 3% 5/15/47		8,570,245	8,514,328
Series 2844:
Class SC, 46.800% - 1 month U.S. LIBOR 34.3284% 8/15/24 (c)(l)		5,616	7,376
Class SD, 86.400% - 1 month U.S. LIBOR 61.5068% 8/15/24 (c)(l)		8,262	13,192
Series 2933 Class ZM, 5.75% 2/15/35		2,921,423	3,287,082
Series 2935 Class ZK, 5.5% 2/15/35		3,407,034	3,714,341
Series 2947 Class XZ, 6% 3/15/35		1,030,233	1,132,339
Series 2996 Class ZD, 5.5% 6/15/35		2,272,404	2,513,403
Series 3055 Class CS, 6.590% - 1 month U.S. LIBOR 4.6713% 10/15/35 (c)(k)(l)		390,808	63,031
Series 3237 Class C, 5.5% 11/15/36		3,228,726	3,532,198
Series 3244 Class SG, 6.660% - 1 month U.S. LIBOR 4.7413% 11/15/36 (c)(k)(l)		929,286	148,121
Series 3284 Class CI, 6.120% - 1 month U.S. LIBOR 4.2013% 3/15/37 (c)(k)(l)		2,159,670	317,142
Series 3287 Class SD, 6.750% - 1 month U.S. LIBOR 4.8313% 3/15/37 (c)(k)(l)		1,333,424	225,816
Series 3297 Class BI, 6.760% - 1 month U.S. LIBOR 4.8413% 4/15/37 (c)(k)(l)		2,025,493	353,882
Series 3336 Class LI, 6.580% - 1 month U.S. LIBOR 4.6613% 6/15/37 (c)(k)(l)		666,567	96,701
Series 3772 Class BI, 4.5% 10/15/18 (k)		24,086	88
Series 3949 Class MK, 4.5% 10/15/34		607,898	634,822
Series 3955:
Class GS, 5.950% - 1 month U.S. LIBOR 4.0313% 9/15/41 (c)(k)(l)		3,320,315	436,599
Class YI, 3% 11/15/21 (k)		1,290,249	46,214
Series 4055 Class BI, 3.5% 5/15/31 (k)		3,055,803	325,984
Series 4149 Class IO, 3% 1/15/33 (k)		2,154,153	269,041
Series 4314 Class AI, 5% 3/15/34 (k)		1,022,598	103,198
Series 4427 Class LI, 3.5% 2/15/34 (k)		5,583,380	731,886
Series 4471 Class PA 4% 12/15/40		6,932,706	7,118,273
target amortization class Series 2156 Class TC, 6.25% 5/15/29		173,161	184,090
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 1686 Class FA, 1 month U.S. LIBOR + 0.900% 2.8187% 2/15/24 (c)(d)		68,611	69,359
sequential payer:
Series 2043 Class ZH, 6% 4/15/28		122,143	131,947
Series 2056 Class Z, 6% 5/15/28		238,972	257,901
Freddie Mac Multi-family Structured pass-thru certificates Series 4386 Class AZ, 4.5% 11/15/40		7,223,104	7,460,021
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.690% - 1 month U.S. LIBOR 4.7563% 6/16/37 (c)(k)(l)		407,819	70,124
Series 2010-H03 Class FA, 1 month U.S. LIBOR + 0.550% 2.4499% 3/20/60 (c)(d)(n)		5,279,822	5,302,049
Series 2010-H17 Class FA, 1 month U.S. LIBOR + 0.330% 2.205% 7/20/60 (c)(d)(n)		623,303	622,466
Series 2010-H18 Class AF, 1 month U.S. LIBOR + 0.300% 2.1831% 9/20/60 (c)(d)(n)		746,458	744,892
Series 2010-H19 Class FG, 1 month U.S. LIBOR + 0.300% 2.1831% 8/20/60 (c)(d)(n)		836,753	834,955
Series 2010-H27 Series FA, 1 month U.S. LIBOR + 0.380% 2.2631% 12/20/60 (c)(d)(n)		1,501,437	1,501,640
Series 2011-H05 Class FA, 1 month U.S. LIBOR + 0.500% 2.3831% 12/20/60 (c)(d)(n)		2,287,131	2,294,076
Series 2011-H07 Class FA, 1 month U.S. LIBOR + 0.500% 2.3831% 2/20/61 (c)(d)(n)		4,752,740	4,764,515
Series 2011-H12 Class FA, 1 month U.S. LIBOR + 0.490% 2.3731% 2/20/61 (c)(d)(n)		6,248,852	6,263,072
Series 2011-H13 Class FA, 1 month U.S. LIBOR + 0.500% 2.3831% 4/20/61 (c)(d)(n)		2,050,876	2,057,095
Series 2011-H14:
Class FB, 1 month U.S. LIBOR + 0.500% 2.3831% 5/20/61 (c)(d)(n)		2,465,154	2,473,815
Class FC, 1 month U.S. LIBOR + 0.500% 2.3831% 5/20/61 (c)(d)(n)		2,276,224	2,283,589
Series 2011-H17 Class FA, 1 month U.S. LIBOR + 0.530% 2.4131% 6/20/61 (c)(d)(n)		2,876,569	2,886,870
Series 2011-H21 Class FA, 1 month U.S. LIBOR + 0.600% 2.4831% 10/20/61 (c)(d)(n)		5,651,997	5,683,357
Series 2012-H01 Class FA, 1 month U.S. LIBOR + 0.700% 2.5831% 11/20/61 (c)(d)(n)		2,800,245	2,824,093
Series 2012-H03 Class FA, 1 month U.S. LIBOR + 0.700% 2.5831% 1/20/62 (c)(d)(n)		1,833,630	1,848,444
Series 2012-H06 Class FA, 1 month U.S. LIBOR + 0.630% 2.5131% 1/20/62 (c)(d)(n)		2,697,033	2,714,674
Series 2012-H07 Class FA, 1 month U.S. LIBOR + 0.630% 2.5131% 3/20/62 (c)(d)(n)		1,674,597	1,684,337
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 2.5331% 5/20/61 (c)(d)(n)		1,304,321	1,306,892
Series 2012-H23 Class WA, 1 month U.S. LIBOR + 0.520% 2.4031% 10/20/62 (c)(d)(n)		1,473,180	1,478,652
Series 2012-H26, Class CA, 1 month U.S. LIBOR + 0.530% 2.4131% 7/20/60 (c)(d)(n)		3,546,875	3,554,160
Series 2013-H07 Class BA, 1 month U.S. LIBOR + 0.360% 2.2431% 3/20/63 (c)(d)(n)		2,357,450	2,356,326
Series 2014-H03 Class FA, 1 month U.S. LIBOR + 0.600% 2.4831% 1/20/64 (c)(d)(n)		2,684,151	2,698,852
Series 2014-H05 Class FB, 1 month U.S. LIBOR + 0.600% 2.4831% 12/20/63 (c)(d)(n)		7,307,276	7,353,951
Series 2014-H11 Class BA, 1 month U.S. LIBOR + 0.500% 2.3831% 6/20/64 (c)(d)(n)		10,753,471	10,789,708
Series 2014-H20 Class BF, 1 month U.S. LIBOR + 0.500% 2.3831% 9/20/64 (c)(d)(n)		33,771,070	33,890,011
Series 2016-H20 Class FM, 1 month U.S. LIBOR + 0.400% 2.2831% 12/20/62 (c)(d)(n)		7,926,390	7,933,171
planned amortization class:
Series 1993-13 Class PD, 6% 5/20/29		331,532	360,843
Series 1997-8 Class PE, 7.5% 5/16/27		144,694	163,246
Series 2010-158 Class MS, 10.000% - 1 month U.S. LIBOR 6.1045% 12/20/40 (c)(l)		5,680,000	5,847,707
Series 2011-136 Class WI, 4.5% 5/20/40 (k)		662,751	78,251
sequential payer:
Series 2004-24 Class ZM, 5% 4/20/34		1,289,646	1,376,948
Series 2010-160 Class DY, 4% 12/20/40		15,458,334	15,980,074
Series 2010-170 Class B, 4% 12/20/40		3,494,086	3,611,964
Series 2004-32 Class GS, 6.500% - 1 month U.S. LIBOR 4.5663% 5/16/34 (c)(k)(l)		223,517	32,543
Series 2004-73 Class AL, 7.200% - 1 month U.S. LIBOR 5.2663% 8/17/34 (c)(k)(l)		271,379	49,990
Series 2007-35 Class SC, 40.200% - 1 month U.S. LIBOR 28.5975% 6/16/37 (c)(l)		16,060	26,200
Series 2010-116 Class QB, 4% 9/16/40		32,735,922	33,777,658
Series 2010-H10 Class FA, 1 month U.S. LIBOR + 0.330% 2.2299% 5/20/60 (c)(d)(n)		2,014,471	2,011,825
Series 2011-94 Class SA, 6.100% - 1 month U.S. LIBOR 4.1523% 7/20/41 (c)(k)(l)		1,343,573	194,190
Series 2012-76 Class GS, 6.700% - 1 month U.S. LIBOR 4.7663% 6/16/42 (c)(k)(l)		843,510	130,502
Series 2013-124:
Class ES, 8.667% - 1 month U.S. LIBOR 6.0697% 4/20/39 (c)(l)		2,007,099	2,046,705
Class ST, 8.800% - 1 month U.S. LIBOR 6.203% 8/20/39 (c)(l)		5,916,745	6,096,173
Series 2013-149 Class MA, 2.5% 5/20/40		18,780,743	18,299,964
Series 2014-2 Class BA, 3% 1/20/44		15,314,339	15,117,460
Series 2014-21 Class HA, 3% 2/20/44		6,996,669	6,914,947
Series 2014-25 Class HC, 3% 2/20/44		10,120,550	9,980,008
Series 2014-5 Class A, 3% 1/20/44		9,347,465	9,227,804
Series 2015-H13 Class HA, 2.5% 8/20/64 (n)		20,284,311	20,192,058
Series 2015-H17 Class HA, 2.5% 5/20/65 (n)		18,759,916	18,672,305
Series 2015-H21:
Class HA, 2.5% 6/20/63 (n)		3,674,653	3,660,835
Class JA, 2.5% 6/20/65 (n)		17,227,450	17,151,556
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 2.44% 8/20/66 (c)(d)(n)		23,301,190	23,334,075

TOTAL U.S. GOVERNMENT AGENCY			473,666,540

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $599,637,901)			590,465,566

Commercial Mortgage Securities - 2.3%
280 Park Avenue Mortgage Trust floater Series 2017-280P Class F, 1 month U.S. LIBOR + 3.150% 4.7239% 9/15/34 (b)(c)(d)		1,242,000	1,251,439
Americold LLC Trust Series 2010-ARTA Class D, 7.443% 1/14/29 (b)		180,000	194,032
Asset Securitization Corp.:
Series 1997-D4 Class B5, 7.525% 4/14/29		129,000	128,909
Series 1997-D5 Class PS1, 1.8369% 2/14/43 (c)(k)		39,131	308
Aventura Mall Trust Series 2013-AVM Class E, 3.8674% 12/5/32 (b)(c)		1,340,110	1,347,577
BAMLL Trust Series 2015-200P Class F, 3.7157% 4/14/33 (b)(c)		767,000	719,662
BANK:
Series 2017-BNK4 Class D, 3.357% 5/15/50 (b)		1,323,000	1,076,453
Series 2017-BNK6 Class D, 3.1% 7/15/60 (b)		765,000	619,964
Series 2017-BNK8 Class D, 2.6% 11/15/50 (b)		965,000	725,414
Series 2018-BN12 Class D, 3% 5/15/61 (b)		504,000	388,561
Bank of America Commercial Mortgage Securities Trust Series 2017-BNK3:
Class C, 4.352% 2/15/50 (c)		957,000	949,478
Class D, 3.25% 2/15/50 (b)		667,000	536,168
Bank of America Commercial Mortgage Trust Series 2016-UB10 Class XA, 2.1553% 7/15/49 (c)(k)		45,734,193	4,654,849
Barclays Commercial Mortgage Securities LLC Series 2015-STP:
Class A, 3.3228% 9/10/28 (b)		3,616,454	3,624,679
Class E, 4.4272% 9/10/28 (b)(c)		1,786,000	1,716,869
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1 month U.S. LIBOR + 0.850% 3.1721% 12/25/33 (b)(c)(d)		17,567	17,542
Series 2005-4A:
Class A2, 1 month U.S. LIBOR + 0.390% 2.2871% 1/25/36 (b)(c)(d)		515,326	483,424
Class B1, 1 month U.S. LIBOR + 1.400% 3.2971% 1/25/36 (b)(c)(d)		23,153	18,069
Class M1, 1 month U.S. LIBOR + 0.450% 2.3471% 1/25/36 (b)(c)(d)		166,234	154,902
Class M2, 1 month U.S. LIBOR + 0.470% 2.3671% 1/25/36 (b)(c)(d)		49,870	46,089
Class M3, 1 month U.S. LIBOR + 0.500% 2.3971% 1/25/36 (b)(c)(d)		72,832	66,720
Class M4, 1 month U.S. LIBOR + 0.610% 2.5071% 1/25/36 (b)(c)(d)		40,280	37,038
Class M5, 1 month U.S. LIBOR + 0.650% 2.5471% 1/25/36 (b)(c)(d)		40,280	32,347
Class M6, 1 month U.S. LIBOR + 0.700% 2.5971% 1/25/36 (b)(c)(d)		42,782	32,884
Series 2006-3A Class M4, 1 month U.S. LIBOR + 0.430% 2.3271% 10/25/36 (b)(c)(d)		22,311	17,968
Series 2007-1 Class A2, 1 month U.S. LIBOR + 0.270% 2.1671% 3/25/37 (b)(c)(d)		331,153	307,483
Series 2007-2A:
Class A1, 1 month U.S. LIBOR + 0.270% 2.1415% 7/25/37 (b)(c)(d)		346,956	341,247
Class A2, 1 month U.S. LIBOR + 0.320% 2.1915% 7/25/37 (b)(c)(d)		324,183	316,819
Class M1, 1 month U.S. LIBOR + 0.370% 2.2415% 7/25/37 (b)(c)(d)		113,835	102,993
Class M2, 1 month U.S. LIBOR + 0.410% 2.2815% 7/25/37 (b)(c)(d)		62,204	54,723
Class M3, 1 month U.S. LIBOR + 0.490% 2.3615% 7/25/37 (b)(c)(d)		50,952	40,366
Series 2007-3:
Class A2, 1 month U.S. LIBOR + 0.290% 2.1871% 7/25/37 (b)(c)(d)		311,415	290,986
Class M1, 1 month U.S. LIBOR + 0.310% 2.2071% 7/25/37 (b)(c)(d)		67,637	62,033
Class M2, 1 month U.S. LIBOR + 0.340% 2.2371% 7/25/37 (b)(c)(d)		72,494	65,080
Class M3, 1 month U.S. LIBOR + 0.370% 2.2671% 7/25/37 (b)(c)(d)		114,233	98,442
Class M4, 1 month U.S. LIBOR + 0.500% 2.3971% 7/25/37 (b)(c)(d)		179,362	149,928
Class M5, 1 month U.S. LIBOR + 0.600% 2.4971% 7/25/37 (b)(c)(d)		69,149	65,326
Series 2006-3A, Class IO, 0% 10/25/36 (b)(c)(e)(k)		3,393,220	0
BBCMS Mortgage Trust Series 2016-ETC:
Class D, 3.7292% 8/14/36 (b)(c)		1,000,000	919,299
Class E, 3.7292% 8/14/36 (b)(c)		1,000,000	877,292
Beckman Coulter, Inc. sequential payer Series 2000-A Class A, 7.4975% 12/15/18 (b)		526,553	520,108
BWAY Mortgage Trust Series 2015-1740 Class E, 4.8058% 1/10/35 (b)(c)		1,000,000	971,691
BX Commercial Mortgage Trust floater Series 2018-BIOA Class F, 1 month U.S. LIBOR + 2.470% 4.3898% 3/15/37 (b)(c)(d)		588,000	587,269
BX Trust Series 2017-IMC Class F, 1 month U.S. LIBOR + 4.250% 6.1687% 10/15/32 (b)(c)(d)		1,253,000	1,258,505
BXMT Ltd. floater Series 2017-FL1 Class D, 1 month U.S. LIBOR + 2.700% 4.5955% 6/15/35 (b)(c)(d)		836,000	839,658
CCRESG Commercial Mortgage Trust Series 2016-HEAT Class E, 5.6712% 4/10/29 (b)(c)		606,000	610,621
CD Mortgage Trust Series 2017-CD3:
Class C, 4.563% 2/10/50		1,360,000	1,377,275
Class D, 3.25% 2/10/50 (b)		1,259,000	1,015,110
CFCRE Commercial Mortgage Trust Series 2011-C2 Class B, 5.9455% 12/15/47 (b)(c)		750,000	803,478
CG-CCRE Commercial Mortgage Trust Series 2014-FL1:
Class YTC1, 1 month U.S. LIBOR + 2.489% 4.4077% 6/15/31 (b)(c)(d)		435,090	420,112
Class YTC2, 1 month U.S. LIBOR + 2.489% 4.4077% 6/15/31 (b)(c)(d)		435,090	418,149
Class YTC3, 1 month U.S. LIBOR + 2.489% 4.4077% 6/15/31 (b)(c)(d)		156,667	149,633
CGBAM Commercial Mortgage Trust Series 2015-SMRT:
Class E, 3.9121% 4/10/28 (b)(c)		162,000	161,314
Class F, 3.9121% 4/10/28 (b)(c)		1,133,000	1,124,426
Citigroup Commercial Mortgage Trust:
Series 2013-375P Class E, 3.6348% 5/10/35 (b)(c)		1,205,000	1,154,541
Series 2013-GC15 Class D, 5.2682% 9/10/46 (b)(c)		1,927,000	1,834,729
Series 2015-GC29 Class XA, 1.2486% 4/10/48 (c)(k)		66,169,278	3,541,823
Series 2015-GC33 Class XA, 1.107% 9/10/58 (c)(k)		91,849,010	4,938,060
Series 2015-SHP2 Class E, 1 month U.S. LIBOR + 4.100% 6.2469% 7/15/27 (b)(c)(d)		693,000	696,507
Series 2016-C3 Class D, 3% 11/15/49 (b)		1,451,000	1,107,140
Series 2016-P6 Class XA, 0.9697% 12/10/49 (c)(k)		82,919,402	3,687,791
Series 2016-SMPL Class E, 4.509% 9/10/31 (b)		1,406,000	1,394,309
COMM Mortgage Trust:
floater Series 2014-PAT Class E, 1 month U.S. LIBOR + 3.150% 5.0452% 8/13/27 (b)(c)(d)		735,000	741,958
sequential payer Series 2013-LC6 Class E, 3.5% 1/10/46 (b)		1,410,000	1,106,055
Series 2012-CR1:
Class C, 5.4968% 5/15/45 (c)		850,000	879,408
Class D, 5.4968% 5/15/45 (b)(c)		1,510,000	1,472,357
Class G, 2.462% 5/15/45 (b)		733,000	528,637
Series 2012-CR5 Class D, 4.4636% 12/10/45 (b)(c)		740,000	702,143
Series 2012-LC4:
Class C, 5.7778% 12/10/44 (c)		260,000	260,169
Class D, 5.7778% 12/10/44 (b)(c)		1,437,000	1,310,370
Series 2013-CCRE6 Class E, 4.2032% 3/10/46 (b)(c)		42,000	34,083
Series 2013-CR10:
Class C, 4.9482% 8/10/46 (b)(c)		270,000	272,926
Class D, 4.9482% 8/10/46 (b)(c)		1,578,000	1,386,516
Series 2013-CR12 Class D, 5.2476% 10/10/46 (b)(c)		1,680,000	1,450,537
Series 2013-CR6 Class F, 4.2032% 3/10/46 (b)(c)		418,000	276,411
Series 2013-CR9:
Class C, 4.4044% 7/10/45 (b)(c)		525,000	511,244
Class D, 4.4044% 7/10/45 (b)(c)		252,000	217,498
Series 2013-LC6 Class D, 4.4417% 1/10/46 (b)(c)		1,441,000	1,377,853
Series 2014-CR15 Class D, 4.908% 2/10/47 (b)(c)		258,000	241,021
Series 2014-CR17:
Class D, 4.9583% 5/10/47 (b)(c)		1,292,000	1,165,969
Class E, 4.9583% 5/10/47 (b)(c)		182,000	142,345
Series 2014-CR19 Class XA, 1.3664% 8/10/47 (c)(k)		153,922,085	6,980,213
Series 2014-CR20 Class XA, 1.2972% 11/10/47 (c)(k)		124,798,644	6,226,978
Series 2014-LC17 Class XA, 1.088% 10/10/47 (c)(k)		107,760,198	3,427,809
Series 2014-UBS2 Class D, 5.1817% 3/10/47 (b)(c)		844,000	724,234
Series 2014-UBS4 Class XA, 1.3645% 8/10/47 (c)(k)		112,037,732	5,388,063
Series 2014-UBS6 Class XA, 1.1566% 12/10/47 (c)(k)		148,524,216	6,501,885
Series 2015-3BP Class F, 3.3464% 2/10/35 (b)(c)		1,500,000	1,376,311
Series 2015-CR23 Class CME, 3.8073% 5/10/48 (b)(c)		483,000	474,189
Series 2015-DC1 Class XA, 1.2839% 2/10/48 (c)(k)		153,830,083	7,618,466
Series 2016-CD1 Class D, 2.9046% 8/10/49 (b)(c)		1,006,000	792,304
Series 2017-CD4 Class D, 3.3% 5/10/50 (b)		1,024,000	830,548
COMM Mortgage Trust pass-thru certificates Series 2005-LP5 Class F, 4.7288% 5/10/43 (b)(c)		1,066,517	1,059,309
COMM Trust Series 2017-COR2 Class D, 3% 9/10/50 (b)		340,000	276,034
Commercial Mortgage Asset Trust Series 1999-C2 Class H, 6% 11/17/32 (b)		156,650	157,190
Commercial Mortgage Trust Series 2016-CD2:
Class C, 4.1647% 11/10/49 (c)		971,000	944,863
Class D, 2.9147% 11/10/49 (c)		508,000	392,755
Commercial Mortgage Trust pass-thru certificates:
Series 2012-CR2:
Class D, 4.9931% 8/15/45 (b)(c)		105,000	103,761
Class E, 4.9931% 8/15/45 (b)(c)		1,727,000	1,659,862
Class F, 4.25% 8/15/45 (b)		1,418,000	1,177,800
Series 2014-CR2 Class G, 4.25% 8/15/45 (b)		496,000	322,981
Core Industrial Trust:
Series 2015-CALW Class G, 3.9787% 2/10/34 (b)(c)		625,000	601,630
Series 2015-TEXW Class F, 3.977% 2/10/34 (b)(c)		493,000	475,954
Series 2015-WEST Class F, 4.3677% 2/10/37 (b)(c)		1,566,000	1,502,422
Credit Suisse First Boston Mortgage Securities Corp.:
Series 1998-C1 Class H, 6% 5/17/40 (b)		90,059	73,848
Series 1998-C2 Class G, 6.75% 11/15/30 (b)		18,557	18,556
CSAIL Commercial Mortgage Trust:
Series 2017-C8 Class D, 4.47% 6/15/50 (b)		1,196,000	1,058,943
Series 2017-CX10 Class UESD, 4.3778% 10/15/32 (b)(c)		588,000	559,186
Series 2017-CX9 Class D, 4.161% 9/15/50 (b)		479,000	401,591
Series 2018-CX11 Class C, 4.7115% 4/15/51		777,000	784,884
CSMC Trust:
Series 2016-MFF Class F, 1 month U.S. LIBOR + 7.250% 9.1687% 11/15/33 (b)(c)(d)		968,000	977,142
Series 2017-MOON Class E, 3.303% 7/10/34 (b)(c)		377,000	360,469
DBCCRE Mortgage Trust Series 2014-ARCP:
Class D, 4.9345% 1/10/34 (b)(c)		546,000	539,489
Class E, 5.099% 1/10/34 (b)(c)		1,449,000	1,392,020
DBUBS Mortgage Trust:
Series 2011-LC1A:
Class E, 5.8841% 11/10/46 (b)(c)		1,810,000	1,887,189
Class F, 5.8841% 11/10/46 (b)(c)		1,560,000	1,519,070
Class G, 4.652% 11/10/46 (b)		1,948,000	1,744,393
Class XB, 0.3848% 11/10/46 (b)(c)(k)		20,920,000	155,875
Series 2011-LC3A Class D, 5.5153% 8/10/44 (b)(c)		812,000	840,086
Deutsche Bank Commercial Mortgage Trust Series 2016-C3 Class C, 3.6349% 9/10/49 (c)		600,000	560,872
Fannie Mae Series 2017-T1 Class A, 2.898% 6/25/27		60,917,989	58,816,062
Freddie Mac:
floater:
Series KP04 Class AG1, 1 month U.S. LIBOR + 0.220% 2.1293% 7/25/20 (c)(d)		12,900,000	12,908,037
Series KP04, Class AG2, 1 month U.S. LIBOR + 0.200% 2.1093% 10/25/19 (c)(d)		26,000,000	26,000,023
pass-thru certificates:
Series K011 Class X3, 2.6641% 12/25/43 (c)(k)		1,640,000	101,183
Series K012 Class X3, 2.3288% 1/25/41 (c)(k)		1,770,270	96,114
Series K013 Class X3, 2.9089% 1/25/43 (c)(k)		820,000	57,389
sequential payer:
Series 2017-K066 Class A2, 3.117% 6/25/27		11,800,000	11,580,114
Series 2018-K074 Class A2, 3.6% 1/25/28		4,000,000	4,061,555
Series 2018-K731 Class A2, 3.514% 2/25/25		25,770,000	26,432,036
Series K073 Class A2, 3.35% 1/25/28		26,700,000	26,592,249
Series 2018-K075 Class A2, 3.672% 2/25/28		37,520,000	38,251,422
Series K076 Class A2, 3.9% 4/25/28		22,300,000	23,260,354
Series KAIV Class X2, 3.6147% 6/25/46 (c)(k)		420,000	40,026
FREMF Mortgage Trust:
Series 2010-K9 Class B, 5.3732% 9/25/45 (b)(c)		1,815,000	1,891,056
Series 2011-K10 Class B, 4.7807% 11/25/49 (b)(c)		500,000	516,128
Series 2011-K11 Class B, 4.5733% 12/25/48 (b)(c)		750,000	771,493
GAHR Commercial Mortgage Trust Series 2015-NRF:
Class BFX, 3.4949% 12/15/34 (b)(c)		18,910,000	18,921,123
Class CFX, 3.4949% 12/15/34 (b)(c)		14,152,000	14,114,274
Class DFX, 3.4949% 12/15/34 (b)(c)		27,804,000	27,668,422
Class EFX, 3.4949% 12/15/34 (b)(c)		1,750,000	1,732,485
Class FFX, 3.4949% 12/15/34 (b)(c)		2,737,000	2,690,898
Class GFX, 3.4949% 12/15/34 (b)(c)		3,263,000	3,193,909
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C1 Class H, 6.6% 7/15/29		132,718	127,280
Series 1999-C2I Class K, 6.481% 9/15/33		835,000	834,747
GP Portfolio Trust Series 2014-GPP:
Class A, 1 month U.S. LIBOR + 1.200% 3.0969% 2/15/27 (b)(c)(d)		3,453,850	3,454,355
Class D, 1 month U.S. LIBOR + 3.000% 4.8969% 2/15/27 (b)(c)(d)		291,000	291,551
Class E, 1 month U.S. LIBOR + 4.100% 5.9969% 2/15/27 (b)(c)(d)		378,000	374,394
GPMT Ltd. floater Series 2018-FL1 Class D, 1 month U.S. LIBOR + 2.950% 4% 11/21/35 (b)(c)(d)		412,000	410,713
Grace Mortgage Trust Series 2014-GRCE Class F, 3.7098% 6/10/28 (b)(c)		1,913,000	1,875,340
GS Mortgage Securities Corp. II Series 2010-C1:
Class D, 6.1963% 8/10/43 (b)(c)		617,000	627,766
Class F, 4% 8/10/43 (b)		327,000	242,234
Class X, 1.5074% 8/10/43 (b)(c)(k)		4,715,964	108,356
GS Mortgage Securities Trust:
Series 2010-C2:
Class D, 5.355% 12/10/43 (b)(c)		720,000	723,178
Class XA, 0.2824% 12/10/43 (b)(c)(k)		3,149,990	9,177
Series 2011-GC3 Class D, 5.8256% 3/10/44 (b)(c)		294,000	300,402
Series 2011-GC5:
Class C, 5.5646% 8/10/44 (b)(c)		1,050,000	1,093,573
Class D, 5.5646% 8/10/44 (b)(c)		1,500,000	1,468,190
Class E, 5.5646% 8/10/44 (b)(c)		711,000	584,243
Class F, 4.5% 8/10/44 (b)		1,209,000	644,783
Series 2012-GC6:
Class D, 5.8403% 1/10/45 (b)(c)		1,156,000	1,107,649
Class E, 5% 1/10/45 (b)(c)		412,000	354,716
Series 2012-GC6I Class F, 5% 1/10/45 (c)		390,000	266,148
Series 2012-GCJ7:
Class C, 5.8875% 5/10/45 (c)		630,000	652,518
Class D, 5.8875% 5/10/45 (b)(c)		2,204,000	2,142,826
Class E, 5% 5/10/45 (b)		1,311,000	899,240
Class F, 5% 5/10/45 (b)		2,079,000	624,906
Series 2012-GCJ9:
Class D, 4.9059% 11/10/45 (b)(c)		2,119,000	2,031,244
Class E, 4.9059% 11/10/45 (b)(c)		1,290,000	1,141,647
Series 2013-GC10 Class D, 4.5577% 2/10/46 (b)(c)		920,000	869,405
Series 2013-GC12:
Class D, 4.5799% 6/10/46 (b)(c)		219,000	196,448
Class XA, 1.6282% 6/10/46 (c)(k)		27,059,280	1,521,990
Series 2013-GC13 Class D, 4.0813% 7/10/46 (b)(c)		1,858,000	1,708,106
Series 2013-GC16:
Class C, 5.503% 11/10/46 (c)		662,844	668,245
Class D, 5.503% 11/10/46 (b)(c)		1,009,000	991,774
Class F, 3.5% 11/10/46 (b)		999,000	726,667
Series 2014-GC20 Class XA, 1.1657% 4/10/47 (c)(k)		179,425,398	8,028,372
Series 2015-GC34 Class XA, 1.5065% 10/10/48 (c)(k)		29,073,803	2,080,379
Series 2016-GS2:
Class C, 4.68% 5/10/49 (c)		699,000	717,943
Class D, 2.753% 5/10/49 (b)		677,000	542,663
Series 2016-GS3 Class D, 2.728% 10/10/49 (b)		1,776,000	1,377,419
Series 2016-GS4 Class C, 3.8041% 11/10/49		728,000	699,536
Series 2016-REMZ Class MZB, 7.727% 2/10/21 (b)		1,113,000	1,146,712
Series 2016-RENT:
Class E, 4.2022% 2/10/29 (b)(c)		2,787,000	2,749,276
Class F, 4.2022% 2/10/29 (b)(c)		1,520,000	1,489,782
Series 2017-GS6 Class D, 3.331% 5/10/50 (b)		1,113,000	891,503
Series 2018-GS9 Class D, 3% 3/10/51 (b)		817,000	650,710
Hilton U.S.A. Trust:
Series 2016-HHV Class F, 4.3333% 11/5/38 (b)(c)		1,702,000	1,523,625
Series 2016-SFP Class F, 6.0801% 11/5/35 (b)		1,344,000	1,366,316
IMT Trust Series 2017-APTS:
Class EFL, 1 month U.S. LIBOR + 2.150% 4.0469% 6/15/34 (b)(c)(d)		564,000	564,000
Class FFL, 1 month U.S. LIBOR + 2.850% 4.7469% 6/15/34 (b)(c)(d)		226,000	226,453
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C19 Class XA, 1.2909% 4/15/47 (c)(k)		23,250,365	518,106
Series 2014-C22 Class D, 4.7106% 9/15/47 (b)(c)		525,000	431,639
Series 2014-C23 Class UH5, 4.7094% 9/15/47 (b)		179,000	155,672
Series 2014-C26 Class D, 4.0669% 1/15/48 (b)(c)		707,000	615,988
Series 2015-C30 Class XA, 0.8119% 7/15/48 (c)(k)		81,313,782	2,403,489
Series 2015-C32 Class C, 4.8175% 11/15/48 (c)		1,907,000	1,893,245
JPMCC Commercial Mortgage Securities Trust Series 2016-JP4 Class D, 3.4619% 12/15/49 (b)		1,462,000	1,214,911
JPMDB Commercial Mortgage Securities Trust:
Series 2016-C4:
Class C, 3.0971% 12/15/49		946,000	855,586
Class D, 3.2231% 12/15/49 (b)(c)		1,148,000	912,352
Series 2017-C7:
Class C, 4.3248% 10/15/50 (c)		545,000	531,667
Class D, 3% 10/15/50 (b)		569,000	444,872
Series 2018-C8 Class D, 3.2458% 6/15/51 (b)(c)		394,000	312,492
JPMorgan Chase Commercial Mortgage Securities Corp.:
sequential payer Series 2010-CNTR Class A2, 4.311% 8/5/32 (b)		316,529	322,143
Series 2003-C1 Class F, 5.6578% 1/12/37 (b)(c)		171,726	176,288
Series 2009-IWST:
Class C, 7.6935% 12/5/27 (b)(c)		380,000	403,944
Class D, 7.6935% 12/5/27 (b)(c)		1,885,000	2,001,790
Series 2010-CNTR Class D, 6.3899% 8/5/32 (b)(c)		695,000	727,141
Series 2012-CBX:
Class C, 5.2137% 6/15/45 (c)		250,000	254,119
Class D, 5.2137% 6/16/45 (b)(c)		690,000	690,415
Class E, 5.2137% 6/15/45 (b)(c)		1,043,000	952,906
Class F, 4% 6/15/45 (b)		988,000	750,207
Class G 4% 6/15/45 (b)		1,079,000	561,659
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2004-CBX Class D, 5.097% 1/12/37 (c)		170,000	172,712
Series 2005-LDP2 Class F, 5.01% 7/15/42 (c)		140,358	142,289
Series 2011-C3:
Class E, 5.8613% 2/15/46 (b)(c)		1,026,000	1,008,837
Class G, 4.409% 2/15/46 (b)(c)		353,000	283,968
Class H, 4.409% 2/15/46 (b)(c)		756,000	553,792
Class J, 4.409% 2/15/46 (b)(c)		106,000	67,829
Series 2011-C4:
Class E, 5.5344% 7/15/46 (b)(c)		1,130,000	1,138,537
Class F, 3.873% 7/15/46 (b)		105,000	97,027
Class H, 3.873% 7/15/46 (b)		674,250	499,665
Class NR, 3.873% 7/15/46 (b)		385,000	253,760
Series 2011-C5:
Class B. 5.5878% 8/15/46 (b)(c)		1,140,000	1,198,883
Class C, 5.5878% 8/15/46 (b)(c)		650,648	670,857
Series 2013-LC11:
Class C, 3.9582% 4/15/46 (c)		1,163,000	1,141,847
Class D, 4.2989% 4/15/46 (c)		1,800,000	1,661,082
Class F, 3.25% 4/15/46 (b)(c)		1,682,000	1,007,021
Series 2014-DSTY:
Class D, 3.9314% 6/10/27 (b)(c)		816,000	652,885
Class E, 3.9314% 6/10/27 (b)(c)		1,169,000	818,746
Series 2015-UES Class F, 3.7417% 9/5/32 (b)(c)		1,155,000	1,130,515
Series 2016-WP Class TA, 1 month U.S. LIBOR + 1.450% 3.3469% 10/15/33 (b)(c)(d)		15,063,000	15,100,712
Ladder Capital Commercial Mortgage Securities Trust Series 2014-909 Class E, 4.0278% 5/15/31 (b)(c)		1,218,000	1,168,374
Liberty Street Trust Series 2016-225L:
Class D, 4.8035% 2/10/36 (b)(c)		588,000	605,935
Class E, 4.8035% 2/10/36 (b)(c)		1,050,000	1,011,885
Lone Star Portfolio Trust floater Series 2015-LSP Class A1A2, 1 month U.S. LIBOR + 1.800% 3.6969% 9/15/28 (b)(c)(d)		5,092,209	5,106,667
LSTAR Commercial Mortgage Trust Series 2014-2:
Class D, 5.2235% 1/20/41 (b)(c)		256,000	255,022
Class E, 5.2235% 1/20/41 (b)(c)		400,000	371,204
Merrill Lynch Mortgage Trust Series 2006-C1 Class AJ, 5.7806% 5/12/39 (c)		269,862	272,638
Morgan Stanley BAML Trust:
sequential payer Series 2014-C18 Class 300E, 4.6896% 8/15/31 (b)		750,000	717,975
Series 2012-C5 Class E, 4.8431% 8/15/45 (b)(c)		269,000	263,768
Series 2012-C6 Class D, 4.7271% 11/15/45 (b)(c)		1,357,000	1,356,855
Series 2013-C12 Class D, 4.9242% 10/15/46 (b)(c)		1,210,000	1,149,024
Series 2013-C13:
Class D, 5.0518% 11/15/46 (b)(c)		1,074,000	1,049,434
Class E, 5.0518% 11/15/46 (b)(c)		887,000	766,746
Series 2013-C7:
Class D, 4.388% 2/15/46 (b)(c)		1,111,000	1,018,245
Class E, 4.388% 2/15/46 (b)(c)		340,000	267,688
Series 2013-C8 Class D, 4.1942% 12/15/48 (b)(c)		400,000	364,868
Series 2013-C9:
Class C, 4.1802% 5/15/46 (c)		790,000	773,486
Class D, 4.2682% 5/15/46 (b)(c)		1,747,000	1,639,121
Series 2014-C17 Class XA, 1.3599% 8/15/47 (c)(k)		171,638,812	7,300,193
Series 2015-C25 Class XA, 1.2809% 10/15/48 (c)(k)		47,180,640	2,853,782
Series 2016-C30:
Class C, 4.268% 9/15/49 (c)		417,000	407,558
Class D, 3% 9/15/49 (b)		452,000	342,943
Series 2016-C31:
Class C, 4.4626% 11/15/49 (c)		946,000	925,923
Class D, 3% 11/15/49 (b)(c)		703,000	530,204
Series 2016-C32:
Class C, 4.296% 12/15/49		651,000	645,743
Class D, 3.396% 12/15/49 (b)		924,000	713,864
Series 2017-C33 Class D, 3.25% 5/15/50 (b)		879,000	699,885
Morgan Stanley Capital I Trust:
sequential payer Series 2012-C4 Class E, 5.601% 3/15/45 (b)(c)		1,200,000	1,036,540
Series 1997-RR Class F, 7.51% 4/30/39 (b)(c)		17,526	17,386
Series 1998-CF1 Class G, 7.35% 7/15/32 (b)		34,725	30,384
Series 1999-WF1 Class O, 5.91% 11/15/31 (b)		32,849	32,174
Series 2011-C1:
Class D, 5.5995% 9/15/47 (b)(c)		1,760,000	1,823,733
Class E, 5.5995% 9/15/47 (b)(c)		573,100	594,027
Series 2011-C2:
Class D, 5.6659% 6/15/44 (b)(c)		1,545,000	1,523,547
Class E, 5.6659% 6/15/44 (b)(c)		600,000	566,221
Class F, 5.6659% 6/15/44 (b)(c)		550,000	485,004
Class XB, 0.6118% 6/15/44 (b)(c)(k)		9,001,008	130,428
Series 2011-C3:
Class D, 5.3267% 7/15/49 (b)(c)		1,720,000	1,782,259
Class E, 5.3267% 7/15/49 (b)(c)		532,000	524,999
Class F, 5.3267% 7/15/49 (b)(c)		317,000	306,170
Class G, 5.3267% 7/15/49 (b)(c)		957,000	828,536
Series 2012-C4 Class D, 5.601% 3/15/45 (b)(c)		330,000	314,648
Series 2014-150E:
Class C, 4.4382% 9/9/32 (b)(c)		656,000	668,451
Class F, 4.4382% 9/9/32 (b)(c)		651,000	627,588
Series 2014-CPT Class F, 3.5604% 7/13/29 (b)(c)		1,436,000	1,404,360
Series 2015-MS1:
Class C, 4.1646% 5/15/48 (c)		734,000	709,034
Class D, 4.1646% 5/15/48 (b)(c)		1,260,000	1,075,572
Series 2015-UBS8 Class D, 3.18% 12/15/48 (b)		798,000	675,166
Series 2016-BNK2:
Class C, 3% 11/15/49 (b)		1,350,000	1,067,258
Class D, 4.0399% 11/15/49 (c)		946,000	905,967
Series 2017-CLS Class F, 1 month U.S. LIBOR + 2.600% 4.5187% 11/15/34 (b)(c)(d)		1,100,000	1,103,397
Morgan Stanley Dean Witter Capital I Trust Series 2001-TOP3 Class E, 7.8472% 7/15/33 (b)(c)		85,716	91,176
Motel 6 Trust floater:
Series 2017-M6MZ, Class M, 1 month U.S. LIBOR + 6.927% 8.8234% 8/15/19 (b)(c)(d)		489,117	494,006
Series 2017-MTL6, Class F, 1 month U.S. LIBOR + 4.250% 6.1469% 8/15/34 (b)(c)(d)		3,143,273	3,174,849
MSCG Trust Series 2016-SNR:
Class A, 3.4596% 11/15/34 (b)(c)		23,867,000	23,272,731
Class B, 4.181% 11/15/34 (b)		8,435,000	8,298,205
Class C, 5.205% 11/15/34 (b)		5,900,000	5,870,384
Class D, 6.55% 11/15/34 (b)		2,222,000	2,210,546
Class E, 6.8087% 11/15/34 (b)		615,000	585,181
MSJP Commercial Securities Mortgage Trust Series 2015-HAUL Class E, 5.0127% 9/5/47 (b)(c)		278,000	256,707
NationsLink Funding Corp. Series 1999-LTL1 Class D, 6.45% 1/22/26 (b)		192,856	196,205
Natixis Commercial Mortgage Securities Trust:
Series 2018-285M Class F, 3.9168% 11/15/32 (b)(c)		294,000	274,146
Series 2018-TECH Class F, 4.5595% 11/15/34 (b)		364,000	364,687
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (b)		943,493	1,151,061
RETL floater Series 2018-RVP:
Class A, 1 month U.S. LIBOR + 1.100% 2.9969% 3/15/33 (b)(c)(d)		44,467,787	44,683,820
Class E, 1 month U.S. LIBOR + 4.500% 6.3969% 3/15/33 (b)(c)(d)		551,833	558,758
Class F, 1 month U.S. LIBOR + 6.000% 7.8969% 3/15/33 (b)(c)(d)		553,717	560,663
SCG Trust Series 2013-SRP1:
Class A, 1 month U.S. LIBOR + 1.400% 3.5469% 11/15/26 (b)(c)(d)		19,989,000	19,989,000
Class D, 1 month U.S. LIBOR + 3.344% 5.4906% 11/15/26 (b)(c)(d)		249,000	244,933
Starwood Retail Property Trust Series 2014-STAR Class D, 1 month U.S. LIBOR + 3.250% 5.1469% 11/15/27 (b)(c)(d)		663,000	642,240
TIAA Seasoned Commercial Mortgage Trust:
sequential payer Series 2007-C4 Class AJ, 5.4768% 8/15/39 (c)		15,689	15,720
Series 2007-C4 Class F, 5.4768% 8/15/39 (c)		820,000	760,841
TPG Real Estate Finance floater Series 2018-FL1 Class D, 1 month U.S. LIBOR + 2.700% 4.5955% 2/15/35 (b)(c)(d)		314,000	315,374
UBS Commercial Mortgage Trust:
Series 2012-C1:
Class D, 5.729% 5/10/45 (b)(c)		1,197,000	1,191,040
Class E, 5% 5/10/45 (b)(c)		537,000	445,091
Class F, 5% 5/10/45 (b)(c)		682,700	480,115
Series 2017-C7 Class XA, 1.2306% 12/15/50 (c)(k)		85,415,082	6,329,650
UBS-BAMLL Trust:
Series 12-WRM Class D, 4.3793% 6/10/30 (b)(c)		310,000	300,735
Series 2012-WRM Class E, 4.3793% 6/10/30 (b)(c)		970,000	918,238
VNO Mortgage Trust Series 2012-6AVE Class D, 3.4484% 11/15/30 (b)(c)		1,299,000	1,254,531
Vornado DP LLC Series 2010-VNO Class D, 6.3555% 9/13/28 (b)		180,000	191,494
Wells Fargo Commercial Mortgage Trust:
Series 2010-C1 Class XB, 0.6613% 11/15/43 (b)(c)(k)		20,347,098	262,181
Series 2012-LC5:
Class C, 4.693% 10/15/45 (c)		569,000	585,077
Class D, 4.9231% 10/15/45 (b)(c)		1,776,000	1,769,790
Class E, 4.9231% 10/15/45 (b)(c)		284,000	264,226
Series 2013-LC12 Class C, 4.4256% 7/15/46 (c)		760,000	749,048
Series 2015-C31 Class XA, 1.2412% 11/15/48 (c)(k)		37,933,754	2,310,822
Series 2015-NXS4 Class E, 3.7532% 12/15/48 (b)(c)		588,000	431,440
Series 2016-BNK1:
Class C, 3.071% 8/15/49		700,000	629,353
Class D, 3% 8/15/49 (b)		447,000	357,816
Series 2016-C34 Class XA, 2.3377% 6/15/49 (c)(k)		34,152,605	3,897,949
Series 2016-C35 Class D, 3.142% 7/15/48 (b)		1,596,000	1,186,010
Series 2016-LC25 Class C, 4.5838% 12/15/59 (c)		903,000	865,483
Series 2016-NXS6 Class D, 3.059% 11/15/49 (b)		1,218,000	887,762
Series 2017-C38 Class D, 3% 7/15/50 (b)(c)		1,364,000	1,062,758
Series 2017-RB1 Class D, 3.401% 3/15/50 (b)		556,000	457,486
Series 2018-C43 Class C, 4.514% 3/15/51		629,000	630,646
WF-RBS Commercial Mortgage Trust:
sequential payer Series 2011-C4I Class G, 5% 6/15/44 (b)		325,000	180,659
Series 2011-C3:
Class C, 5.335% 3/15/44 (b)		360,000	369,843
Class D, 5.847% 3/15/44 (b)(c)		800,000	663,254
Class E, 5% 3/15/44 (b)		890,000	410,587
Class F, 5% 3/15/44 (b)		693,000	150,561
Series 2011-C4:
Class D, 5.4008% 6/15/44 (b)(c)		408,000	396,700
Class E, 5.4008% 6/15/44 (b)(c)		263,432	246,602
Series 2011-C5:
Class C, 5.8595% 11/15/44 (b)(c)		260,000	273,090
Class D, 5.8595% 11/15/44 (b)(c)		600,000	608,708
Class E, 5.8595% 11/15/44 (b)(c)		1,853,000	1,857,542
Class F, 5.25% 11/15/44 (b)(c)		933,000	814,094
Class G, 5.25% 11/15/44 (b)(c)		329,000	269,249
Class XA, 1.9122% 11/15/44 (b)(c)(k)		3,905,003	177,824
Series 2012-C6 Class D, 5.7657% 4/15/45 (b)(c)		540,000	552,208
Series 2012-C7:
Class C, 4.9793% 6/15/45 (c)		1,270,000	1,289,776
Class E, 4.9793% 6/15/45 (b)(c)		2,501,000	1,981,985
Class F, 4.5% 6/15/45 (b)		357,000	222,900
Class G, 4.5% 6/15/45 (b)		1,076,000	309,557
Series 2012-C8:
Class D, 5.056% 8/15/45 (b)(c)		650,000	634,623
Class E, 5.056% 8/15/45 (b)(c)		335,000	321,771
Series 2013-C11:
Class D, 4.4138% 3/15/45 (b)(c)		870,000	822,431
Class E, 4.4138% 3/15/45 (b)(c)		1,750,000	1,384,606
Series 2013-C13 Class D, 4.1386% 5/15/45 (b)(c)		600,000	551,156
Series 2013-C16 Class D, 5.1953% 9/15/46 (b)(c)		193,000	180,353
Series 2013-UBS1 Class D, 4.77% 3/15/46 (b)(c)		756,000	699,024
Series 2014-C21 Class XA, 1.2571% 8/15/47 (c)(k)		102,585,566	4,806,318
Series 2014-C24 Class XA, 1.0903% 11/15/47 (c)(k)		33,451,554	1,367,202
WFCG Commercial Mortgage Trust floater Series 2015-BXRP:
Class F, 1 month U.S. LIBOR + 3.721% 5.6172% 11/15/29 (b)(c)(d)		1,054,900	1,053,035
Class G, 1 month U.S. LIBOR + 3.001% 4.9169% 11/15/29 (b)(c)(d)		456,347	449,203
Worldwide Plaza Trust Series 2017-WWP Class F, 3.7154% 11/10/36 (b)(c)		2,020,000	1,767,248
WP Glimcher Mall Trust Series 2015-WPG:
Class PR1, 3.6332% 6/5/35 (b)(c)		489,000	379,131
Class PR2, 3.6332% 6/5/35 (b)(c)		1,260,000	907,199
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $747,679,599)			743,049,024

Municipal Securities - 1.1%
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39		$2,650,000	$3,807,441
7.3% 10/1/39		27,595,000	39,278,171
7.5% 4/1/34		9,105,000	12,805,272
7.55% 4/1/39		18,745,000	27,916,929
7.6% 11/1/40		14,220,000	21,599,469
7.625% 3/1/40		10,110,000	14,980,391
Chicago Gen. Oblig. (Taxable Proj.):
Series 2008 B, 5.63% 1/1/22		2,410,000	2,420,556
Series 2010 C1, 7.781% 1/1/35		13,950,000	16,038,594
Series 2012 B, 5.432% 1/1/42		3,285,000	3,065,234
Illinois Gen. Oblig.:
Series 2003:
4.35% 6/1/18		3,508,000	3,508,000
4.95% 6/1/23		24,240,000	24,934,961
5.1% 6/1/33		63,045,000	60,682,073
Series 2010-1, 6.63% 2/1/35		11,945,000	12,700,641
Series 2010-3:
5.547% 4/1/19		330,000	335,910
6.725% 4/1/35		17,810,000	18,788,838
7.35% 7/1/35		8,165,000	9,033,838
Series 2010-5, 6.2% 7/1/21		6,528,000	6,761,115
Series 2011, 5.877% 3/1/19		77,850,000	79,364,961
Series 2013, 3.14% 12/1/18		3,490,000	3,488,639
TOTAL MUNICIPAL SECURITIES
(Cost $351,146,401)			361,511,033

Foreign Government and Government Agency Obligations - 1.0%
Angola Republic 9.375% 5/8/48 (b)		$615,000	$653,425
Arab Republic of Egypt:
5.577% 2/21/23 (b)		1,675,000	1,653,945
5.875% 6/11/25 (b)		535,000	521,133
5.875% 6/11/25		765,000	745,171
6.125% 1/31/22 (b)		5,720,000	5,777,612
7.5% 1/31/27 (b)		600,000	626,274
7.903% 2/21/48 (b)		1,265,000	1,272,094
8.5% 1/31/47 (b)		1,990,000	2,109,480
Argentine Republic:
5.625% 1/26/22		4,350,000	4,165,125
6.875% 4/22/21		16,160,000	16,321,600
7.125% 6/28/2117 (b)		980,000	812,430
7.5% 4/22/26		7,740,000	7,612,367
7.625% 4/22/46		1,730,000	1,526,725
Bahamian Republic 6% 11/21/28 (b)		585,000	590,850
Barbados Government:
7% 8/4/22 (b)		1,525,000	1,378,859
7.25% 12/15/21 (b)		90,000	81,450
Belarus Republic:
6.875% 2/28/23 (b)		2,455,000	2,586,956
7.625% 6/29/27(b)		955,000	1,022,767
Brazilian Federative Republic:
4.25% 1/7/25		10,005,000	9,574,785
5.625% 1/7/41		13,210,000	11,737,085
7.125% 1/20/37		4,575,000	4,929,563
8.25% 1/20/34		5,360,000	6,386,440
Buenos Aires Province:
6.5% 2/15/23 (b)		650,000	624,000
9.95% 6/9/21 (b)		3,625,000	3,815,313
10.875% 1/26/21 (b)		2,270,000	2,389,175
10.875% 1/26/21 (Reg. S)		6,585,000	6,930,713
Cameroon Republic 9.5% 11/19/25 (b)		1,260,000	1,403,078
City of Buenos Aires 8.95% 2/19/21 (b)		525,000	541,380
Colombian Republic:
7.375% 9/18/37		1,320,000	1,636,800
10.375% 1/28/33		1,795,000	2,741,863
Croatia Republic 5.5% 4/4/23 (b)		475,000	495,975
Democratic Socialist Republic of Sri Lanka:
5.125% 4/11/19 (b)		425,000	426,073
5.75% 4/18/23 (b)		810,000	797,300
6.2% 5/11/27 (b)		305,000	290,597
6.25% 10/4/20 (b)		430,000	438,551
6.25% 7/27/21 (b)		360,000	365,278
Dominican Republic:
5.95% 1/25/27 (b)		1,140,000	1,145,700
6.6% 1/28/24 (b)		520,000	547,815
6.85% 1/27/45 (b)		745,000	741,096
6.875% 1/29/26 (b)		1,220,000	1,293,944
7.45% 4/30/44 (b)		1,265,000	1,351,083
Ecuador Republic:
8.875% 10/23/27 (b)		1,420,000	1,324,434
9.65% 12/13/26 (b)		1,000,000	981,700
El Salvador Republic:
7.375% 12/1/19 (b)		2,405,000	2,453,509
7.75% 1/24/23 (b)		680,000	712,790
French Government 1% 11/25/18	EUR	15,269,000	17,980,067
Gabonese Republic 6.375% 12/12/24 (b)		675,000	648,898
Georgia Republic 6.875% 4/12/21 (b)		325,000	344,776
Ghana Republic:
8.625% 6/16/49 (b)		835,000	850,042
10.75% 10/14/30 (b)		185,000	232,249
Greek Government 3.375% 2/15/25 (Reg. S) (b)	EUR	2,000,000	2,206,764
Indonesian Republic:
2.625% 6/14/23	EUR	8,755,000	10,828,665
7.75% 1/17/38 (b)		2,250,000	2,951,215
8.5% 10/12/35 (Reg. S)		2,160,000	2,984,630
Islamic Republic of Pakistan:
6.75% 12/3/19 (b)		2,140,000	2,166,170
7.25% 4/15/19 (b)		6,490,000	6,555,874
8.25% 4/15/24 (b)		685,000	701,221
Ivory Coast 5.75% 12/31/32		472,500	444,150
Jordanian Kingdom 7.375% 10/10/47 (b)		765,000	733,329
Kingdom of Saudi Arabia 3.625% 3/4/28 (b)		790,000	747,041
Lebanese Republic:
5.15% 6/12/18		6,305,000	6,289,238
5.15% 11/12/18		6,450,000	6,440,583
5.45% 11/28/19		2,415,000	2,358,276
5.5% 4/23/19		490,000	484,159
5.8% 4/14/20		490,000	471,055
6% 5/20/19		2,760,000	2,732,179
Ministry of Finance Russian Federation 4.75% 5/27/26		1,200,000	1,208,640
Mongolian People's Republic 8.75% 3/9/24 (b)		2,145,000	2,357,537
Panamanian Republic 9.375% 4/1/29		225,000	315,000
Peruvian Republic 4% 3/7/27 (e)(o)		1,360,000	1,333,680
Plurinational State of Bolivia 5.95% 8/22/23 (b)		275,000	284,402
Province of Santa Fe 7% 3/23/23 (b)		2,780,000	2,738,300
Provincia de Cordoba:
7.125% 6/10/21 (b)		3,965,000	3,896,406
7.45% 9/1/24 (b)		1,920,000	1,824,000
Republic of Angola 7% 8/17/19 (Issued by Northern Lights III BV for Republic of Angola) (Reg. S)		218,750	220,633
Republic of Armenia:
6% 9/30/20 (b)		2,166,000	2,225,782
7.15% 3/26/25 (b)		995,000	1,060,222
Republic of Iraq:
5.8% 1/15/28 (Reg. S)		5,600,000	5,294,285
6.752% 3/9/23 (b)		1,370,000	1,377,598
Republic of Kenya:
6.875% 6/24/24 (b)		325,000	328,842
7.25% 2/28/28 (b)		620,000	622,852
Republic of Nigeria:
6.75% 1/28/21 (b)		240,000	248,700
7.625% 11/28/47(b)		985,000	969,567
7.696% 2/23/38 (b)		595,000	595,637
Republic of Paraguay 5.6% 3/13/48 (b)		300,000	297,000
Republic of Senegal 6.75% 3/13/48 (b)		495,000	445,738
Republic of Serbia 7.25% 9/28/21 (b)		310,000	338,257
Russian Federation:
4.25% 6/23/27 (b)		800,000	774,581
5.25% 6/23/47 (b)		4,200,000	3,987,346
5.625% 4/4/42 (b)		850,000	875,204
5.875% 9/16/43 (b)		1,155,000	1,222,879
12.75% 6/24/28 (Reg. S)		3,855,000	6,242,286
Rwanda Republic 6.625% 5/2/23 (b)		1,135,000	1,145,789
South African Republic:
5.875% 9/16/25		575,000	599,725
5.875% 6/22/30		625,000	639,063
State of Qatar:
3.875% 4/23/23 (b)		1,230,000	1,227,973
9.75% 6/15/30 (b)		565,000	824,358
Sultanate of Oman 6.75% 1/17/48 (b)		1,625,000	1,546,922
Turkish Republic:
4.875% 10/9/26		605,000	542,758
5.125% 3/25/22		515,000	503,310
5.625% 3/30/21		1,580,000	1,584,579
5.75% 5/11/47		400,000	331,880
6% 3/25/27		885,000	848,450
6.25% 9/26/22		7,275,000	7,377,068
6.75% 5/30/40		725,000	681,645
6.875% 3/17/36		1,795,000	1,736,530
7% 6/5/20		1,140,000	1,175,333
7.25% 3/5/38		1,150,000	1,150,000
7.375% 2/5/25		1,045,000	1,096,330
8% 2/14/34		560,000	599,900
Turkiye Ihracat Kredi Bankasi A/S 5.375% 2/8/21 (b)		895,000	876,080
Ukraine Government:
7.75% 9/1/20 (b)		3,750,000	3,875,625
7.75% 9/1/21 (b)		13,874,000	14,293,272
7.75% 9/1/22 (b)		12,679,000	12,937,398
United Kingdom, Great Britain and Northern Ireland:
1.75% 9/7/37	GBP	212,000	284,591
4.25% 3/7/36 (h)(p)	GBP	1,495,000	2,788,784
4.25% 12/7/49	GBP	1,530,000	3,320,253
4.5% 9/7/34 (h)(p)	GBP	1,535,000	2,882,992
United Mexican States 6.05% 1/11/40		1,135,000	1,229,773
Uruguay Republic 7.875% 1/15/33 pay-in-kind		520,000	675,610
Venezuelan Republic:
9.25% 9/15/27 (f)		7,450,000	2,197,750
11.95% 8/5/31 (Reg. S) (f)		2,420,000	726,000
12.75% 8/23/22 (f)		550,000	163,625
Vietnamese Socialist Republic:
6 month U.S. LIBOR + 0.813% 3.0625% 3/13/28 (c)(d)(e)		195,000	169,845
5.5% 3/12/28		5,908,583	5,732,862
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $302,485,448)			301,536,331
		Shares	Value

Common Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Tribune Media Co. Class A		21,200	760,656
ENERGY - 0.1%
Energy Equipment & Services - 0.1%
Expro Holdings U.S., Inc. (e)		179,923	3,710,912
Expro Holdings U.S., Inc. (b)(e)		66,030	1,361,869
Forbes Energy Services Ltd. (q)		154,325	1,547,880
			6,620,661
Oil, Gas & Consumable Fuels - 0.0%
Pacific Exploration and Production Corp. (q)		42,496	1,244,465

TOTAL ENERGY			7,865,126

MATERIALS - 0.0%
Chemicals - 0.0%
LyondellBasell Industries NV Class A		31,400	3,520,568
Metals & Mining - 0.0%
Warrior Metropolitan Coal, Inc.		16,422	446,186

TOTAL MATERIALS			3,966,754

TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Consolidated Communications Holdings, Inc.		14,162	158,756
Wireless Telecommunication Services - 0.0%
CUI Acquisition Corp. Class E (e)(q)		1	34,600

TOTAL TELECOMMUNICATION SERVICES			193,356

UTILITIES - 0.0%
Electric Utilities - 0.0%
TexGen Power LLC (e)		88,700	2,483,600
TOTAL COMMON STOCKS
(Cost $24,398,616)			15,269,492

Preferred Stocks - 0.0%
Convertible Preferred Stocks - 0.0%
REAL ESTATE - 0.0%
Equity Real Estate Investment Trusts (REITs) - 0.0%
Alexandria Real Estate Equities, Inc. Series D, 7.00%		9,000	315,739
RLJ Lodging Trust Series A, 1.95%		17,900	457,703
			773,442
Nonconvertible Preferred Stocks - 0.0%
FINANCIALS - 0.0%
Mortgage Real Estate Investment Trusts - 0.0%
Annaly Capital Management, Inc. Series C, 7.625%		16,052	406,918
CYS Investments, Inc. Series B, 7.50%		17,000	417,520
MFA Financial, Inc. Series B, 7.50%		22,500	573,278
			1,397,716
Thrifts & Mortgage Finance - 0.0%
Nationwide Building Society 10.25% (q)		9,106	1,867,206
TOTAL FINANCIALS			3,264,922
REAL ESTATE - 0.0%
Equity Real Estate Investment Trusts (REITs) - 0.0%
American Homes 4 Rent Series D, 6.50%		24,500	615,195
Boston Properties, Inc. 5.25%		17,500	415,875
Cedar Realty Trust, Inc.:
Series B, 7.25%		1,816	41,305
Series C, 6.50%		24,400	477,032
DDR Corp. Series K, 6.25%		17,823	395,671
National Storage Affiliates Trust Series A, 6.00%		11,900	290,360
PS Business Parks, Inc. Series W, 5.20%		1,000	22,792
Public Storage Series F, 5.15%		37,000	893,550
Rexford Industrial Realty, Inc. Series B, 5.875%		28,300	657,975
Sabra Health Care REIT, Inc. Series A, 7.125%		18,495	469,773
Taubman Centers, Inc. Series J, 6.50%		11,338	274,266
			4,553,794

TOTAL NONCONVERTIBLE PREFERRED STOCKS			7,818,716

TOTAL PREFERRED STOCKS
(Cost $8,772,808)			8,592,158
		Principal Amount(a)	Value

Bank Loan Obligations - 4.8%
CONSUMER DISCRETIONARY - 1.4%
Auto Components - 0.0%
North American Lifting Holdings, Inc.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.802% 11/27/20 (c)(d)		4,506,225	4,284,654
Tranche 2LN, term loan 3 month U.S. LIBOR + 9.000% 11.302% 11/27/21 (c)(d)		1,594,000	1,275,200
			5,559,854
Automobiles - 0.0%
Caliber Holdings Corp.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.9803% 2/1/24 (c)(d)		1,397,581	1,401,075
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.2303% 2/1/25 (c)(d)		385,000	392,700
Chrysler Group LLC term loan 3 month U.S. LIBOR + 2.000% 3.97% 12/31/18 (c)(d)		750,577	751,515
UOS LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 7.4803% 4/18/23 (c)(d)		1,931,022	1,964,815
			4,510,105
Distributors - 0.0%
Owens & Minor Distribution, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.4803% 5/1/25 (c)(d)		3,000,000	2,930,010
Diversified Consumer Services - 0.2%
Bright Horizons Family Solutions Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.9803% 11/7/23 (c)(d)		1,493,080	1,496,350
Coinmach Service Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.3417% 11/14/22 (c)(d)		5,737,106	5,764,874
CSM Bakery Supplies Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 6.31% 7/3/20 (c)(d)		2,428,725	2,361,935
EAB Global, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 6.2516% 11/17/24 (c)(d)		1,000,000	999,380
KUEHG Corp.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.052% 8/13/22 (c)(d)		4,409,103	4,426,740
Tranche B 2LN, term loan 3 month U.S. LIBOR + 8.250% 10.552% 8/22/25 (c)(d)		1,000,000	1,012,500
Laureate Education, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.4803% 4/26/24 (c)(d)		18,210,206	18,297,979
Learning Care Group (U.S.) No 2 Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.4301% 3/13/25 (c)(d)		2,230,000	2,235,575
SMG U.S. Midco 2, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.2303% 1/23/25 (c)(d)		1,395,000	1,399,073
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.000% 8.9803% 1/23/26 (c)(d)		85,000	86,063
The ServiceMaster Co. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.4756% 11/8/23 (c)(d)		2,962,500	2,976,394
Wash Multifamily Acquisition, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.2303% 5/14/22 (c)(d)		4,741,201	4,732,335
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.000% 8.9803% 5/14/23 (c)(d)(e)		360,000	349,200
Weight Watchers International, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.9888% 11/29/24 (c)(d)		7,900,000	7,984,925
			54,123,323
Hotels, Restaurants & Leisure - 0.6%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.4803% 5/31/25 (c)(d)		3,000,000	2,996,250
Affinity Gaming LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.2303% 7/1/23 (c)(d)		1,890,549	1,901,420
Alterra Mountain Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.9803% 7/31/24 (c)(d)		3,406,463	3,412,867
AP Gaming I LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.2303% 2/15/24 (c)(d)		1,783,255	1,804,440
Aramark Services, Inc. Tranche B-1, term loan 3 month U.S. LIBOR + 2.000% 3.9803% 3/11/25 (c)(d)		7,236,863	7,243,665
Aristocrat Technologies, Inc. Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 4.1043% 10/19/24 (c)(d)		4,125,923	4,102,364
Boyd Gaming Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.2547% 9/15/23 (c)(d)		2,062,281	2,070,715
Burger King Worldwide, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.2303% 2/17/24 (c)(d)		4,725,454	4,720,728
Caesars Resort Collection LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.7303% 12/22/24 (c)(d)		27,930,000	27,926,090
CCM Merger, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.7303% 8/8/21 (c)(d)		2,412,455	2,417,280
CEC Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.2303% 2/14/21 (c)(d)		3,005,134	2,798,531
Churchill Downs, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.99% 12/27/24 (c)(d)		1,022,438	1,026,916
CityCenter Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.2303% 4/18/24 (c)(d)		4,491,413	4,490,694
Cyan Blue Holdco 3 Ltd. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.052% 8/25/24 (c)(d)		1,632,683	1,632,846
Delta 2 SARL Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.4803% 2/1/24 (c)(d)		10,480,709	10,406,505
Eldorado Resorts, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.2873% 4/17/24 (c)(d)		3,206,762	3,210,771
Equinox Holdings, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.000% 8.9803% 9/8/24 (c)(d)		940,000	960,680
Tranche B-1, term loan 3 month U.S. LIBOR + 3.000% 4.9803% 3/8/24 (c)(d)		2,227,556	2,233,125
ESH Hospitality, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.9803% 8/30/23 (c)(d)		2,841,975	2,844,192
Fitness International LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.5295% 4/18/25 (c)(d)		1,220,000	1,225,844
Four Seasons Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.9803% 11/30/23 (c)(d)		6,406,623	6,423,536
Gaming VC Holdings SA Tranche B2 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.4803% 3/15/24 (c)(d)		3,015,000	3,017,502
Gateway Casinos & Entertainment Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.4725% 3/13/25 (c)(d)		2,920,000	2,942,805
Golden Entertainment, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 3.000% 4.98% 10/20/24 (c)(d)		10,573,500	10,617,592
3 month U.S. LIBOR + 7.000% 8.97% 10/20/25 (c)(d)		2,700,000	2,750,625
Golden Nugget, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.7075% 10/4/23 (c)(d)		14,768,621	14,848,667
Greektown Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.9803% 4/25/24 (c)(d)		1,101,675	1,101,212
Hilton Worldwide Finance LLC Tranche B 2LN, term loan 3 month U.S. LIBOR + 1.750% 3.7097% 10/25/23 (c)(d)		4,312,547	4,331,436
K-Mac Holdings Corp.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 6.750% 8.6838% 3/16/26 (c)(d)		170,000	171,222
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.1838% 3/16/25 (c)(d)		590,000	592,655
KFC Holding Co. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.685% 4/3/25 (c)(d)		2,955,150	2,964,754
LTF Merger Sub, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.0564% 6/10/22 (c)(d)		4,273,793	4,270,460
MGM Mirage, Inc. Tranche A, term loan 3 month U.S. LIBOR + 2.250% 4.2303% 4/25/21 (c)(d)		1,725,000	1,725,000
Mohegan Tribal Gaming Authority Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.9803% 10/14/23 (c)(d)		1,371,828	1,314,101
Penn National Gaming, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.4803% 1/19/24 (c)(d)		528,500	531,539
Playa Resorts Holding BV Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.22% 4/27/24 (c)(d)		5,979,343	5,937,009
Red Lobster Hospitality LLC Tranche B, term loan 3 month U.S. LIBOR + 5.250% 7.2303% 7/28/21 (c)(d)		2,035,886	2,025,707
Ryman Hospitality Properties, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.17% 5/11/24 (c)(d)		292,050	293,437
Scientific Games Corp. Tranche B 5LN, term loan 3 month U.S. LIBOR + 2.750% 4.7303% 8/14/24 (c)(d)		13,847,400	13,884,234
Seminole Tribe of Florida Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.7303% 7/6/24 (c)(d)		2,487,500	2,498,768
Station Casinos LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.49% 6/8/23 (c)(d)		5,975,863	5,973,353
Tacala Investment Corp. term loan 3 month U.S. LIBOR + 3.250% 5.1593% 2/1/25 (c)(d)		1,720,000	1,728,600
Tropicana Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.9803% 11/27/20 (c)(d)		451,511	453,204
Wyndham Hotels & Resorts, Inc. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3/29/25 (d)(r)		3,950,000	3,963,154
Wynn America LLC Tranche A 1LN, term loan 3 month U.S. LIBOR + 1.750% 3.74% 12/31/21 (c)(d)		2,540,000	2,533,650
Yonkers Racing Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.24% 5/31/24 (c)(d)		1,932,208	1,944,284
			188,264,429
Household Durables - 0.0%
American Greetings Corp. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.4785% 4/6/24 (c)(d)		1,000,000	1,007,500
Internet & Direct Marketing Retail - 0.1%
Bass Pro Shops LLC. Tranche B, term loan 3 month U.S. LIBOR + 5.000% 6.9803% 9/25/24 (c)(d)		22,467,346	22,556,316
Harbor Freight Tools U.S.A., Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.4803% 8/19/23 (c)(d)		3,868,063	3,864,852
Red Ventures LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.9803% 11/8/24 (c)(d)		2,985,000	3,020,193
			29,441,361
Leisure Products - 0.0%
Varsity Brands Holding Co., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.4803% 12/15/24 (c)(d)		4,987,500	5,012,438
Media - 0.4%
Acosta, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.2303% 9/26/21 (c)(d)		1,742,121	1,378,645
Altice U.S. Finance SA Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.2303% 7/28/25 (c)(d)		1,980,038	1,970,632
AMC Entertainment Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.1687% 12/15/23 (c)(d)		1,731,847	1,734,548
AMC Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.1687% 12/15/22 (c)(d)		4,986,641	4,994,121
Cable One, Inc. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 4.06% 5/1/24 (c)(d)		1,012,350	1,016,572
CBS Radio, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.6978% 11/18/24 (c)(d)		4,975,000	4,922,763
CDS U.S. Intermediate Holdings, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.052% 7/8/22 (c)(d)		3,537,549	3,522,514
Tranche B 2LN, term loan 3 month U.S. LIBOR + 8.250% 10.552% 7/8/23 (c)(d)		465,000	451,631
Cengage Learning, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.1838% 6/7/23 (c)(d)		6,067,375	5,431,818
Charter Communication Operating LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.99% 4/30/25 (c)(d)		16,458,750	16,479,323
Clear Channel Communications, Inc. Tranche D, term loan 3 month U.S. LIBOR + 6.750% 9.052% 1/30/19 (c)(d)(f)		8,600,000	6,749,968
Crown Finance U.S., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.4803% 2/28/25 (c)(d)		6,000,000	5,973,780
CSC Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.4187% 1/25/26 (c)(d)		5,100,000	5,087,250
Getty Images, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.802% 10/18/19 (c)(d)		3,906,115	3,780,651
Houghton Mifflin Harcourt Publishing, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.9756% 5/29/21 (c)(d)		4,560,435	4,229,804
ION Media Networks, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.74% 12/18/20 (c)(d)		1,879,106	1,886,115
Lamar Media Corp. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.6875% 3/16/25 (c)(d)		2,130,000	2,139,755
MCC Iowa LLC Tranche M, term loan 3 month U.S. LIBOR + 2.000% 3.76% 1/15/25 (c)(d)		825,850	826,626
McGraw-Hill Global Education Holdings, LLC term loan 3 month U.S. LIBOR + 4.000% 5.9803% 5/4/22 (c)(d)		7,758,821	7,545,453
Neptune Finco Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.1687% 7/17/25 (c)(d)		2,625,010	2,613,538
Numericable LLC Tranche B 12LN, term loan 3 month U.S. LIBOR + 3.000% 5.3477% 1/31/26 (c)(d)		3,407,875	3,352,974
Proquest LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.7303% 10/24/21 (c)(d)		3,886,882	3,925,751
Raycom Media, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.2256% 8/23/24 (c)(d)		2,049,700	2,049,700
Sinclair Television Group, Inc. Tranche B-1, term loan 3 month U.S. LIBOR + 2.500% 12/7/24 (d)(r)		3,000,000	2,996,250
Springer Science+Business Media Deutschland GmbH Tranche B 13LN, term loan 3 month U.S. LIBOR + 3.500% 5.4756% 8/24/22 (c)(d)		9,817,624	9,820,667
Telesat Canada Tranche B 4LN, term loan 3 month U.S. LIBOR + 2.500% 4.81% 11/17/23 (c)(d)		3,075,184	3,081,918
Unitymedia Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.1687% 9/30/25 (c)(d)		4,130,000	4,125,581
Virgin Media Bristol LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.4187% 1/15/26 (c)(d)		5,000,000	4,983,500
WideOpenWest Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.1888% 8/19/23 (c)(d)		10,934,838	10,499,741
Ziggo Secured Finance Partnership Tranche E, term loan 3 month U.S. LIBOR + 2.500% 4.4187% 4/15/25 (c)(d)		4,610,000	4,582,248
			132,153,837
Multiline Retail - 0.0%
JC Penney Corp., Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.5694% 6/23/23 (c)(d)		6,460,373	6,070,942
Specialty Retail - 0.1%
ABB Optical Group LLC Tranche B, term loan 3 month U.S. LIBOR + 5.000% 6.9441% 6/15/23 (c)(d)		1,320,750	1,327,354
Academy Ltd. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.9421% 7/2/22 (c)(d)		5,107,939	4,036,856
Burlington Coat Factory Warehouse Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.48% 11/17/24 (c)(d)		4,246,830	4,262,755
Davids Bridal, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.31% 10/11/19 (c)(d)		1,822,935	1,600,537
Party City Holdings, Inc. term loan 3 month U.S. LIBOR + 2.750% 4.9414% 8/19/22 (c)(d)		4,651,098	4,668,539
PETCO Animal Supplies, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.6088% 1/26/23 (c)(d)		4,742,546	3,323,719
PetSmart, Inc. term loan 3 month U.S. LIBOR + 3.000% 4.92% 3/11/22 (c)(d)		3,247,008	2,530,426
Sports Authority, Inc. Tranche B, term loan 3 month U.S. LIBOR + 6.000% 0% 11/16/17 (d)(f)		1,891,850	378
			21,750,564

TOTAL CONSUMER DISCRETIONARY			450,824,363

CONSUMER STAPLES - 0.3%
Beverages - 0.0%
Arterra Wines Canada, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.8764% 12/16/23 (c)(d)		1,975,000	1,982,406
Food & Staples Retailing - 0.2%
Agro Merchants Intermediate Ho Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.052% 12/6/24 (c)(d)		2,229,568	2,240,716
Albertson's LLC Tranche B, term loan:
3 month U.S. LIBOR + 2.750% 4.7303% 8/25/21(c)(d)		21,403,651	21,165,214
3 month U.S. LIBOR + 3.000% 5.2916% 12/21/22 (c)(d)		4,557,975	4,508,886
3 month U.S. LIBOR + 3.000% 5.3194% 6/22/23 (c)(d)		8,049,330	7,952,577
Albertsons Companies, Inc. Tranche 1LN, term loan 3 month U.S. LIBOR + 3.000% 6/1/23 (d)(r)		2,500,000	2,501,875
BI-LO LLC Tranche B, term loan 3 month U.S. LIBOR + 8.000% 9.4803% 5/15/24 (c)(d)		9,000,000	8,700,030
BJ's Wholesale Club, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.500% 9.4227% 2/3/25 (c)(d)		1,991,507	2,008,932
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.4227% 2/3/24 (c)(d)		9,539,180	9,546,811
CTI Foods Holdings Co. LLC Tranche 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.49% 6/28/20 (c)(d)		1,072,224	914,961
Eg Finco Ltd. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.3375% 2/6/25 (c)(d)		1,015,000	1,011,620
GOBP Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.802% 10/21/21 (c)(d)		3,824,895	3,831,282
Shearer's Foods, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 6.750% 9.052% 6/30/22 (c)(d)		2,913,000	2,738,220
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.938% 6.552% 6/30/21 (c)(d)		3,306,637	3,273,570
Smart & Final, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.4803% 11/15/22 (c)(d)		4,033,000	3,932,175
SUPERVALU, Inc. term loan:
3 month U.S. LIBOR + 3.500% 5.4803% 6/8/24 (c)(d)		540,329	540,496
3 month U.S. LIBOR + 3.500% 5.4803% 6/8/24 (c)(d)		324,197	324,298
Tops Markets LLC term loan:
3 month U.S. LIBOR + 9.500% 11.4375% 2/23/19 (c)(d)(e)		1,016,089	1,016,089
3 month U.S. LIBOR + 9.500% 11.5% 2/23/19 (c)(d)(e)		1,016,089	1,016,089
U.S. Foods, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.4803% 6/27/23 (c)(d)		3,438,750	3,450,476
			80,674,317
Food Products - 0.1%
Arctic Glacier Group Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.4803% 3/20/24 (c)(d)		801,915	807,264
Chobani LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.4803% 10/7/23 (c)(d)		4,302,842	4,308,221
Hostess Brands LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.2303% 8/3/22 (c)(d)		1,051,375	1,054,004
JBS USA Lux SA Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.6815% 10/30/22 (c)(d)		8,907,601	8,879,186
Post Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.97% 5/24/24 (c)(d)		9,275,162	9,276,831
			24,325,506
Personal Products - 0.0%
Prestige Brands, Inc. term loan 3 month U.S. LIBOR + 2.000% 3.9803% 1/26/24 (c)(d)		1,576,653	1,582,171

TOTAL CONSUMER STAPLES			108,564,400

ENERGY - 0.3%
Energy Equipment & Services - 0.0%
Brazos Delaware II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.9478% 5/21/25 (c)(d)		2,500,000	2,493,750
Forbes Energy Services LLC Tranche B, term loan 14% 4/13/21 (c)(e)		1,574,589	1,586,399
FTS International, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.7303% 4/16/21 (c)(d)		3,002,393	3,013,652
Keane Group Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.75% 5/25/25 (c)(d)		1,185,000	1,184,265
Lucid Energy Group Ii Borrower Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.9338% 2/16/25 (c)(d)		3,000,000	2,970,000
			11,248,066
Oil, Gas & Consumable Fuels - 0.3%
Arctic LNG Carriers Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.4803% 5/18/23 (c)(d)		3,269,284	3,271,344
Bcp Raptor LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.3058% 6/22/24 (c)(d)		2,661,753	2,593,000
California Resources Corp.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 10.375% 12.3363% 12/31/21 (c)(d)		6,470,000	7,250,476
Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.6978% 12/31/22 (c)(d)		8,050,000	8,227,744
Chesapeake Energy Corp. Tranche 1LN, term loan 3 month U.S. LIBOR + 7.500% 9.4683% 8/23/21 (c)(d)		17,285,000	18,145,620
Citgo Petroleum Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.808% 7/29/21 (c)(d)		5,568,730	5,587,274
Consolidated Energy Finance SA Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.4171% 5/7/25 (c)(d)		5,000,000	4,993,750
Delek U.S. Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.4803% 3/13/25 (c)(d)		1,255,000	1,259,706
Foresight Energy LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.750% 8.1088% 3/28/22 (c)(d)		1,845,049	1,817,834
Gavilan Resources LLC Tranche 2LN, term loan 3 month U.S. LIBOR + 6.000% 7.9338% 3/1/24 (c)(d)		3,500,000	3,425,625
Houston Fuel Oil Terminal Co. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.8% 8/19/21 (c)(d)		7,152,531	7,201,741
Limetree Bay Terminals LLC term loan 3 month U.S. LIBOR + 4.000% 5.9613% 2/15/24 (c)(d)		2,836,353	2,826,426
Medallion Midland Acquisition Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.2303% 10/30/24 (c)(d)		3,286,763	3,233,353
Moxie Patriot LLC Tranche B, term loan 3 month U.S. LIBOR + 5.750% 8.052% 12/19/20 (c)(d)		5,538,445	5,424,243
			75,258,136

TOTAL ENERGY			86,506,202

FINANCIALS - 0.3%
Capital Markets - 0.1%
Cypress Intermediate Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.99% 4/27/24 (c)(d)		3,022,163	3,026,484
HarbourVest Partners LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.552% 3/1/25 (c)(d)		3,370,000	3,367,203
IBC Capital U.S. LLC:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.000% 9.0714% 9/9/22 (c)(d)		1,505,000	1,501,238
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.8214% 9/10/21 (c)(d)		1,844,055	1,842,912
Recess Holdings, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 3.750% 9/29/24 (c)(d)(s)		205,357	206,384
3 month U.S. LIBOR + 3.750% 6.203% 9/29/24 (c)(d)		1,512,045	1,519,605
			11,463,826
Diversified Financial Services - 0.1%
Bcp Renaissance Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.8629% 10/31/24 (c)(d)		3,415,000	3,411,278
Deerfield Holdings Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.552% 2/13/25 (c)(d)		2,315,000	2,312,106
Delos Finance SARL Tranche B, term loan 3 month U.S. LIBOR + 1.750% 4.052% 10/6/23 (c)(d)		4,118,000	4,129,777
Extell Boston 5.154% 8/31/21 (c)		951,865	951,865
Finco I LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.2303% 7/14/22 (c)(d)		2,995,278	2,995,278
Flying Fortress Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 4.052% 10/30/22 (c)(d)		2,000,000	2,012,920
Focus Financial Partners LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.052% 7/3/24 (c)(d)		1,728,075	1,733,259
Greensky Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.25% 3/29/25 (c)(d)		1,395,000	1,405,463
Kingpin Intermediate Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.23% 7/3/24(c)(d)		992,500	1,001,184
Lions Gate Capital Holdings Ll Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.2112% 3/24/25 (c)(d)		2,000,000	1,996,260
NAB Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.302% 6/30/24 (c)(d)		1,746,225	1,746,225
Onvoy LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.802% 2/10/24 (c)(d)		2,722,500	2,620,406
The Edelman Financial Center L Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.7319% 11/9/24 (c)(d)		2,493,750	2,503,875
TransUnion LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.9803% 4/9/23 (c)(d)		4,869,448	4,857,275
UFC Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.24% 8/18/23 (c)(d)		2,951,297	2,960,771
VF Holdings Corp. term loan 3 month U.S. LIBOR + 3.250% 5.2303% 6/30/23 (c)(d)		1,477,500	1,477,958
			38,115,900
Insurance - 0.1%
Acrisure LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.6088% 11/22/23 (c)(d)		4,341,668	4,366,980
Alliant Holdings Intermediate LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.9285% 5/10/25 (c)(d)		5,402,263	5,395,510
AmWINS Group, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 6.750% 8.7303% 1/25/25 (c)(d)		275,000	277,406
Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.6966% 1/25/24 (c)(d)		1,481,250	1,481,946
Asurion LLC:
Tranche B 6LN, term loan 3 month U.S. LIBOR + 2.750% 4.7303% 11/3/23 (c)(d)		7,362,244	7,389,853
Tranche B, term loan:
3 month U.S. LIBOR + 2.750% 4.7303% 8/4/22 (c)(d)		4,521,729	4,536,425
3 month U.S. LIBOR + 6.000% 7.9803% 8/4/25 (c)(d)		3,935,000	4,027,473
HUB International Ltd. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.3595% 4/25/25 (c)(d)		6,585,000	6,571,303
USI, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.302% 5/16/24 (c)(d)		5,611,800	5,600,127
			39,647,023
Real Estate Management & Development - 0.0%
DTZ U.S. Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.5723% 11/4/21 (c)(d)		5,218,919	5,215,005
MGM Growth Properties Operating Partner LP Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.7544% 3/23/25 (c)(d)		4,773,850	4,770,557
			9,985,562
Thrifts & Mortgage Finance - 0.0%
Ocwen Loan Servicing LLC Tranche B, term loan 3 month U.S. LIBOR + 5.000% 6.9338% 12/5/20 (c)(d)		955,408	964,962

TOTAL FINANCIALS			100,177,273

HEALTH CARE - 0.3%
Health Care Equipment & Supplies - 0.0%
American Renal Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.2303% 6/22/24 (c)(d)		2,803,813	2,804,822
Ortho-Clinical Diagnostics, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.7285% 6/30/21 (c)(d)		8,868,915	8,871,133
			11,675,955
Health Care Providers & Services - 0.2%
Community Health Systems, Inc.:
Tranche G, term loan 3 month U.S. LIBOR + 3.000% 5.3072% 12/31/19 (c)(d)		1,034,624	1,029,068
Tranche H, term loan 3 month U.S. LIBOR + 3.250% 5.5572% 1/27/21 (c)(d)		7,364,915	7,166,062
Concentra, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.66% 6/1/22 (c)(d)		1,220,000	1,223,050
CVS Holdings I LP:
Tranche 2LN, term loan 3 month U.S. LIBOR + 6.750% 8.6201% 2/6/26 (c)(d)		750,000	746,250
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.9803% 2/6/25 (c)(d)		1,225,000	1,214,281
Envision Healthcare Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.99% 12/1/23 (c)(d)		3,106,723	3,109,861
Equian Buyer Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.2028% 5/19/24 (c)(d)		1,994,975	2,004,950
Ghx Ultimate Parent Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.302% 6/30/24 (c)(d)		1,250,550	1,251,338
HCA Holdings, Inc.:
Tranche B 10LN, term loan 3 month U.S. LIBOR + 2.000% 3.9803% 3/13/25 (c)(d)		5,470,000	5,506,485
Tranche B 11LN, term loan 3 month U.S. LIBOR + 1.750% 3.7303% 3/18/23 (c)(d)		6,578,383	6,612,196
Kindred Healthcare, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.25% 4/9/21 (c)(d)		1,550,424	1,548,486
MPH Acquisition Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.052% 6/7/23 (c)(d)		2,103,746	2,106,650
Onex Schumacher Finance LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.9803% 7/31/22 (c)(d)		1,133,933	1,128,264
Prospect Medical Holdings, Inc. Tranche 1LN, term loan 3 month U.S. LIBOR + 5.500% 7.4375% 2/22/24 (c)(d)		2,130,000	2,135,325
U.S. Anesthesia Partners, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.9803% 6/23/24 (c)(d)		1,491,244	1,495,255
U.S. Renal Care, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 8.000% 10.302% 12/31/23 (c)(d)		3,000,000	2,992,500
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.552% 12/31/22 (c)(d)		7,354,931	7,315,067
Vizient, Inc. Tranche B 3LN, term loan 3 month U.S. LIBOR + 3.500% 4.7303% 2/11/23 (c)(d)		1,187,255	1,194,675
Wink Holdco, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.9803% 12/1/24 (c)(d)		2,493,750	2,480,533
			52,260,296
Health Care Technology - 0.0%
Press Ganey Holdings, Inc.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.7303% 10/21/23 (c)(d)		3,857,966	3,871,469
Tranche 2LN, term loan 3 month U.S. LIBOR + 6.500% 8.4803% 10/21/24 (c)(d)		449,440	455,620
			4,327,089
Life Sciences Tools & Services - 0.0%
Albany Molecular Research, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 3.250% 5.2303% 8/30/24 (c)(d)		1,598,222	1,593,555
3 month U.S. LIBOR + 7.000% 8.9803% 8/30/25 (c)(d)		580,000	586,281
PAREXEL International Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.7303% 8/11/24 (c)(d)		4,033,416	4,027,124
			6,206,960
Pharmaceuticals - 0.1%
HLF Financing U.S. LLC Tranche B, term loan 3 month U.S. LIBOR + 5.500% 7.4803% 2/15/23 (c)(d)		5,564,021	5,609,924
Innoviva, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.8313% 8/18/22 (c)(d)		1,257,300	1,263,587
Lannett Co., Inc.:
Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.7303% 11/25/20 (c)(d)		237,941	237,044
Tranche B, term loan 3 month U.S. LIBOR + 5.375% 7.3553% 11/25/22 (c)(d)		9,065,908	9,028,013
NVA Holdings, Inc. Tranche B 3LN, term loan 3 month U.S. LIBOR + 2.750% 5.052% 2/2/25 (c)(d)		975,000	975,614
RPI Finance Trust Tranche B 6LN, term loan 3 month U.S. LIBOR + 2.000% 4.302% 3/27/23 (c)(d)		3,903,636	3,912,692
Valeant Pharmaceuticals International, Inc.:
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5/17/25 (d)(r)		2,500,000	2,504,075
Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.42% 4/1/22 (c)(d)		8,345,130	8,354,560
			31,885,509

TOTAL HEALTH CARE			106,355,809

INDUSTRIALS - 0.5%
Aerospace & Defense - 0.1%
TransDigm, Inc.:
Tranche E, term loan 3 month U.S. LIBOR + 2.500% 4.4756% 5/30/25 (c)(d)		2,975,966	2,965,193
Tranche F, term loan 3 month U.S. LIBOR + 2.500% 6/9/23 (d)(r)		19,199,178	19,151,180
Tranche G, term loan 3 month U.S. LIBOR + 2.500% 4.7298% 8/22/24 (c)(d)		3,970,050	3,957,306
Wesco Aircraft Hardware Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.81% 2/28/21 (c)(d)		2,000,000	1,960,000
WP CPP Holdings LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.28% 4/30/25 (c)(d)		1,500,000	1,506,090
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.750% 10.28% 4/30/26 (c)(d)		250,000	249,375
			29,789,144
Air Freight & Logistics - 0.0%
Hanjin International Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.8551% 10/18/20 (c)(d)		1,625,000	1,629,063
Transplace Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.6684% 10/5/24 (c)(d)		1,870,313	1,880,132
XPO Logistics, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.9613% 2/23/25 (c)(d)		1,475,000	1,476,667
			4,985,862
Airlines - 0.0%
American Airlines, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.9285% 10/10/21 (c)(d)		6,177,773	6,172,646
Building Products - 0.0%
GYP Holdings III Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.3588% 4/1/23 (c)(d)		3,776,731	3,772,954
HD Supply, Inc. Tranche B 4LN, term loan 3 month U.S. LIBOR + 2.500% 4.802% 10/17/23 (c)(d)		987,538	992,475
Jeld-Wen, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.302% 12/14/24 (c)(d)		1,192,013	1,193,133
The Hillman Group, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 3.500% 5/16/25 (d)(r)		762,590	762,590
3 month U.S. LIBOR + 3.500% 5/16/25 (d)(r)		237,410	237,410
			6,958,562
Commercial Services & Supplies - 0.2%
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.6107% 6/21/24 (c)(d)		9,006,938	9,052,963
Filtration Group Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.302% 3/29/25 (c)(d)		1,575,000	1,582,088
Harland Clarke Holdings Corp. Tranche B 7LN, term loan 3 month U.S. LIBOR + 4.750% 7.052% 11/3/23 (c)(d)		4,787,045	4,712,654
Hd Supply Waterworks Ltd. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.1154% 8/1/24 (c)(d)		796,000	799,646
KAR Auction Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.8125% 3/9/23 (c)(d)		1,114,356	1,117,844
Lineage Logistics Holdings, LLC. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.9803% 2/27/25 (c)(d)		6,885,000	6,867,788
Merrill Communications LLC Tranche B, term loan 3 month U.S. LIBOR + 5.250% 7.6088% 6/1/22 (c)(d)		1,631,466	1,643,702
Multi-Color Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.2303% 10/31/24 (c)(d)		1,276,800	1,281,588
Optiv Security, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.25% 2/1/24 (c)(d)		1,340,102	1,306,599
Prime Security Services Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.7303% 5/2/22 (c)(d)		4,331,069	4,314,308
Prometric Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.99% 1/29/25 (c)(d)		1,010,000	1,015,050
SAI Global GP Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.802% 12/8/23 (c)(d)(e)		2,468,750	2,394,688
The Brickman Group, Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.9599% 12/18/20 (c)(d)		2,666,544	2,678,890
Thomson Reuters IP&S Tranche B, term loan 1 month U.S. LIBOR + 3.250% 5.2303% 10/3/23 (c)(d)		3,758,061	3,760,428
TMK Hawk Parent Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.49% 9/26/24 (c)(d)		1,293,639	1,291,220
Wrangler Buyer Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.7303% 9/28/24 (c)(d)		1,731,438	1,733,325
WTG Holdings III Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.302% 12/20/24 (c)(d)		2,201,355	2,215,114
			47,767,895
Construction & Engineering - 0.1%
AECOM Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.7303% 3/13/25 (c)(d)		2,040,000	2,040,632
Pike Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.49% 3/23/25 (c)(d)		1,426,203	1,440,465
Pisces Midco, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.089% 4/12/25 (c)(d)		3,000,000	3,004,500
Traverse Midstream Partners Ll Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.85% 9/27/24 (c)(d)		3,515,000	3,515,000
Ventia Deco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.802% 5/21/22 (c)(d)		3,152,149	3,167,910
			13,168,507
Electrical Equipment - 0.0%
Vertiv Group Corp. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.9088% 11/30/23 (c)(d)		3,257,499	3,212,709
Machinery - 0.1%
Apergy Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.4375% 5/9/25 (c)(d)		1,205,000	1,207,265
Doosan Bobcat Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.302% 5/18/24 (c)(d)		1,463,864	1,461,580
Gardner Denver, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.052% 7/30/24 (c)(d)		1,024,850	1,028,693
Onex Wizard U.S. Acquisition, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.6508% 3/13/22 (c)(d)		3,575,863	3,595,244
The Gates Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.052% 3/31/24 (c)(d)		390,059	391,643
			7,684,425
Marine - 0.0%
International Seaways Operating Corp. Tranche B, term loan 3 month U.S. LIBOR + 5.500% 7.49% 6/22/22 (c)(d)		3,175,063	3,159,187
Navios Maritime Partners LP Tranche B, term loan 3 month U.S. LIBOR + 5.000% 7.08% 9/14/20 (c)(d)		2,850,002	2,847,637
			6,006,824
Professional Services - 0.0%
AlixPartners LLP Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.052% 4/4/24 (c)(d)		3,341,250	3,347,532
Asgn, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.9803% 4/2/25 (c)(d)		1,148,905	1,151,065
Science Applications International Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.375% 5/4/22 (c)(d)		1,405,732	1,415,221
			5,913,818
Road & Rail - 0.0%
Hertz Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.6508% 6/30/23 (c)(d)		2,263,442	2,259,209
Trading Companies & Distributors - 0.0%
Beacon Roofing Supply, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.1777% 1/2/25 (c)(d)		1,000,000	999,460
Fly Funding II SARL Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.37% 2/9/23 (c)(d)		3,483,204	3,478,850
			4,478,310
Transportation Infrastructure - 0.0%
DAE Aviation Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.73% 7/7/22 (c)(d)		3,263,114	3,273,980

TOTAL INDUSTRIALS			141,671,891

INFORMATION TECHNOLOGY - 0.8%
Communications Equipment - 0.0%
Radiate Holdco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.9803% 2/1/24 (c)(d)		9,948,515	9,795,607
Zayo Group LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.9803% 1/19/21 (c)(d)		1,945,350	1,951,030
			11,746,637
Electronic Equipment & Components - 0.1%
ATS Consolidated, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.6588% 2/28/25 (c)(d)		1,590,000	1,601,925
DG Investment Intermediate Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.9803% 1/26/25 (c)(d)(s)		111,774	111,286
Electro Rent Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 7.3291% 1/31/24 (c)(d)		1,278,526	1,280,662
EPV Merger Sub, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.2303% 3/8/26 (c)(d)		355,000	355,000
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.2303% 3/8/25 (c)(d)		1,230,000	1,229,237
EXC Holdings III Corp. Tranche B, term loan:
3 month U.S. LIBOR + 3.500% 5.1605% 12/2/24 (c)(d)		1,206,975	1,216,534
3 month U.S. LIBOR + 7.500% 9.1605% 12/1/25 (c)(d)		750,000	766,875
Go Daddy Operating Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.2303% 2/15/24 (c)(d)		10,336,248	10,366,016
Gopher Sub, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.302% 2/1/25 (c)(d)		1,043,226	1,038,667
Tranche B 2LN, term loan 3 month U.S. LIBOR + 6.750% 9.052% 2/1/26 (c)(d)		435,000	437,175
Infor U.S., Inc. Tranche B 6LN, term loan 3 month U.S. LIBOR + 2.750% 4.7303% 2/1/22 (c)(d)		2,186,338	2,185,114
Lux FinCo U.S. SPV Tranche B 3LN, term loan 3 month U.S. LIBOR + 3.500% 5.4597% 10/16/22 (c)(d)		1,898,532	1,898,532
TTM Technologies, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.407% 9/28/24 (c)(d)		4,490,000	4,501,225
			26,988,248
Internet Software & Services - 0.2%
Ancestry.Com Operations, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.23% 10/19/23 (c)(d)		4,912,500	4,912,500
Cvent, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.7303% 11/29/24 (c)(d)		2,500,000	2,493,750
EIG Investors Corp. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.3175% 2/9/23 (c)(d)		5,098,482	5,117,601
GTT Communications, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4/26/25 (d)(r)		3,000,000	2,961,420
I-Logic Technologies Bidco Ltd. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.302% 12/21/24 (c)(d)		2,463,988	2,479,388
Leidos Innovations Corp. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.75% 8/16/23 (c)(d)		1,797,603	1,806,969
Marketo, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.6131% 2/7/25 (c)(d)		2,675,000	2,661,625
Mcafee LLC Tranche B, term loan:
3 month U.S. LIBOR + 4.500% 6.4683% 9/29/24 (c)(d)		7,392,414	7,439,651
3 month U.S. LIBOR + 8.500% 10.4683% 9/29/25 (c)(d)		2,000,000	2,028,120
MH Sub I LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.6838% 9/15/24 (c)(d)		1,990,000	1,990,000
Travelclick, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.4803% 5/12/21 (c)(d)		920,742	924,774
Uber Technologies, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 4.000% 5.9171% 4/4/25 (c)(d)		4,500,000	4,526,235
3 month U.S. LIBOR + 4.000% 5.9803% 7/13/23 (c)(d)		12,765,733	12,787,052
			52,129,085
IT Services - 0.1%
Cologix Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.9613% 3/20/24 (c)(d)		1,980,000	1,979,386
First Data Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.9654% 7/10/22 (c)(d)		15,665,088	15,658,508
Global Payments, Inc. Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 3.7303% 4/22/23 (c)(d)		1,232,165	1,237,303
Mitchell International, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 3.250% 5.2183% 11/20/24 (c)(d)		141,791	141,740
3 month U.S. LIBOR + 3.250% 5.2303% 12/1/24 (c)(d)		1,758,209	1,757,576
3 month U.S. LIBOR + 7.250% 9.2303% 12/1/25 (c)(d)		750,000	754,373
Neustar, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 8.000% 10.302% 8/8/25 (c)(d)		699,806	691,058
Tranche B 3LN, term loan 3 month U.S. LIBOR + 2.500% 4.802% 1/8/20 (c)(d)		325,708	326,659
Tranche B 4LN, term loan 3 month U.S. LIBOR + 3.500% 5.5558% 8/8/24 (c)(d)		2,427,800	2,429,330
Tempo Acquisition LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.9803% 5/1/24 (c)(d)		5,329,725	5,330,844
Vantiv LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.9187% 8/7/24 (c)(d)		3,750,000	3,755,288
WEX, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.2303% 7/1/23 (c)(d)		3,186,319	3,194,795
Xerox Business Services LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.9803% 12/7/23 (c)(d)		3,480,938	3,501,231
			40,758,091
Semiconductors & Semiconductor Equipment - 0.0%
Cavium, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.2183% 8/16/22 (c)(d)		1,558,209	1,558,209
Microchip Technology, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.97% 5/24/25 (c)(d)		5,000,000	5,026,250
Omnitracs LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.0211% 3/21/25 (c)(d)		1,500,000	1,490,625
			8,075,084
Software - 0.4%
Almonde, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.5572% 6/13/25 (c)(d)		2,365,000	2,286,813
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.8072% 6/13/24 (c)(d)		7,855,638	7,726,019
Aptean, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 9.500% 11.81% 12/20/23 (c)(d)		685,000	687,144
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.56% 12/20/22 (c)(d)		1,910,700	1,911,178
Ceridian HCM Holding, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.2256% 4/30/25 (c)(d)		3,500,000	3,508,750
Compuware Corp. Tranche B 3LN, term loan 3 month U.S. LIBOR + 3.500% 5.48% 12/15/21 (c)(d)		5,922,967	5,966,205
Digicert Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.7303% 10/31/24 (c)(d)		5,235,000	5,221,913
Epicor Software Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.24% 6/1/22 (c)(d)		9,746,513	9,789,982
Evo Payments International LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.98% 12/22/23 (c)(d)		2,475,000	2,479,133
Flexera Software LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.24% 2/26/25 (c)(d)		975,000	978,169
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.24% 2/26/26 (c)(d)		85,000	85,372
Hyland Software, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.2303% 7/1/22 (c)(d)		1,349,774	1,358,939
ION Trading Technologies Ltd. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.052% 11/21/24 (c)(d)		4,488,750	4,438,252
Kronos, Inc.:
2LN, term loan 3 month U.S. LIBOR + 8.250% 10.6081% 11/1/24 (c)(d)		5,095,000	5,273,325
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.3573% 11/1/23 (c)(d)		14,469,124	14,529,460
Landesk Group, Inc. term loan:
3 month U.S. LIBOR + 4.250% 6.24% 1/20/24 (c)(d)		5,185,793	5,105,828
3 month U.S. LIBOR + 9.000% 10.99% 1/20/25 (c)(d)		1,000,000	946,670
MA FinanceCo. LLC:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.500% 4.4803% 11/20/21 (c)(d)		478,800	477,306
Tranche B 3LN, term loan:
3 month U.S. LIBOR + 2.750% 4.7303% 6/21/24 (c)(d)		8,072,732	8,041,007
3 month U.S. LIBOR + 2.750% 4.7303% 6/21/24 (c)(d)		1,209,005	1,204,254
Renaissance Holding Corp.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5/21/25 (d)(r)		3,245,000	3,245,000
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.000% 5/21/26 (d)(r)		1,560,000	1,563,900
Solera LLC:
Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.7303% 3/3/23 (c)(d)		1,203,842	1,206,852
Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.7303% 3/3/23 (c)(d)		4,865,956	4,878,120
Sophia L.P. term loan 3 month U.S. LIBOR + 3.250% 5.552% 9/30/22 (c)(d)		4,800,876	4,804,284
SS&C Technologies, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.2303% 7/8/22 (c)(d)		1,487,612	1,495,511
Tranche B 3LN, term loan 3 month U.S. LIBOR + 2.500% 4.4803% 3/9/25 (c)(d)		6,981,366	7,016,273
Tranche B 4LN, term loan 3 month U.S. LIBOR + 2.500% 4.4803% 3/9/25 (c)(d)		2,613,824	2,626,893
Sybil Software LLC. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.4934% 9/30/23 (c)(d)		2,732,321	2,742,949
TIBCO Software, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.49% 12/4/20 (c)(d)		771,242	773,363
			112,368,864
Technology Hardware, Storage & Peripherals - 0.0%
Dell International LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.99% 9/7/23 (c)(d)		1,600,159	1,598,159

TOTAL INFORMATION TECHNOLOGY			253,664,168

MATERIALS - 0.3%
Chemicals - 0.1%
American Rock Salt Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.7303% 3/21/25 (c)(d)		2,245,000	2,257,639
Ashland LLC Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.699% 5/17/24 (c)(d)		1,985,000	1,989,466
ASP Chromaflo Intermediate Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.4803% 11/18/23 (c)(d)		1,797,250	1,803,990
Ineos Styrolution U.S. Holding LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.9756% 3/29/24 (c)(d)		784,962	786,186
Invictus U.S. Newco LLC:
Tranche 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.0994% 3/28/25 (c)(d)		1,365,000	1,370,119
Tranche 2LN, term loan 3 month U.S. LIBOR + 6.750% 8.7303% 3/28/26 (c)(d)		750,000	757,500
Jade Germany GmbH Tranche B, term loan 3 month U.S. LIBOR + 5.500% 7.953% 5/31/23 (c)(d)		2,977,500	2,986,820
Kraton Polymers LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.4803% 3/8/25 (c)(d)		2,000,000	2,006,780
MacDermid, Inc.:
Tranche B 6LN, term loan 3 month U.S. LIBOR + 3.000% 4% 6/7/23 (c)(d)		3,078,767	3,087,757
Tranche B 7LN, term loan 3 month U.S. LIBOR + 2.500% 4.4803% 6/7/20 (c)(d)		2,412,413	2,418,878
OCI Partners LP Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.302% 3/13/25 (c)(d)		2,500,000	2,523,450
Oxea Corp. Tranche B2, term loan 3 month U.S. LIBOR + 3.500% 5.875% 10/11/24 (c)(d)		4,089,450	4,092,026
PQ Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.4803% 2/8/25 (c)(d)		947,625	947,625
The Chemours Co. LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 3.74% 4/3/25 (c)(d)		2,357,203	2,351,310
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. term loan 3 month U.S. LIBOR + 2.000% 3.9803% 9/6/24 (c)(d)		1,990,000	1,993,741
Tronox Blocked Borrower LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.302% 9/22/24 (c)(d)		1,895,366	1,903,819
Tronox Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.302% 9/22/24 (c)(d)		4,373,922	4,393,429
Univar, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.4803% 7/1/24 (c)(d)		1,108,346	1,113,422
Venator Materials LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.9803% 8/8/24 (c)(d)		1,253,700	1,263,103
W. R. Grace & Co.-Conn.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 4.058% 4/3/25 (c)(d)		744,211	744,910
Tranche B 2LN, term loan 3 month U.S. LIBOR + 1.750% 4.058% 4/3/25 (c)(d)		1,275,789	1,276,989
			42,068,959
Containers & Packaging - 0.1%
Berlin Packaging, LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.9315% 11/7/25 (c)(d)		6,100,000	6,105,063
Berry Global, Inc.:
term loan 3 month U.S. LIBOR + 1.750% 0% 1/6/21 (d)		3,552,000	3,558,109
Tranche Q, term loan 3 month U.S. LIBOR + 2.000% 3.96% 10/1/22 (c)(d)		4,956,562	4,970,093
BWAY Holding Co. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.9632% 4/3/24 (c)(d)		992,500	994,098
Caraustar Industries, Inc. Tranche B, term loan 3 month U.S. LIBOR + 5.500% 7.802% 3/14/22 (c)(d)		3,474,900	3,505,375
Charter Nex U.S., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.9803% 5/16/24 (c)(d)		1,225,738	1,225,431
Consolidated Container Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.6593% 5/22/24 (c)(d)		2,278,564	2,287,679
Crown Americas LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 4.3118% 1/29/25 (c)(d)		2,690,000	2,704,284
Flex Acquisition Co., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.308% 12/29/23 (c)(d)		4,504,500	4,494,860
Plastipak Packaging, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.49% 10/14/24 (c)(d)		815,900	817,173
Printpack Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5% 7/26/23 (c)(d)		1,063,800	1,065,130
Reynolds Group Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.7303% 2/5/23 (c)(d)		12,961,389	12,983,034
			44,710,329
Metals & Mining - 0.1%
Atkore International, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.06% 12/22/23 (c)(d)		1,296,750	1,299,758
Gulf Finance LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 7.56% 8/25/23 (c)(d)		6,974,587	5,974,920
JMC Steel Group, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.999% 6/14/21 (c)(d)		2,844,118	2,845,312
Murray Energy Corp. Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.552% 4/16/20 (c)(d)		5,932,967	5,507,751
U.S. Silica Co. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.8125% 5/1/25 (c)(d)		860,000	865,917
			16,493,658

TOTAL MATERIALS			103,272,946

REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.0%
Invitation Homes Operating Par Tranche B, term loan 3 month U.S. LIBOR + 1.800% 3.7338% 2/6/22 (c)(d)(e)		945,000	922,556
iStar Financial, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.9316% 10/1/21 (c)(d)		923,014	927,629
The GEO Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 4.3181% 3/23/24 (c)(d)		1,460,250	1,459,345
			3,309,530
Real Estate Management & Development - 0.1%
Capital Automotive LP:
Tranche 2LN, term loan 3 month U.S. LIBOR + 6.000% 7.99% 3/24/25 (c)(d)		876,161	889,303
Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.49% 3/24/24 (c)(d)		170,293	170,133
Realogy Group LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.1785% 2/8/25 (c)(d)		4,951,407	4,973,491
Simply Storage Management LLC 8.2375% 9/6/21 (c)(e)		1,305,000	1,312,830
VICI Properties, LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 3.9613% 12/22/24 (c)(d)		8,590,909	8,586,098
			15,931,855

TOTAL REAL ESTATE			19,241,385

TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.2%
Altice Financing SA Tranche B, term loan:
3 month U.S. LIBOR + 2.750% 5.0977% 7/15/25 (c)(d)		3,118,500	3,063,926
3 month U.S. LIBOR + 2.750% 5.0977% 1/31/26 (c)(d)		5,472,500	5,365,786
Frontier Communications Corp.:
Tranche A, term loan 3 month U.S. LIBOR + 2.750% 4.74% 3/31/21 (c)(d)		5,522,155	5,447,937
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.74% 6/15/24 (c)(d)		11,029,661	10,926,313
Level 3 Financing, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.2113% 2/22/24 (c)(d)		11,805,000	11,811,611
Sable International Finance Ltd. Tranche B 4LN, term loan 3 month U.S. LIBOR + 3.250% 5.2303% 2/2/26 (c)(d)		10,790,000	10,845,137
Securus Technologies, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 4.500% 6.4803% 11/1/24 (c)(d)		9,556,050	9,586,152
3 month U.S. LIBOR + 8.250% 10.2303% 11/1/25 (c)(d)		3,360,000	3,366,317
SFR Group SA Tranche B 11LN, term loan 3 month U.S. LIBOR + 2.750% 4.7303% 7/31/25 (c)(d)		8,748,590	8,571,781
			68,984,960
Wireless Telecommunication Services - 0.2%
Digicel International Finance Ltd. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.61% 5/25/24 (c)(d)		4,688,024	4,564,963
Intelsat Jackson Holdings SA:
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.7183% 11/27/23 (c)(d)		21,300,000	21,363,900
Tranche B-4, term loan 3 month U.S. LIBOR + 4.500% 6.4683% 1/2/24 (c)(d)		3,500,000	3,617,495
Tranche B-5, term loan 6.625% 1/2/24		4,735,000	4,843,526
SBA Senior Finance II, LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4/11/25 (d)(r)		2,000,000	1,996,660
Syniverse Holdings, Inc.:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 9.000% 10.9277% 3/11/24 (c)(d)		1,740,000	1,728,394
Tranche B, term loan 3 month U.S. LIBOR + 5.000% 6.9277% 3/9/23 (c)(d)		11,460,000	11,470,658
			49,585,596

TOTAL TELECOMMUNICATION SERVICES			118,570,556

UTILITIES - 0.1%
Electric Utilities - 0.1%
Empire Generating Co. LLC:
Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.61% 3/14/21 (c)(d)		884,824	565,181
Tranche C, term loan 3 month U.S. LIBOR + 4.250% 6.61% 3/14/21 (c)(d)		87,227	55,716
Exgen Renewables Iv LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.31% 11/28/24 (c)(d)		2,942,098	2,953,131
Green Energy Partners/Stonewall LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 7.802% 11/13/21 (c)(d)		3,026,790	2,988,955
Lightstone Holdco LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.7303% 1/30/24 (c)(d)		2,474,729	2,482,475
Tranche C 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.7303% 1/30/24 (c)(d)		158,446	158,942
Tex Operations Co. LLC:
Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.4803% 8/4/23 (c)(d)		7,164,221	7,155,265
Tranche C, term loan 3 month U.S. LIBOR + 2.500% 4.4803% 8/4/23 (c)(d)		1,272,791	1,271,200
Vistra Operations Co. LLC:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.250% 4.1988% 12/14/23 (c)(d)		1,481,250	1,483,901
Tranche B 3LN, term loan 3 month U.S. LIBOR + 2.000% 12/1/25 (d)(r)		3,500,000	3,490,760
			22,605,526
Gas Utilities - 0.0%
GIM Channelview Cogeneration LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.16% 4/13/25 (c)(d)		335,000	336,116
Independent Power and Renewable Electricity Producers - 0.0%
Dynegy, Inc. Tranche C-2, term loan 3 month U.S. LIBOR + 2.500% 4.4613% 2/7/24 (c)(d)		6,806,790	6,804,679
Terra-Gen Finance Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.2303% 12/9/21 (c)(d)		2,682,435	2,414,192
TerraForm AP Acquisition Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.552% 6/26/22 (c)(d)		2,322,836	2,334,451
TerraForm Power Operating LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.9803% 11/8/22 (c)(d)		807,975	807,636
The AES Corp. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 4.0694% 5/31/22 (c)(d)		4,029,300	4,023,417
			16,384,375

TOTAL UTILITIES			39,326,017

TOTAL BANK LOAN OBLIGATIONS
(Cost $1,530,785,586)			1,528,175,010

Bank Notes - 0.3%
Capital One NA 2.95% 7/23/21		18,827,000	18,527,043
Discover Bank:
(Delaware) 3.2% 8/9/21		$25,781,000	$25,473,770
3.1% 6/4/20		22,584,000	22,497,877
8.7% 11/18/19		2,958,000	3,170,121
KeyBank NA 6.95% 2/1/28		1,977,000	2,387,068
RBS Citizens NA 2.5% 3/14/19		11,319,000	11,298,867
Synchrony Bank 3.65% 5/24/21		23,372,000	23,431,092
TOTAL BANK NOTES
(Cost $106,752,209)			106,785,838

Preferred Securities - 0.7%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Volkswagen International Finance NV:
2.5%(Reg. S) (c)(g)	EUR	$1,560,000	$1,844,581
2.7%(Reg. S) (c)(g)	EUR	1,800,000	2,141,118
			3,985,699
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Cosan Overseas Ltd. 8.25% (g)		4,402,000	4,455,057
Danone SA 1.75% (Reg. S) (c)(g)	EUR	1,600,000	1,849,438
			6,304,495
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Andeavor Logistics LP 6.875% (c)(g)		7,770,000	7,937,298
Energy Transfer Partners LP. 6.25% (c)(g)		11,264,000	10,781,374
			18,718,672
FINANCIALS - 0.6%
Banks - 0.5%
Alfa Bond Issuance PLC 8% (Reg. S) (c)(g)		1,860,000	1,841,918
Banco Bilbao Vizcaya Argentaria SA 6.75% (Reg. S) (c)(g)	EUR	3,000,000	3,687,533
Banco Do Brasil SA 9% (b)(c)(g)		3,920,000	4,104,411
Banco Mercantil del Norte SA 7.625% (b)(c)(g)		1,930,000	1,940,095
Bank of America Corp.:
5.875% (c)(g)		3,665,000	3,669,407
6.1% (c)(g)		8,141,000	8,497,965
6.25% (c)(g)		5,325,000	5,618,757
6.5% (c)(g)		3,000,000	3,204,529
Bank of Nova Scotia 4.65% (c)(g)		2,055,000	1,909,203
Barclays Bank PLC 7.625% 11/21/22		31,965,000	34,754,880
Barclays PLC:
6.625% (c)(g)		15,185,000	15,436,860
7.875% (Reg. S) (c)(g)	GBP	2,000,000	2,906,328
BNP Paribas SA 6.75% (Reg. S) (c)(g)		1,845,000	1,897,104
Citigroup, Inc.:
5.875% (c)(g)		4,305,000	4,468,748
5.95% (c)(g)		2,285,000	2,405,974
5.95% (c)(g)		5,290,000	5,344,215
Credit Agricole SA:
6.625% (b)(c)(g)		10,445,000	10,627,975
7.875% (b)(c)(g)		4,250,000	4,483,663
HSBC Holdings PLC 5.25% (c)(g)	EUR	2,200,000	2,757,924
Itau Unibanco Holding SA 6.125% (b)(c)(g)		2,510,000	2,436,961
KBC Groep NV 5.625% (c)(g)	EUR	1,530,000	1,848,523
Royal Bank of Scotland Group PLC:
7.5% (c)(g)		9,170,000	9,562,840
8.625% (c)(g)		3,665,000	4,020,379
Stichting AK Rabobank Certificaten 6.5% (Reg. S) (g)	EUR	1,910,000	2,737,808
Tinkoff Credit Systems 9.25% (Reg. S) (c)(g)		800,000	834,885
			140,998,885
Capital Markets - 0.0%
Deutsche Bank AG 6% (Reg. S) (c)(g)	EUR	1,500,000	1,596,210
Goldman Sachs Group, Inc. 5% (c)(g)		7,500,000	7,154,918
			8,751,128
Diversified Financial Services - 0.0%
Magnesita Finance Ltd.:
8.625% (b)(g)		1,242,000	1,259,401
8.625% (Reg. S) (g)		144,000	146,017
			1,405,418
Insurance - 0.1%
Assicurazioni Generali SpA 6.416% (c)(g)	GBP	3,350,000	4,725,479
Aviva PLC 6.125% (c)(g)	GBP	3,670,000	5,524,476
AXA SA:
3.941% (c)(g)	EUR	1,538,000	1,921,693
6.463% (Reg. S) (c)(g)		1,012,000	1,027,187
6.6862% (c)(g)	GBP	100,000	160,221
Credit Agricole Assurances SA 4.25% (Reg. S) (c)(g)	EUR	2,900,000	3,601,521
QBE Insurance Group Ltd. 5.25% (Reg. S) (c)(g)		1,995,000	1,809,081
			18,769,658

TOTAL FINANCIALS			169,925,089

INDUSTRIALS - 0.0%
Construction & Engineering - 0.0%
Odebrecht Finance Ltd.:
7.5% (b)(g)		5,650,000	2,068,524
7.5% (Reg. S) (g)		100,000	36,611
			2,105,135
REAL ESTATE - 0.0%
Real Estate Management & Development - 0.0%
CPI Property Group SA 4.375% (Reg. S) (c)(g)	EUR	2,501,000	2,817,410
Grand City Properties SA 3.75% (c)(g)	EUR	3,400,000	4,129,742
			6,947,152
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Colombia Telecomunicaciones SA 8.5% (b)(c)(g)		1,220,000	1,283,503
UTILITIES - 0.0%
Water Utilities - 0.0%
Pennon Group PLC 2.875% (Reg. S) (c)(g)	GBP	1,925,000	2,558,183
TOTAL PREFERRED SECURITIES
(Cost $212,297,206)			211,827,928
		Shares	Value

Money Market Funds - 2.1%
Fidelity Cash Central Fund, 1.76% (t)
(Cost $665,046,794)		664,990,287	665,123,285

Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount	Value
Put Options - 0.0%
Option on an interest rate swap with Citibank to pay semi-annually a fixed rate of 3.034% and receive quarterly a floating rate based on 3-month LIBOR, expiring May 2028	4/30/21	52,400,000	$1,499,947
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 3.085% and receive quarterly a floating rate based on 3-month LIBOR, expiring May 2028	5/10/21	111,000,000	3,050,008
Option with an exercise rate of 3.00% on a credit default swap with BNP Paribas to buy protection on the 5-Year iTraxx Europe Crossover Series 29 Index expiring June 2023, paying 5% quarterly	8/15/18	EUR 40,100,000	783,339
Option with an exercise rate of 3.00% on a credit default swap with BNP Paribas to buy protection on the 5-Year iTraxx Europe Crossover Series 29 Index expiring June 2023, paying 5% quarterly	8/15/18	EUR 11,550,000	225,625

TOTAL PUT OPTIONS			5,558,919

Call Options - 0.0%
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 3.085% and pay quarterly a floating rate based on 3-month LIBOR, expiring May 2028	5/10/21	111,000,000	4,053,211
Option on an interest rate swap with JPMorgan Chase Bank NA to receive semi-annually a fixed rate of 3.034% and pay quarterly a floating rate based on 3-month LIBOR, expiring May 2028	4/30/21	52,400,000	1,816,068

TOTAL CALL OPTIONS			5,869,279

TOTAL PURCHASED SWAPTIONS
(Cost $10,615,307)			11,428,198
TOTAL INVESTMENT IN SECURITIES - 104.3%
(Cost $33,526,138,859)			33,079,660,675
NET OTHER ASSETS (LIABILITIES) - (4.3)%			(1,355,697,837)
NET ASSETS - 100%			$31,723,962,838

TBA Sale Commitments
	Principal Amount	Value
Fannie Mae
3.5% 6/1/48	$(10,400,000)	$(10,365,006)
3.5% 6/1/48	(17,700,000)	(17,640,443)
3.5% 6/1/48	(27,500,000)	(27,407,468)
3.5% 6/1/48	(2,100,000)	(2,092,934)
4% 6/1/48	(56,600,000)	(57,824,100)
4% 6/1/48	(52,400,000)	(53,533,265)
4% 6/1/48	(13,725,000)	(14,021,833)
4% 6/1/48	(13,740,000)	(14,037,158)
4% 6/1/48	(13,725,000)	(14,021,833)
4% 6/1/48	(13,725,000)	(14,021,833)
4% 6/1/48	(13,450,000)	(13,740,886)
4% 6/1/48	(13,450,000)	(13,740,886)
4% 6/1/48	(26,885,000)	(27,466,447)
4% 6/1/48	(13,740,000)	(14,037,158)
4.5% 6/1/48	(211,350,000)	(220,604,404)

TOTAL FANNIE MAE		(514,555,654)

Ginnie Mae
3.5% 6/1/48	(34,300,000)	(34,463,460)
3.5% 6/1/48	(83,800,000)	(84,199,357)

TOTAL GINNIE MAE		(118,662,817)

TOTAL TBA SALE COMMITMENTS
(Proceeds $631,535,474)		$(633,218,471)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Bond Index Contracts
ASX 10 Year Treasury Bond Index Contracts (Australia)	29	June 2018	$2,829,249	$30,614	$30,614
TME 10 Year Canadian Note Contracts (Canada)	72	Sept. 2018	7,548,727	41,936	41,936
TOTAL BOND INDEX CONTRACTS					72,550
Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	102	Sept. 2018	21,647,906	(38,450)	(38,450)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	244	Sept. 2018	27,789,313	259,233	259,233
CBOT Long Term U.S. Treasury Bond Contracts (United States)	24	Sept. 2018	3,483,000	112,261	112,261
CBOT Ultra 10-Year U.S. Treasury Note Contracts (United States)	58	Sept. 2018	7,443,938	133,714	133,714
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	68	Sept. 2018	10,846,000	396,631	396,631
TOTAL TREASURY CONTRACTS					863,389

TOTAL PURCHASED					935,939

Sold
Bond Index Contracts
Eurex Euro-Bobl Contracts (Germany)	417	June 2018	64,607,560	(771,672)	(771,672)
Eurex Euro-Bund Contracts (Germany)	64	Sept. 2018	12,126,696	(301,834)	(301,834)
TOTAL BOND INDEX CONTRACTS					(1,073,506)
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	363	Sept. 2018	43,718,813	(706,914)	(706,914)
CBOT 2-Year U.S. Treasury Note Contracts (United States)	1,088	Sept. 2018	230,911,000	(903,104)	(903,104)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	61	Sept. 2018	8,852,625	(139,765)	(139,765)
CBOT Ultra 10-Year U.S. Treasury Note Contracts (United States)	356	Sept. 2018	45,690,375	(818,595)	(818,595)
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	18	Sept. 2018	2,871,000	(27,602)	(27,602)
TOTAL TREASURY CONTRACTS					(2,595,980)

TOTAL SOLD					(3,669,486)

TOTAL FUTURES CONTRACTS					$(2,733,547)

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

The notional amount of futures sold as a percentage of Net Assets is 1.3%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/(Depreciation)
EUR	186,000	USD	216,802	BNP Paribas	6/1/18	$642
EUR	1,296,000	USD	1,514,117	State Street Bank and Trust Co.	6/4/18	972
CAD	121,000	USD	94,040	JPMorgan Chase Bank	8/16/18	(556)
CAD	52,000	USD	40,433	State Street Bank and Trust Co.	8/16/18	(258)
EUR	639,000	USD	749,153	BNP Paribas	8/16/18	2,206
EUR	291,000	USD	345,560	Goldman Sachs Bank USA	8/16/18	(3,392)
EUR	357,000	USD	423,324	JPMorgan Chase Bank	8/16/18	(3,551)
EUR	292,000	USD	339,501	JPMorgan Chase Bank	8/16/18	3,843
GBP	3,636,000	USD	4,885,657	HSBC Bank USA	8/16/18	(34,483)
USD	105,439	AUD	141,000	Brown Brothers Harriman & Co.	8/16/18	(1,247)
USD	10,210,420	CAD	13,117,000	Canadian Imperial Bank of Commerce	8/16/18	76,295
USD	178,888	CAD	229,000	JPMorgan Chase Bank	8/16/18	1,964
USD	368,371	EUR	313,000	Citibank, N.A.	8/16/18	334
USD	203,434,310	EUR	170,260,000	Goldman Sachs Bank USA	8/16/18	3,236,728
USD	548,202	EUR	462,000	Goldman Sachs Bank USA	8/16/18	4,967
USD	196,794	EUR	166,000	Goldman Sachs Bank USA	8/16/18	1,606
USD	2,496,106	EUR	2,114,000	Goldman Sachs Bank USA	8/16/18	10,391
USD	11,171,639	EUR	9,441,000	JPMorgan Chase Bank	8/16/18	70,586
USD	959,850	EUR	817,000	State Street Bank and Trust Co.	8/16/18	(807)
USD	58,906,449	GBP	43,417,000	Citibank, N.A.	8/16/18	979,220
USD	456	JPY	50,000	JPMorgan Chase Bank	8/16/18	(6)
TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						$4,345,454
					Unrealized Appreciation	4,389,754
					Unrealized Depreciation	(44,300)

Swaps

Underlying Reference	Rating(1)	Maturity Date	Clearinghouse / Counterparty(2)	Fixed Payment Received/(Paid)	Payment Frequency	Notional Amount(3)	Value(1)	Upfront Premium Received/(Paid)(4)	Unrealized Appreciation/(Depreciation)
Credit Default Swaps
Buy Protection
5-Year iTraxx Europe Series 25 Index		Jun. 2021	ICE	(1%)	Quarterly	EUR 8,300,000	$(91,486)	$0	$(91,486)
Accor SA		Jun. 2022	Citibank, N.A.	(1%)	Quarterly	EUR 4,200,000	(116,745)	75,233	(41,512)
Gas Natural Capital Markets SA		Jun. 2022	BNP Paribas SA	(1%)	Quarterly	EUR 4,200,000	(87,132)	97,730	10,598
Kering SA		Sep. 2018	Morgan Stanley Capital Group, Inc.	(1%)	Quarterly	EUR 3,500,000	(20,222)	2,062	(18,160)
Royal Bank Of Scotland Grp PLC (Ungtd)		Jun. 2023	BNP Paribas SA	(1%)	Quarterly	EUR 4,182,000	(21,642)	0	(21,642)
Standard Chartered PLC		Jun. 2021	Goldman Sachs Bank USA	(1%)	Quarterly	EUR 1,550,000	(29,675)	(97,032)	(126,707)
WPP Finance SA		Jun. 2023	Citibank, N.A.	(1%)	Quarterly	EUR 850,000	(7,398)	9,398	2,000
WPP Finance SA		Jun. 2023	Credit Suisse International	(1%)	Quarterly	EUR 800,000	(6,963)	7,654	691
TOTAL BUY PROTECTION							(381,263)	95,045	(286,218)
Sell Protection
5-Year iTraxx Europe Senior Financials Series 25 Index	NR	Jun. 2021	ICE	1%	Quarterly	EUR 8,300,000	191,858	0	191,858
BNP Paribas SA	Baa2	Jun. 2023	Credit Suisse International	1%	Quarterly	EUR 1,700,000	(49,587)	48,493	(1,094)
Intesa Sanpaolo Spa	Ba1	Jun. 2022	BNP Paribas SA	1%	Quarterly	EUR 1,850,000	(200,293)	151,864	(48,429)
TOTAL SELL PROTECTION							(58,022)	200,357	142,335

TOTAL CREDIT DEFAULT SWAPS							$(439,285)	$295,402	$(143,883)

 (1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

 (2) Swaps with Intercontinental Exchange (ICE) are centrally cleared over-the-counter (OTC) swaps.

 (3) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Portfolio could be required to make if a credit event were to occur.

 (4) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

Swaps

Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount	Value	Upfront Premium Received/(Paid)(4)	Unrealized Appreciation/(Depreciation)
Interest Rate Swaps
1%	Semi - annual	6-month LIBOR(3)	Semi - annual	LCH	Jun. 2025	GBP 11,260,000	$123,925	$0	$123,925
1.25%	Semi - annual	6-month EURIBOR(3)	Semi - annual	LCH	Jun. 2033	EUR 14,860,000	256,881	0	256,881
1.5%	Semi - annual	6-month EURIBOR(3)	Semi - annual	LCH	Jun. 2038	EUR 1,660,000	19,057	0	19,057

TOTAL INTEREST RATE SWAPS							$399,863	$0	$399,863

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

 (3) Represents floating rate.

Currency Abbreviations

AUD – Australian dollar

CAD – Canadian dollar

EUR – European Monetary Unit

GBP – British pound

JPY – Japanese yen

USD – U.S. dollar

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,781,923,281 or 8.8% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (e) Level 3 security

 (f) Non-income producing - Security is in default.

 (g) Security is perpetual in nature with no stated maturity date.

 (h) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,959,791.

 (i) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (j) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $717,957.

 (k) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (l) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (m) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.

 (n) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (o) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (p) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $1,585,202.

 (q) Non-income producing

 (r) The coupon rate will be determined upon settlement of the loan after period end.

 (s) A portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $285,462 and $286,139, respectively.

 (t) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$8,573,266
Total	$8,573,266

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$760,656	$760,656	$--	$--
Energy	7,865,126	2,792,345	--	5,072,781
Financials	3,264,922	1,397,716	1,867,206	--
Materials	3,966,754	3,966,754	--	--
Real Estate	5,327,236	4,553,794	773,442	--
Telecommunication Services	193,356	158,756	--	34,600
Utilities	2,483,600	--	--	2,483,600
Corporate Bonds	9,822,605,352	--	9,821,265,902	1,339,450
U.S. Government and Government Agency Obligations	11,978,969,787	--	11,978,969,787	--
U.S. Government Agency - Mortgage Securities	6,165,337,975	--	6,165,337,975	--
Asset-Backed Securities	568,983,698	--	565,713,338	3,270,360
Collateralized Mortgage Obligations	590,465,566	--	590,465,566	--
Commercial Mortgage Securities	743,049,024	--	743,049,024	--
Municipal Securities	361,511,033	--	361,511,033	--
Foreign Government and Government Agency Obligations	301,536,331	--	300,032,806	1,503,525
Bank Loan Obligations	1,528,175,010	--	1,519,577,159	8,597,851
Bank Notes	106,785,838	--	106,785,838	--
Preferred Securities	211,827,928	--	211,827,928	--
Money Market Funds	665,123,285	665,123,285	--	--
Purchased Swaptions	11,428,198	--	11,428,198	--
Total Investments in Securities:	$33,079,660,675	$678,753,306	$32,378,605,202	$22,302,167
Derivative Instruments:
Assets
Futures Contracts	$974,389	$974,389	$--	$--
Forward Foreign Currency Contracts	4,389,754	--	4,389,754	--
Swaps	591,721	--	591,721	--
Total Assets	$5,955,864	$974,389	$4,981,475	$--
Liabilities
Futures Contracts	$(3,707,936)	$(3,707,936)	$--	$--
Forward Foreign Currency Contracts	(44,300)	--	(44,300)	--
Swaps	(631,143)	--	(631,143)	--
Total Liabilities	$(4,383,379)	$(3,707,936)	$(675,443)	$--
Total Derivative Instruments:	$1,572,485	$(2,733,547)	$4,306,032	$--
Other Financial Instruments:
TBA Sale Commitments	$(633,218,471)	$--	$(633,218,471)	$--
Total Other Financial Instruments:	$(633,218,471)	$--	$(633,218,471)	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, bank loan obligations, foreign government and government agency obligations, municipal securities, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific market events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing vendor and are categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Total Bond K6 Fund

May 31, 2018

TBDK6-QTLY-0718
1.9884012.101

Schedule of Investments May 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 21.8%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 1.7%
Automobiles - 0.5%
General Motors Financial Co., Inc. 4.375% 9/25/21	$3,950,000	$4,044,663
Media - 1.2%
21st Century Fox America, Inc. 7.75% 12/1/45	370,000	540,388
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.908% 7/23/25	945,000	960,935
5.375% 5/1/47	2,000,000	1,857,662
Comcast Corp. 6.45% 3/15/37	365,000	445,749
Time Warner Cable, Inc.:
4% 9/1/21	1,480,000	1,487,507
7.3% 7/1/38	2,420,000	2,852,841
Time Warner, Inc. 6.2% 3/15/40	840,000	951,133
		9,096,215

TOTAL CONSUMER DISCRETIONARY		13,140,878

CONSUMER STAPLES - 0.7%
Beverages - 0.7%
Anheuser-Busch InBev Finance, Inc.:
2.65% 2/1/21	45,000	44,572
4.7% 2/1/36	2,325,000	2,385,396
Anheuser-Busch InBev Worldwide, Inc. 4.75% 4/15/58	613,000	608,136
Molson Coors Brewing Co. 5% 5/1/42	1,930,000	1,931,376
		4,969,480
Tobacco - 0.0%
Reynolds American, Inc. 7.25% 6/15/37	75,000	95,572

TOTAL CONSUMER STAPLES		5,065,052

ENERGY - 4.9%
Oil, Gas & Consumable Fuels - 4.9%
Alberta Energy Co. Ltd.:
7.375% 11/1/31	435,000	539,796
8.125% 9/15/30	398,000	518,728
Anadarko Finance Co. 7.5% 5/1/31	790,000	991,190
Anadarko Petroleum Corp.:
5.55% 3/15/26	515,000	557,113
6.6% 3/15/46	630,000	781,420
Canadian Natural Resources Ltd.:
3.9% 2/1/25	525,000	521,957
5.85% 2/1/35	525,000	597,221
Cenovus Energy, Inc. 4.25% 4/15/27	1,034,000	993,237
Columbia Pipeline Group, Inc.:
4.5% 6/1/25	25,000	25,213
5.8% 6/1/45	10,000	11,403
DCP Midstream LLC 5.85% 5/21/43 (a)(b)	570,000	527,079
DCP Midstream Operating LP 3.875% 3/15/23	520,000	500,500
Enbridge, Inc.:
4.25% 12/1/26	525,000	526,094
5.5% 12/1/46	525,000	571,934
Encana Corp. 6.625% 8/15/37	350,000	427,629
Enterprise Products Operating LP 3.75% 2/15/25	20,000	19,981
Kinder Morgan Energy Partners LP 6.55% 9/15/40	1,365,000	1,498,584
Marathon Petroleum Corp. 5.125% 3/1/21	35,000	36,614
MPLX LP 4.875% 12/1/24	272,000	283,400
Petrobras Global Finance BV:
5.75% 2/1/29	1,000,000	895,000
6.125% 1/17/22	2,730,000	2,858,310
7.25% 3/17/44	2,500,000	2,350,000
7.375% 1/17/27	2,130,000	2,161,631
Petroleos Mexicanos:
4.625% 9/21/23	6,000,000	5,876,160
6.35% 2/12/48 (a)	350,000	318,500
6.375% 1/23/45	2,300,000	2,101,050
6.5% 3/13/27	20,000	20,365
6.75% 9/21/47	4,470,000	4,223,703
Sunoco Logistics Partner Operations LP 5.4% 10/1/47	692,000	646,982
The Williams Companies, Inc.:
3.7% 1/15/23	2,000,000	1,945,260
4.55% 6/24/24	70,000	70,263
5.75% 6/24/44	35,000	36,663
Western Gas Partners LP:
4.5% 3/1/28	200,000	198,457
4.65% 7/1/26	35,000	35,238
5.375% 6/1/21	1,563,000	1,625,885
Williams Partners LP 4.3% 3/4/24	2,000,000	2,016,260
		37,308,820
FINANCIALS - 9.4%
Banks - 4.2%
Bank of America Corp.:
3.004% 12/20/23 (b)	2,001,000	1,942,231
3.5% 4/19/26	2,630,000	2,547,755
3.705% 4/24/28 (b)	528,000	509,164
Barclays PLC 4.375% 1/12/26	900,000	875,335
CIT Group, Inc. 6.125% 3/9/28	640,000	654,400
Citigroup, Inc.:
2.4% 2/18/20	1,142,000	1,130,421
3.142% 1/24/23 (b)	443,000	435,890
4.3% 11/20/26	3,500,000	3,453,808
4.4% 6/10/25	1,970,000	1,972,638
5.5% 9/13/25	472,000	504,439
Credit Suisse Group Funding Guernsey Ltd.:
3.75% 3/26/25	1,200,000	1,157,957
3.8% 6/9/23	1,250,000	1,239,882
Intesa Sanpaolo SpA:
5.017% 6/26/24 (a)	200,000	182,362
5.71% 1/15/26 (a)	1,449,000	1,336,110
JPMorgan Chase & Co.:
2.35% 1/28/19	35,000	34,954
2.95% 10/1/26	3,085,000	2,871,405
3.882% 7/24/38 (b)	1,000,000	932,182
4.35% 8/15/21	2,425,000	2,502,491
Rabobank Nederland 4.375% 8/4/25	500,000	492,093
Regions Bank 6.45% 6/26/37	250,000	299,408
Royal Bank of Scotland Group PLC 6.125% 12/15/22	6,545,000	6,924,057
		31,998,982
Capital Markets - 3.9%
Affiliated Managers Group, Inc. 4.25% 2/15/24	390,000	397,555
Credit Suisse Group AG 3.869% 1/12/29 (a)(b)	1,570,000	1,477,059
Deutsche Bank AG 4.5% 4/1/25	2,300,000	2,061,113
Deutsche Bank AG New York Branch:
3.15% 1/22/21	625,000	611,082
4.1% 1/13/26	1,100,000	1,021,323
Goldman Sachs Group, Inc.:
2.876% 10/31/22 (b)	170,000	165,806
3.2% 2/23/23	3,000,000	2,936,654
3.691% 6/5/28 (b)	4,660,000	4,428,285
3.75% 5/22/25	525,000	513,365
3.814% 4/23/29 (b)	1,025,000	978,976
4.017% 10/31/38 (b)	1,000,000	917,952
Moody's Corp.:
3.25% 1/15/28	10,000	9,476
4.875% 2/15/24	9,000	9,488
Morgan Stanley:
3.125% 7/27/26	2,621,000	2,454,303
3.737% 4/24/24 (b)	2,500,000	2,492,330
5% 11/24/25	2,600,000	2,712,883
5.625% 9/23/19	100,000	103,524
5.75% 1/25/21	4,650,000	4,937,291
UBS Group Funding AG 2.859% 8/15/23 (a)(b)	1,000,000	960,209
UBS Group Funding Ltd. 4.125% 9/24/25 (a)	500,000	497,714
		29,686,388
Consumer Finance - 0.7%
Capital One Financial Corp.:
2.5% 5/12/20	625,000	616,934
3.8% 1/31/28	437,000	415,807
Discover Financial Services:
3.95% 11/6/24	3,380,000	3,316,558
4.1% 2/9/27	366,000	354,157
Synchrony Financial 3.95% 12/1/27	329,000	305,629
		5,009,085
Diversified Financial Services - 0.3%
AXA Equitable Holdings, Inc. 3.9% 4/20/23 (a)	110,000	109,584
Brixmor Operating Partnership LP 3.25% 9/15/23	1,035,000	992,900
Voya Financial, Inc. 3.125% 7/15/24	812,000	770,929
		1,873,413
Insurance - 0.3%
Pacific LifeCorp 5.125% 1/30/43 (a)	950,000	1,012,977
Pricoa Global Funding I 5.375% 5/15/45 (b)	1,045,000	1,050,225
TIAA Asset Management Finance LLC 4.125% 11/1/24 (a)	80,000	80,396
Unum Group 3.875% 11/5/25	50,000	49,046
		2,192,644

TOTAL FINANCIALS		70,760,512

HEALTH CARE - 1.5%
Biotechnology - 0.1%
AbbVie, Inc. 4.5% 5/14/35	525,000	520,112
Health Care Providers & Services - 0.8%
CVS Health Corp.:
4.1% 3/25/25	1,145,000	1,145,514
4.3% 3/25/28	1,329,000	1,318,952
4.78% 3/25/38	2,092,000	2,075,132
5.05% 3/25/48	870,000	887,613
HCA Holdings, Inc. 6.5% 2/15/20	950,000	992,750
		6,419,961
Pharmaceuticals - 0.6%
Actavis Funding SCS 3.45% 3/15/22	40,000	39,472
Mylan N.V. 4.55% 4/15/28 (a)	450,000	438,486
Mylan NV:
3.15% 6/15/21	50,000	49,433
3.95% 6/15/26	1,370,000	1,306,160
Shire Acquisitions Investments Ireland DAC 2.4% 9/23/21	1,162,000	1,118,179
Teva Pharmaceutical Finance Netherlands III BV:
2.8% 7/21/23	1,055,000	902,711
3.15% 10/1/26	785,000	633,959
Zoetis, Inc. 3.45% 11/13/20	15,000	15,095
		4,503,495

TOTAL HEALTH CARE		11,443,568

INDUSTRIALS - 0.4%
Aerospace & Defense - 0.1%
BAE Systems Holdings, Inc. 3.8% 10/7/24 (a)	1,040,000	1,038,696
Trading Companies & Distributors - 0.3%
International Lease Finance Corp. 5.875% 8/15/22	2,000,000	2,140,660

TOTAL INDUSTRIALS		3,179,356

MATERIALS - 0.1%
Metals & Mining - 0.1%
Corporacion Nacional del Cobre de Chile (Codelco):
3.625% 8/1/27 (a)	500,000	475,660
4.5% 8/1/47 (a)	500,000	487,285
		962,945
REAL ESTATE - 1.9%
Equity Real Estate Investment Trusts (REITs) - 1.2%
Corporate Office Properties LP:
5% 7/1/25	3,650,000	3,749,835
5.25% 2/15/24	146,000	152,397
Duke Realty LP 3.625% 4/15/23	50,000	49,818
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	1,665,000	1,655,657
4.75% 1/15/28	3,349,000	3,227,955
WP Carey, Inc. 4% 2/1/25	489,000	475,543
		9,311,205
Real Estate Management & Development - 0.7%
Brandywine Operating Partnership LP:
3.95% 2/15/23	560,000	562,029
3.95% 11/15/27	421,000	404,529
4.1% 10/1/24	833,000	824,366
Digital Realty Trust LP:
4.75% 10/1/25	1,445,000	1,496,485
5.25% 3/15/21	30,000	31,395
Liberty Property LP 4.4% 2/15/24	40,000	40,958
Ventas Realty LP:
3.5% 2/1/25	1,265,000	1,216,827
4% 3/1/28	218,000	211,123
		4,787,712

TOTAL REAL ESTATE		14,098,917

TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.7%
AT&T, Inc.:
3.6% 2/17/23	1,890,000	1,876,144
4.45% 4/1/24	51,000	52,180
6.3% 1/15/38	1,100,000	1,243,314
Verizon Communications, Inc.:
5.012% 8/21/54	1,585,000	1,510,747
5.5% 3/16/47	461,000	485,354
		5,167,739
UTILITIES - 0.5%
Electric Utilities - 0.4%
FirstEnergy Corp.:
4.25% 3/15/23	45,000	45,868
7.375% 11/15/31	1,985,000	2,610,076
IPALCO Enterprises, Inc. 3.7% 9/1/24	172,000	166,872
		2,822,816
Independent Power and Renewable Electricity Producers - 0.1%
Dolphin Subsidiary II, Inc. 7.25% 10/15/21	950,000	1,035,500

TOTAL UTILITIES		3,858,316

TOTAL NONCONVERTIBLE BONDS
(Cost $171,131,524)		164,986,103

U.S. Government and Government Agency Obligations - 40.5%
U.S. Treasury Inflation-Protected Obligations - 7.2%
U.S. Treasury Inflation-Indexed Bonds 0.875% 2/15/47	14,258,928	14,035,899
U.S. Treasury Inflation-Indexed Notes:
0.375% 1/15/27	$26,300,350	$25,483,275
0.375% 7/15/27	7,823,454	7,586,792
U.S. Treasury Inflation-Indexed Notes 0.5% 1/15/28	7,635,375	7,445,231

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		54,551,197

U.S. Treasury Obligations - 33.3%
U.S. Treasury Bonds:
2.75% 11/15/47	9,680,000	9,168,775
3% 2/15/47	23,921,000	23,843,444
U.S. Treasury Notes:
1.5% 5/15/20	38,429,000	37,750,488
1.75% 6/30/22	227,000	219,170
1.875% 3/31/22	77,961,000	75,807,935
1.875% 7/31/22	34,215,000	33,167,166
2.125% 12/31/22	32,844,000	32,066,521
2.125% 7/31/24	17,335,000	16,707,283
2.125% 11/30/24	10,774,000	10,353,561
2.25% 12/31/24	9,463,000	9,160,258
2.75% 2/15/28	3,920,000	3,883,097

TOTAL U.S. TREASURY OBLIGATIONS		252,127,698

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $312,540,886)		306,678,895

U.S. Government Agency - Mortgage Securities - 1.4%
Fannie Mae - 1.1%
3% 6/1/48 (c)	900,000	872,364
3% 6/1/48 (c)	700,000	678,505
3.5% 6/1/48 (c)	2,125,000	2,117,850
3.5% 6/1/48 (c)	800,000	797,308
4% 6/1/48 (c)	1,600,000	1,634,604
4% 6/1/48 (c)	1,750,000	1,787,848
4.5% 6/1/48 (c)	50,000	52,189
4.5% 6/1/48 (c)	50,000	52,189
4.5% 7/1/48 (c)	50,000	52,105

TOTAL FANNIE MAE		8,044,962

Ginnie Mae - 0.3%
3.5% 6/1/48 (c)	700,000	703,336
3.5% 6/1/48 (c)	425,000	427,025
3.5% 7/1/48 (c)	600,000	602,109
4.5% 6/1/48 (c)	350,000	364,027
4.5% 6/1/48 (c)	250,000	260,020

TOTAL GINNIE MAE		2,356,517

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $10,349,422)		10,401,479

Asset-Backed Securities - 1.9%
AASET Trust Series 2018-1A Class A, 3.844% 1/16/38 (a)	$458,193	$457,737
Ally Master Owner Trust Series 2018-2 Class A, 3.29% 5/15/23	860,000	859,992
Argent Securities, Inc. pass-thru certificates Series 2005-W2 Class A2C, 1 month U.S. LIBOR + 0.360% 2.3197% 10/25/35 (b)(d)	623,519	624,359
CAM Mortgage Trust Series 2016-2 Class A2, 5% 6/15/57 (a)	1,000,000	992,008
Citibank Credit Card Issuance Trust Series 2017-A8 Class A8, 1.86% 8/8/22	200,000	195,533
CLUB Credit Trust:
Series 2017-P1 Class A, 2.54% 9/15/23 (a)	164,229	163,825
Series 2018-NP1 Class A, 2.99% 5/15/24 (a)	457,696	457,577
Consumer Loan Underlying Bond Credit Trust Series 2017-NP2 Class A, 2.55% 1/16/24 (a)	149,630	149,516
DB Master Finance LLC:
Series 2015-1A Class A2II, 3.98% 2/20/45 (a)	1,782,135	1,786,091
Series 2017-1A:
Class A2I, 3.629% 11/20/47 (a)	276,610	270,852
Class A2II, 4.03% 11/20/47 (a)	475,610	468,940
DLL Securitization Trust Series 2018-1 Class A3, 2.96% 4/18/22 (a)	100,000	100,382
Ford Credit Auto Owner Trust Series 2018-A Class A3, 3.03% 11/15/22	400,000	399,935
Ford Credit Floorplan Master Owner Trust:
Series 2017-1 Class A1, 2.07% 5/15/22	1,210,000	1,190,955
Series 2018-1 Class A1, 2.95% 5/15/21	800,000	798,511
Hyundai Auto Receivables Trust Series 2018-A Class A3, 2.79% 7/15/22	745,000	744,160
Kubota Credit Owner Trust Series 2018-1A Class A3, 3.15% 8/15/22 (a)	1,800,000	1,804,949
Mercedes-Benz Master Owner Trust Series 2018-AA Class A, 1 month U.S. LIBOR + 0.000% 0% 5/16/22 (a)(b)(d)	400,000	400,000
Nationstar HECM Loan Trust:
Series 2017-2A Class A1, 2.0383% 9/25/27 (a)	314,754	313,631
Series 2018-1A Class A, 2.76% 2/25/28 (a)	476,063	476,063
Navient Student Loan Trust Series 2017-3A Class A2, 1 month U.S. LIBOR + 0.600% 2.5597% 7/26/66 (a)(b)(d)	100,000	100,770
Prosper Marketplace Issuance T 3.11% 6/17/24 (a)	399,477	399,548
Securitized Term Auto Receivables Trust Series 2018-1A Class A3, 3.13% 1/25/22 (a)	1,140,000	1,142,457
TOTAL ASSET-BACKED SECURITIES
(Cost $14,318,091)		14,297,791

Collateralized Mortgage Obligations - 0.1%
Private Sponsor - 0.1%
Citigroup Mortgage Loan Trust, Inc. sequential payer Series 2009-5 Class 5A1, 3.7924% 1/25/37 (a)(b)	482,338	490,616
CSMC Trust Series 2009-5R Class 2A2, 3.4593% 6/25/36 (a)(b)	119,325	119,187
FirstKey Mortgage Trust sequential payer Series 2015-1 Class A9, 3% 3/25/45 (a)(b)	340,366	337,417
Winwater Mortgage Loan Trust sequential payer Series 2015-1 Class A9, 2.5% 1/20/45 (a)	147,036	145,584
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $1,099,562)		1,092,804

Commercial Mortgage Securities - 0.6%
BX Trust Series 2017-IMC Class A, 1 month U.S. LIBOR + 1.050% 2.9687% 10/15/32 (a)(b)(d)	500,000	500,615
Citigroup Commercial Mortgage Trust Series 2015-GC29 Class XA, 1.2486% 4/10/48 (b)(e)	3,560,385	190,576
COMM Mortgage Trust:
Series 2014-CR17 Class XA, 1.2738% 5/10/47 (b)(e)	1,892,313	80,282
Series 2014-CR19 Class XA, 1.3664% 8/10/47 (b)(e)	5,016,840	227,509
Series 2014-LC17 Class XA, 1.088% 10/10/47 (b)(e)	4,143,268	131,796
Series 2015-DC1 Class XA, 1.2839% 2/10/48 (b)(e)	1,176,967	58,290
CSMC Trust Series 2017-PFHP Class D, 1 month U.S. LIBOR + 2.250% 4.1469% 12/15/30 (a)(b)(d)	1,296,000	1,299,246
GP Portfolio Trust Series 2014-GPP Class A, 1 month U.S. LIBOR + 1.200% 3.0969% 2/15/27 (a)(b)(d)	70,460	70,470
RETL floater Series 2018-RVP Class A, 1 month U.S. LIBOR + 1.100% 2.9969% 3/15/33 (a)(b)(d)	907,794	912,204
SCG Trust Series 2013-SRP1 Class A, 1 month U.S. LIBOR + 1.400% 3.5469% 11/15/26 (a)(b)(d)	334,000	334,000
UBS Commercial Mortgage Trust Series 2017-C7 Class XA, 1.2306% 12/15/50 (b)(e)	1,495,013	110,787
Wells Fargo Commercial Mortgage Trust Series 2017-C42 Class XA, 1.0468% 12/15/50 (b)(e)	3,693,998	251,014
WF-RBS Commercial Mortgage Trust Series 2014-C21 Class XA, 1.2571% 8/15/47 (b)(e)	1,217,188	57,027
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $4,338,604)		4,223,816

Municipal Securities - 0.6%
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	$90,000	$129,309
7.5% 4/1/34	700,000	984,480
Illinois Gen. Oblig.:
Series 2003, 5.1% 6/1/33	2,525,000	2,430,363
Series 2011, 5.877% 3/1/19	970,000	988,876
TOTAL MUNICIPAL SECURITIES
(Cost $4,653,420)		4,533,028

Foreign Government and Government Agency Obligations - 0.5%
Argentine Republic 5.875% 1/11/28	$2,000,000	$1,745,000
Dominican Republic 5.95% 1/25/27 (a)	2,200,000	2,211,000
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $4,339,666)		3,956,000

Bank Notes - 0.1%
Synchrony Bank 3.65% 5/24/21
(Cost $558,295)	559,000	560,413
	Shares	Value

Fixed-Income Funds - 30.8%
Fidelity Floating Rate Central Fund (f)	383,359	$39,516,619
Fidelity Mortgage Backed Securities Central Fund(f)	1,250,881	131,892,899
Fidelity Specialized High Income Central Fund (f)	625,471	61,927,918
TOTAL FIXED-INCOME FUNDS
(Cost $238,495,096)		233,337,436
	Principal Amount	Value

Preferred Securities - 0.2%
FINANCIALS - 0.2%
Banks - 0.2%
Barclays Bank PLC 7.625% 11/21/22 (Cost $1,553,595)	1,350,000	1,467,827
	Shares	Value

Money Market Funds - 2.7%
Fidelity Cash Central Fund, 1.76% (g)
(Cost $20,373,749)	20,369,675	20,373,749
TOTAL INVESTMENT IN SECURITIES - 101.2%
(Cost $783,751,910)		765,909,341
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(9,104,503)
NET ASSETS - 100%		$756,804,838

TBA Sale Commitments
	Principal Amount	Value
Fannie Mae
3.5% 6/1/48	$(400,000)	$(398,654)
4.5% 6/1/48	(50,000)	(52,189)

TOTAL FANNIE MAE		(450,843)

Ginnie Mae
3.5% 6/1/48	(600,000)	(602,860)
TOTAL TBA SALE COMMITMENTS
(Proceeds $1,049,125)		$(1,053,703)

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $24,846,802 or 3.3% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (e) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$262,668
Fidelity Floating Rate Central Fund	1,145,441
Fidelity Mortgage Backed Securities Central Fund	1,966,450
Fidelity Specialized High Income Central Fund	2,547,599
Total	$5,922,158

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$24,715,867	$14,845,441	$--	$--	$(44,689)	$39,516,619	1.7%
Fidelity Mortgage Backed Securities Central Fund	89,098,772	69,116,453	23,433,401	(98,933)	(2,789,992)	131,892,899	1.6%
Fidelity Specialized High Income Central Fund	39,575,278	24,847,599	--	--	(2,494,959)	61,927,918	9.0%
Total	$153,389,917	$108,809,493	$23,433,401	$(98,933)	$(5,329,640)	$233,337,436

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$164,986,103	$--	$164,986,103	$--
U.S. Government and Government Agency Obligations	306,678,895	--	306,678,895	--
U.S. Government Agency - Mortgage Securities	10,401,479	--	10,401,479	--
Asset-Backed Securities	14,297,791	--	14,297,791	--
Collateralized Mortgage Obligations	1,092,804	--	1,092,804	--
Commercial Mortgage Securities	4,223,816	--	4,223,816	--
Municipal Securities	4,533,028	--	4,533,028	--
Foreign Government and Government Agency Obligations	3,956,000	--	3,956,000	--
Bank Notes	560,413	--	560,413	--
Fixed-Income Funds	233,337,436	233,337,436	--	--
Preferred Securities	1,467,827	--	1,467,827	--
Money Market Funds	20,373,749	20,373,749	--	--
Total Investments in Securities:	$765,909,341	$253,711,185	$512,198,156	$--
Other Financial Instruments:
TBA Sale Commitments	$(1,053,703)	$--	$(1,053,703)	$--
Total Other Financial Instruments:	$(1,053,703)	$--	$(1,053,703)	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Income Fund’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Income Fund

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	July 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	July 27, 2018

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	July 27, 2018